UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21910
                                                     ---------

                      Claymore Exchange-Traded Fund Trust 2
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               (Exact name of registrant as specified in charter)

                   2455 Corporate West Drive, Lisle, IL 60532
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               (Address of principal executive offices) (Zip code)

                                J. Thomas Futrell
                   2455 Corporate West Drive, Lisle, IL 60532
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                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 505-3700
                                                           --------------

                         Date of fiscal year end: May 31
                                                  ------

                     Date of reporting period: May 31, 2009
                                               ------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Investment Company Act"), is as follows:



      ANNUAL
      REPORT          CLAYMORE EXCHANGE-TRADED FUND TRUST 2
May 31, 2009

[PHOTO OF CLAYMORE ETFS ACCESS TO INNOVATION]

TAO | CLAYMORE/ALPHASHARES CHINA REAL ESTATE ETF
HAO | CLAYMORE/ALPHASHARES CHINA SMALL CAP INDEX ETF
EXB | CLAYMORE/BEACON GLOBAL EXCHANGES, BROKERS & ASSET MANAGERS INDEX ETF CUT | CLAYMORE/BEACON GLOBAL TIMBER INDEX ETF
FRN | CLAYMORE/BNY MELLON FRONTIER MARKETS ETF
SEA | CLAYMORE/DELTA GLOBAL SHIPPING INDEX ETF
ROB | CLAYMORE/ROBB REPORT GLOBAL LUXURY INDEX ETF
ENY | CLAYMORE/SWM CANADIAN ENERGY INCOME INDEX ETF
CRO | CLAYMORE/ZACKS COUNTRY ROTATION ETF
HGI | CLAYMORE/ZACKS INTERNATIONAL MULTI-ASSET INCOME INDEX ETF

                                                          [LOGO OF CLAYMORE(SM)]

      WWW.CLAYMORE.COM

                                                    ... YOUR ROAD TO THE LATEST,

                                           MOST UP-TO-DATE INFORMATION ABOUT THE

                                           CLAYMORE EXCHANGE-TRADED FUND TRUST 2

[PHOTO OF CLAYMORE WEB PAGE]

The shareholder report you are reading right now is just the beginning of the story. Online at WWW.CLAYMORE.COM, you will find:

o Daily and historical fund pricing, fund returns, portfolio holdings and characteristics and distribution history.

o     Investor guides and fund fact sheets.

o Regulatory documents including a prospectus and copies of shareholder reports.

Claymore Securities is constantly updating and expanding shareholder information services on each Fund's website, in an ongoing effort to provide you with the most current information about how your Fund's assets are managed, and the results of our efforts. It is just one more small way we are working to keep you better informed about your investment.

CONTENTS
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DEAR SHAREHOLDER                                                               3
ECONOMIC AND MARKET OVERVIEW                                                   4
MANAGEMENT DISCUSSION OF FUND PERFORMANCE                                      5
FUND SUMMARY & PERFORMANCE                                                    16
OVERVIEW OF FUND EXPENSES                                                     32
PORTFOLIO OF INVESTMENTS                                                      34
STATEMENT OF ASSETS AND LIABILITIES                                           52
STATEMENT OF OPERATIONS                                                       54
STATEMENT OF CHANGES IN NET ASSETS                                            56
FINANCIAL HIGHLIGHTS                                                          60
NOTES TO FINANCIAL STATEMENTS                                                 70
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                       76
SUPPLEMENTAL INFORMATION                                                      77
TRUST INFORMATION                                                             79
ABOUT THE FUND MANAGER                                                Back Cover

2 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust 2

Dear SHAREHOLDER |

As adviser to the Funds, Claymore Advisors, LLC ("Claymore") is pleased to present the annual shareholder report for 10 of our exchange-traded funds ("ETFs" or "Funds").This report covers fund performance during the annual fiscal period ended May 31, 2009:

o     Claymore/AlphaShares China Real Estate ETF (ticker: "TAO")

o     Claymore/AlphaShares China Small Cap Index ETF (ticker: "HAO")(1)

o Claymore/Beacon Global Exchanges, Brokers & Asset Managers Index ETF (ticker: "EXB")(1), (2)

o     Claymore/Beacon Global Timber Index ETF (ticker: "CUT")(1), (3)

o     Claymore/Robb Report Global Luxury Index ETF (ticker: "ROB")

o     Claymore/SWM Canadian Energy Income Index ETF (ticker: "ENY")(1)

o     Claymore/Zacks Country Rotation ETF (ticker: "CRO")(1)

o     Claymore/Zacks International Multi-Asset Income Index ETF (ticker:
      "HGI")(1), (4)

In addition, this report covers performance for the following Funds from their inception dates through May 31, 2009:

o Claymore/BNY Mellon Frontier Markets ETF (ticker: "FRN") commenced operations on June 12, 2008.

o Claymore/Delta Global Shipping Index ETF (ticker: "SEA") commenced operations on August 25, 2008.

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before each Fund's fees and expenses, of its respective underlying index as named in its prospectus.

Claymore currently offers ETFs that provide a wide range of domestic and global investment exposure. We have partnered with a diverse group of index providers to create what we believe to be some of the most distinctive ETFs presently available, many of which were first to the marketplace in the area of the market to which the fund provides exposure. The index providers use defined selection methodologies in the creation of their indices. Unlike ETFs that track traditional indices representing broad market participation, many of Claymore's U.S.-listed ETFs track indices that seek to capture the investment potential of unique strategies. We believe that a strategy-driven, quantitative process provides a disciplined investment approach to help meet investment goals over various market cycles.

To learn more about economic and market conditions over the last year and the performance of each ETF, we encourage you to read the Economic and Market Overview section of the report, which follows this letter, and the Management Discussion of Fund Performance sections for each ETF, which begin on page 5.

Sincerely,
/S/ J.Thomas Futrell
J.Thomas Futrell
Chief Executive Officer
Claymore Exchange-Traded Fund Trust 2

June 30, 2009

------------------------

(1) This Fund's listing exchange has changed from the American Stock Exchange ("AMEX") to the NYSE and is now listed on the NYSE Arca, Inc. ("NYSE Arca").

(3) Effective June 15,2009 the name of this Fund changed to Claymore/Beacon Global Exchanges, Brokers & Asset Managers Index ETF from Claymore/Clear Global Exchanges, Brokers & Asset Managers Index ETF.

(3) Effective June 15, 2009 the name of this Fund changed to Claymore/Beacon Global Timber Index ETF from Claymore/Clear Global Timber Index ETF.

(4) Effective November 3,2008 the name of this Fund changed to Claymore/Zacks International Multi-Asset Index ETF from Claymore/Zacks International Yield Hog Index ETF.

                                                Annual Report | May 31, 2009 | 3

Claymore Exchange-Traded Fund Trust 2

Economic and MARKET OVERVIEW|

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ECONOMIC AND MARKET OVERVIEW
The 12-month period ended May 31, 2009 was an extraordinarily challenging period for world economies and capital markets. Official reports indicate that the U.S. economy has been in a recession since December 2007, a 17-month period by the end of May 2009, making this the longest recession since the Great Depression of the 1930s. Reflecting the severity of this recession, as well as the housing and financial crisis that sparked it, investors exhibited extreme discomfort with risk during much of the 12-month period. Capital markets experienced extraordinary turmoil, as investors tended to price the worst case into securities, and essentially all asset classes with any degree of risk performed poorly, especially in the last few months of 2008. Correlations of asset classes spiked, meaning that essentially all asset classes moved in the same direction, and that direction was down. (Correlation is a statistical measure of how securities move in relation to each other.) In this extremely difficult environment, the vast majority of funds and other investment vehicles reported negative returns.

A pivotal event for the capital markets was the September 2008 bankruptcy of Lehman Brothers Holdings Inc. After Lehman's demise, the credit markets became so intolerant of risk that they were essentially frozen--a state that significantly reduced secondary market transactions of fixed-income instruments and essentially caused new lending to cease, as financial institutions exhibited no confidence in one another from a credit perspective. As fearful investors sought the protection of U.S. Treasury securities, yield spreads between Treasury securities and bonds with any degree of credit risk widened dramatically, as evidenced by the pronounced declines in the market values of almost all securities with any degree of credit risk.

After the failure of Lehman Brothers, U.S. policy makers indicated that they would not allow another systemically important institution to fail, and they injected capital into nearly every major financial institution, as well as many smaller financial institutions. In addition to the stimulative monetary policy that has been in place since September 2007, a fiscal stimulus package of almost $800 billion was instituted in early 2009.

After dropping precipitously in late 2008 and early 2009, economic activity in the U.S. appears to have shifted to a slower rate of decline, as the worst of the financial and economic crisis seems to have abated. Consumer spending appears to have stabilized, and there are early signs that business spending may be improving. World economies have generally followed a similar pattern, with incipient signs that a recovery may be near becoming apparent at the end of the period following months of extreme weakness.

Reflecting turmoil in the economy and financial markets, equity and bond markets were extremely volatile during the period, reaching multi-year low points in early 2009 before showing signs of recovering in recent months. The recent strength in markets has been driven by economic news that has been "less bad" than in prior periods rather than necessarily positive, but it seems likely that actual improvement in economic trends will be needed before a sustainable rally becomes reality.

For the 12-month period ended May 31, 2009, essentially all U.S. equity indices posted negative returns. The return of the Standard & Poor's 500 Index ("S&P 500"), a widely used measure of the U.S. stock market, was -32.57% for the 12-month period, even after rebounding more than 30% from the low point reached in early March.

World equity markets were also weak. The return of the Morgan Stanley Capital International ("MSCI") World Index, a float-adjusted capitalization-weighted index created by Morgan Stanley Capital International to measure equity market performance throughout the world, was -34.76% for the 12 months ended May 31, 2009.The return of the MSCI Europe-Australasia-Far East Index ("EAFE") Index, which is composed of approximately 1,100 companies in 20 countries in Europe and the Pacific Basin, was -36.61% for the same period. Emerging markets tended to be even weaker than developed nations in late 2008 and early 2009, as growth slowed sharply in these formerly robust economies. However, most emerging markets rallied beginning in March. The return of the MSCI Emerging Market Index, which measures market performance in global emerging markets, was -29.86% over the same period.

Bond markets experienced dramatic swings during the 12-month period ended May 31, 2009. In late 2008 and early 2009, bonds with the highest credit ratings, especially U.S. Treasury bonds, which are assumed to carry no credit risk, performed well, while most other segments of the bond market were down sharply. Beginning in March 2009, investors became more comfortable with risk, and lower-rated bonds rallied sharply. For the 12-month period, the Barclays Capital U.S. Aggregate Bond Index, which measures performance of the U.S. bond market as a whole, returned 5.36% for the period. The Barclays U.S. Treasury Composite Index, which measures performance of U.S. Treasury notes with a variety of maturities, returned 7.53%. Despite a rally near the end of the period, bonds with below investment grade credit ratings performed poorly: the return of the Barclays U.S. Corporate High Yield Index, which measures performance of high yield bonds, was -7.77%.

4 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust 2

Management Discussion of FUND PERFORMANCE|

TAO | Claymore/AlphaShares China Real Estate ETF
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FUND OVERVIEW

THE CLAYMORE/ALPHASHARES CHINA REAL ESTATE ETF (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the AlphaShares China Real Estate Index (the "Index").

The Index is designed to measure and monitor the performance of the investable universe of publicly-traded companies and real estate investment trusts ("REITs") deriving a majority of their revenues from real estate development, management and/or ownership of property in China or the Special Administrative Regions of China, such as Hong Kong and Macau. The Index was created by AlphaShares, LLC ("AlphaShares" or the "Index Provider") and is maintained by Standard & Poor's (the "Index Administrator").The Index will include equity securities of companies of all capitalizations, as defined by AlphaShares. AlphaShares does not guarantee the inclusion of all relevant securities in the Index.The Fund will at all times invest at least 90% of its total assets in common stock, American depositary receipts ("ADRs"),American depositary shares ("ADSs"), global depositary receipts ("GDRs") and international depositary receipts ("IDRs") that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. Claymore Advisors, LLC, the Fund's adviser (the "Adviser") seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of
1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index.
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FUND PERFORMANCE

All Fund returns cited - whether based on net asset value ("NAV") or market price - assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2009.

On a market price basis, the Fund generated a total return of -14.50%, representing a change in market price to $17.27 on May 31, 2009, from $20.91 on May 31, 2008. On an NAV basis, the Fund generated a total return of -15.44%, representing a change in NAV to $16.87 on May 31, 2009, from $20.68 on May 31, 2008.At the end of the period the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and broad market comparison purposes, the AlphaShares China Real Estate Index returned -14.33% and the MSCI China Index returned -22.59% for the same period. The MSCI China Index is an unmanaged, capitalization-weighted index that monitors the performance of stocks from the country of China. Indices are unmanaged and it is not possible to invest directly in an index.

The Fund made an annual income distribution of $0.3830 per share on December 31, 2008.
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PERFORMANCE ATTRIBUTION

As is expected, nearly all of the Fund's investments are in the real estate holding and development businesses and are classified in the financials and industrials sectors. Both of these sectors had negative returns for the 12-month period ended May 31, 2009.

Holdings that made positive contributions to the Fund's performance included three Hong Kong companies, Sino-Ocean Land Holdings Ltd. (3.7% of total investments), which is involved primarily in real estate development, property investment and hotel operations; China Resources Land Ltd. (4.3% of total investments), which is involved in property development, investment and management; and China Overseas Land & Investment Ltd. (4.7% of total investments), which is engaged in property development and investment. Positions that detracted most significantly from performance include Kerry Properties Ltd. (3.4% of total investments), a property and logistics company with investments throughout Asia; Cheung Kong (Holdings) Ltd. (4.0% of total investments), an investment holding and project management company based in Hong Kong; and Hongkong Land Holdings Ltd. (4.3% of total investments), a property investment, management and development group.

                                                Annual Report | May 31, 2009 | 5

Claymore Exchange-Traded Fund Trust 2 | MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued

HAO | Claymore/AlphaShares China Small Cap Index ETF
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FUND OVERVIEW

THE CLAYMORE/ALPHASHARES CHINA SMALL CAP INDEX ETF (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the AlphaShares China Small Cap Index (the "Index").

The Index is designed to measure and monitor the performance of publicly-traded mainland China-based small capitalization companies. For inclusion in the Index, AlphaShares, LLC ("AlphaShares" or the "Index Provider") defines small-capitalization companies as those companies with a maximum $1.5 billion market capitalization. AlphaShares does not guarantee the inclusion of all relevant securities in the Index. The Fund will at all times invest at least 90% of its total assets in common stock, American depositary receipts
("ADRs"), American depositary shares ("ADSs"), global depositary receipts ("GDRs") and international depositary receipts ("IDRs") that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. Claymore Advisors, LLC, the Fund's adviser (the "Adviser"), seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index.
--------------------------------------------------------------------------------
FUND PERFORMANCE

All Fund returns cited - whether based on net asset value ("NAV") or market price - assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2009.

On a market price basis, the Fund generated a total return of -12.38%, representing a change in market price to $21.22 on May 31, 2009, from $24.39 on May 31, 2008. On an NAV basis, the Fund generated a total return of -13.27%, representing a change in NAV to $20.70 on May 31, 2009, from $24.04 on May 31, 2008.At the end of the period the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and broad market comparison purposes, the AlphaShares China Small Cap Index returned -11.79% and the MSCI China Index returned -22.59% for the same period. The MSCI China Index is an unmanaged, capitalization-weighted index that monitors the performance of stocks from the country of China. Indices are unmanaged and it is not possible to invest directly in an index.

The Fund made an annual income distribution of $0.0950 per share on December 31, 2008.
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PERFORMANCE ATTRIBUTION

For the 12-month period ended May 31, 2009, the Fund's positioning in the financials sector made the strongest positive contribution to return, followed by the oil & gas sector. (Most of the Fund's holdings in the financial sector that contributed to return were investment companies that invest in China, rather than traditional financial services firms.) The health care and consumer goods sectors were the greatest detractors from return.

Holdings that contributed strongly to performance include automotive manufacturer Dongfeng Motor Group Co. Ltd. (1.9% of total investments); Sino-Ocean Land Holdings Ltd. (2.4% of total investments), which is involved primarily in real estate development, property investment and hotel operations; and CITIC Pacific Ltd. (2.9% of total investments), which mines iron ore and produces steel. Positions that detracted from performance include Chaoda Modern Agriculture Holdings Ltd. (0.9% of total investments), which grows vegetables and other agricultural products throughout China; China Oriental Group Co. Ltd. (not held in portfolio at period end), which produces and sells iron and steel products; and WuXi PharmaTech Cayman Inc. (0.3% of total investments), a pharmaceutical, biotechnology and medical device research and development outsourcing company with operations in China and the United States.

6 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust 2 | MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued

EXB | Claymore/Beacon Global Exchanges, Brokers & Assets Managers Index ETF
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FUND OVERVIEW

THE CLAYMORE/BEACON GLOBAL EXCHANGES, BROKERS & ASSET MANAGERS INDEX ETF(1) (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an index called the Beacon Global Exchanges, Brokers & Asset Managers Index(2) (the "Beacon EB&A Index" or "Index").

The Index is comprised of approximately 100 equity securities traded on global exchanges, including master limited partnerships ("MLPs"), as well as American depositary receipts ("ADRs") and global depositary receipts ("GDRs") of companies that operate a security exchange or brokerage/asset management firm as a primary business. The companies in the Index are intended to be representative of the highest ranking stocks in the global universe of companies engaged in these businesses as determined through independent research provided by Beacon Indexes LLC ("Beacon" or the "Index Provider"). The Index may include large-capitalization, mid-capitalization and small-capitalization companies as defined by Beacon. The Fund will at all times invest at least 90% of its total assets in equity securities, MLPs,ADRs and GDRs that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. Claymore Advisors, LLC, the Fund's adviser (the "Adviser"), seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index.
--------------------------------------------------------------------------------
FUND PERFORMANCE

All Fund returns cited - whether based on net asset value ("NAV") or market price - assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2009.

On a market price basis, the Fund generated a total return of -39.78%, representing a change in market price to $12.28 on May 31, 2009, from $21.75 on May 31, 2008. On an NAV basis, the Fund generated a total return of -38.56%, representing a change in NAV to $12.46 on May 31, 2009, from $21.68 on May 31, 2008.At the end of the period the Fund's shares were trading at a market price discount to NAV, which is to be expected from time to time.

For underlying index and broad market comparison purposes, the Beacon Global Exchanges, Brokers & Asset Managers Index returned -37.74% and the Dow Jones World Financials Index returned -44.66% for the same period. The Dow Jones World Financials Index is an index consisting of companies whose primary source of profits is the return on financial assets around the world. The index is quoted in U.S. dollars. Indices are unmanaged and it is not possible to invest directly in an index.

The Fund made an annual income distribution of $0.6670 per share on December 31, 2008.
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PERFORMANCE ATTRIBUTION

Since essentially all of the Fund's investments are in the financial sector, performance is driven mainly by the returns of individual positions within this sector. The financial sector performed poorly during this period, reflecting market imbalances and liquidity issues throughout the world capital markets. Among the positions that contributed positive returns to performance were two large investment firms, Morgan Stanley and Goldman Sachs Group Inc. (7.7% and 7.7% of total investments, respectively), and Intercontinental Exchange Inc. (3.2% of total investments), which operates regulated global futures exchanges and over-the-counter markets. Major detractors included Merrill Lynch & Co. Inc. (not held in the portfolio at period end), a brokerage and investment banking firm that suffered severe financial setbacks and was acquired by Bank of America Corporation (not held in portfolio at period end); Deutsche Boerse AG (4.1% of total investments), which operates the major German stock exchange; and Nomura Holdings Inc. (4.7% of total investments), a Japanese securities and investment banking firm.
--------------------

(1) Effective June 15, 2009, the name of the Fund changed to Claymore/Beacon Global Exchanges, Brokers & Asset Managers Index ETF from Claymore/Clear Global Exchanges, Brokers & Asset Managers Index ETF.

(2) The name of the Fund's underlying index changed to Beacon Global Exchanges Brokers & Asset Managers Index from Clear Global Exchanges, Brokers & Asset Managers Index.

                                                Annual Report | May 31, 2009 | 7

Claymore Exchange-Traded Fund Trust 2 | MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued

CUT | Claymore/Beacon Global Timber Index ETF
--------------------------------------------------------------------------------
FUND OVERVIEW

THE CLAYMORE/BEACON GLOBAL TIMBER INDEX ETF(1) (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Beacon Global Timber Index(2) (the "Index").

All stocks in the Index are selected from the universe of global timber companies. Beacon Indexes LLC ("Beacon" or the "Index Provider") defines global timber companies as firms who own or lease forested land and harvest the timber from such forested land for commercial use and sale of wood-based products, including lumber, pulp or other processed or finished goods such as paper and packaging. Potential Index constituents include securities with market capitalizations greater than $300 million, which includes securities of all market capitalizations, as determined by Beacon. Beacon does not guarantee the inclusion of all relevant companies in the Index. The Fund will at all times invest at least 90% of its total assets in common stock, American depositary receipts ("ADRs") and global depositary receipts ("GDRs") that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. Claymore Advisors, LLC, the Fund's adviser (the "Adviser") seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index.

--------------------------------------------------------------------------------
FUND PERFORMANCE

All Fund returns cited - whether based on net asset value ("NAV") or market price - assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2009.

On a market price basis, the Fund generated a total return of -31.73%, representing a change in market price to $14.69 on May 31, 2009, from $22.25 on May 31, 2008. On an NAV basis, the Fund generated a total return of -31.77%, representing a change in NAV to $14.53 on May 31, 2009, from $22.03 on May 31, 2008.At the end of the period the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and broad market comparison purposes, the Beacon Global Timber Index returned -30.79% and the Dow Jones World Forestry & Paper Index returned -48.65% for the same period. The Dow Jones World Forestry & Paper Index is a float-adjusted capitalization-weighted index that provides a broad measure of the world forestry and paper markets. According to Dow Jones, the index consists of owners and operators of timber tracts, forest tree nurseries and sawmills excluding providers of finished wood products such as wooden beams, which are classified under Building Materials & Fixtures. Additionally, the index includes producers, converters, merchants and distributors of all grades of paper excluding makers of printed forms, which are classified under Business Support Services, and manufacturers of paper items such as cups and napkins, which are classified under Nondurable Household Products. Indices are unmanaged and it is not possible to invest directly in an index.

The Fund made an annual income distribution of $0.4080 per share on December 31, 2008.
--------------------------------------------------------------------------------
PERFORMANCE ATTRIBUTION

Since approximately 70% of the Fund's portfolio is invested in the basic materials industry sector, performance of this sector, which had a negative return for the 12-month period ended May 31, 2009, is the main determinant of the Fund's performance. Positions in the consumer goods and industrials sectors contributed to performance.

Holdings that contributed to performance include Hokuetsu Paper Mills Ltd. (3.0% of total investments), a Japanese paper manufacturer; Sumitomo Forestry Co., Ltd. (3.0% of total investments), involved in residential construction, forestry and other activities; and Smurfit Kappa Group PLC (9.2% of total investments), a paper-based packaging company headquartered in Ireland with operations in Europe and Latin America. Positions that detracted from performance include Sappi Ltd
(ADS) (5.0% of total investments), a global paper and pulp company based in South Africa; Gunns Ltd. (4.2% of total investments), an Australian company engaged in forest management and production of wood products; and Grupo Empresarial Ence SA (4.0% of total investments), a Spanish company that produces cellulose and solid wood products.

--------------------
(1) Effective June 15, 2009, the name of the Fund changed to Claymore/Beacon Global Timber Index ETF from Claymore/Clear Global Timber Index ETF.

(2) The name of the Fund's underlying index changed to Beacon Global Timber Index from Clear Global Timber Index.

8 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust 2 | MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued

FRN | Claymore/BNY Mellon Frontier Markets ETF
--------------------------------------------------------------------------------
FUND OVERVIEW

THE CLAYMORE/BNY MELLON FRONTIER MARKETS ETF (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called The Bank of New York Mellon New Frontier DR Index (the "Index").

The Index is composed of all liquid (as defined by The Bank of New York Mellon, the Fund's index provider (the "Index Provider")) American depositary receipts ("ADRs") and global depositary receipts ("GDRs") of countries that are represented in the Index. The Index tracks the performance of depositary receipts, in ADR or GDR form, that trade on the London Stock Exchange ("LSE"), New York Stock Exchange ("NYSE"), the NYSE Arca, Inc. ("NYSE Arca"), and Nasdaq Stock Market ("NASDAQ") of companies from countries that are defined as the "Frontier Market." The Index Provider defines Frontier Market countries based upon an evaluation of gross domestic product growth, per capita income growth, experienced and expected inflation rates, privatization of infrastructure and social inequalities. As of May 23, 2008, the universe of potential Index constituents includes all liquid ADRs and GDRs that meet the criteria set forth with respect to trading volume, price and that have market capitalizations greater than $100 million, which may include securities of all market capitalizations, as defined by the Index Provider. The Fund will normally invest at least 80% of its total assets in securities of issuers from Frontier Market countries (whether directly or through ADRs or GDRs), as defined by the index provider from time to time in the manner set forth in the preceding information. The Fund may invest directly in one or more underlying stocks represented by the ADRs or GDRs comprising the Index under the following limited circumstances: (a) when market conditions result in the underlying stock providing improved liquidity relative to the ADR or GDR; (b) when an ADR or GDR is trading at a significantly different price than its underlying stock; or (c) the timing of trade execution is improved due to the local market in which an underlying stock is traded being open at different times than the market in which the stock's corresponding ADR or GDR is traded. The Fund will at all times invest at least 80% of its total assets in component securities that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index (including underlying stocks in respect of ADRs or GDRs that comprise the Index). Claymore Advisors, LLC, the Fund's adviser (the "Adviser"), seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index.

--------------------------------------------------------------------------------
FUND PERFORMANCE

All Fund returns cited - whether based on net asset value ("NAV") or market price - assume the reinvestment of all distributions. This report discusses the abbreviated annual fiscal period from the Fund's inception date of June 12, 2008, through May 31, 2009.

On a market price basis, the Fund generated a total return of -40.07%, representing a change in market price to $14.48 on May 31, 2009, from $24.34 at inception. On an NAV basis, the Fund generated a total return of -40.03%, representing a change in NAV to $14.49 on May 31, 2009, from $24.34 at inception. At the end of the period the Fund's shares were trading at a market price discount to NAV, which is to be expected from time to time.

For underlying index and broad market comparison purposes, The Bank of New York Mellon New Frontier DR Index returned -39.96% and the Morgan Stanley Capital International ("MSCI") Emerging Markets Index returned -29.86% from the Fund's inception date through May 31, 2009.The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. Indices are unmanaged and it is not possible to invest directly in an index.

The Fund made an annual income distribution of $0.0890 per share on December 31, 2008.

--------------------------------------------------------------------------------
PERFORMANCE ATTRIBUTION

For the Fund's abbreviated annual fiscal year ended May 31, 2009, the basic materials and utilities sectors made the strongest positive contribution to return. The financials and telecommunications sectors were the greatest detractors.

Holdings that contributed strongly to performance include Compania de Minas Buenaventura S.A. (ADR) (5.2% of total investments), a Peruvian precious metals company; Ecopetrol S.A. ADR (7.2% of total investments), a petroleum company based in Columbia; and Sociedad Quimica y Minera de Chile S.A. (ADR) (5.1% of total investments), a Chilean producer of specialty plant nutrients and chemicals. Positions that detracted from performance include Bank Polska Kasa Opieki SA GDR REG S (not held in the portfolio at period end), a Polish bank; Telekomunikacja Polska SPON GDR REG S (5.8% of total investments), a Polish company that operates in the telecommunications and information technology sectors; and Orascom Telecom Holding (GDR) (4.3% of total investments), an international telecommunications company based in Egypt.

                                                Annual Report | May 31, 2009 | 9

Claymore Exchange-Traded Fund Trust 2 | MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued

SEA | Claymore/Delta Global Shipping Index ETF
--------------------------------------------------------------------------------
FUND OVERVIEW

THE CLAYMORE/DELTA GLOBAL SHIPPING INDEX ETF (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called Delta Global Shipping Index (the "Index"). The Index is designed to measure the performance of companies listed on global developed-market exchanges within the maritime shipping industry. Delta Global Indices, LLC, the Fund's index provider (the "Index Provider"), defines the shipping industry to include companies within the following business segments of the maritime shipping industry: companies deriving a significant portion (in excess of 80%) of their revenues (as defined in the prospectus under Index Construction) from the seaborne transport of dry bulk goods and the leasing and/or operating of tanker ships, container ships, specialty chemical ships and ships that transport liquid natural gas or dry bulk goods. The Index Provider defines developed markets as countries with western-style legal systems, transparent financial rules for financial reporting and sophisticated, liquid and accessible stock exchanges with readily-exchangeable currencies. The market capitalizations of stocks included in the Index includes small-, mid- and large capitalization stocks as defined by the Index Provider. The Fund will at all times invest at least 90% of its total assets in common stock, American depositary receipts ("ADRs") and global depositary receipts ("GDRs") that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. Claymore Advisors, LLC, the Fund's adviser (the "Adviser"), seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index.

--------------------------------------------------------------------------------
FUND PERFORMANCE

All Fund returns cited - whether based on net asset value ("NAV") or market price - assume the reinvestment of all distributions. This report discusses the abbreviated annual fiscal period from the Fund's inception date of August 25, 2008 through May 31, 2009.

On a market price basis, the Fund generated a total return of -43.17%, representing a change in market price to $13.70 on May 31, 2009, from $25.12 at inception. On an NAV basis, the Fund generated a total return of -45.89%, representing a change in NAV to $13.04 on May 31, 2009, from $25.12 at inception. At the end of the period the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and broad market comparison purposes, the Delta Global Shipping Index returned -44.95% and the Morgan Stanley Capital International ("MSCI") World Index returned -25.03% from the Fund's inception through May 31, 2009.The MSCI World Index is a float-adjusted capitalization weighted index created by Morgan Stanley Capital International to measure equity market performance throughout the world. Indices are unmanaged and it is not possible to invest directly in an index.

The Fund made quarterly income distributions of $0.1470 per share on September 30, 2008; $0.2950 per share on December 31, 2008; and $0.0410 per share on March 31, 2009. Additionally, the Fund declared its June 2009 quarterly distribution of $0.0880 per share, payable on June 30, 2009 to shareholders of record on June 26, 2009.

--------------------------------------------------------------------------------
PERFORMANCE ATTRIBUTION

As would be expected from a Fund focused on the maritime shipping industry, more than 90% of the Fund's portfolio is invested in the industrials sector. This sector had a negative return for the period from the Fund's inception through May 31, 2009. As a result, the performance of this sector is the main determinant of the Fund's performance.

Holdings that contributed to performance include China Shipping Container Lines Co. Ltd. (3.3% of total investments), a company based in Shanghai that operates and manages container vessels; Compagnie Maritime Belge NV (4.1% of total investments), a Belgian maritime group; and Euronav NV (3.7% of total investments), a Belgian operator of oil tankers and other shipping vessels. Positions that detracted from performance include Golden Ocean Group Limited (not held in portfolio at period end), a dry bulk shipping company based in Bermuda; and two global providers of shipping transportation services based in Greece, OceanFreight Inc. and Star Bulk Carriers Corp. (neither were held in portfolio at period end).

10 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust 2 | MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued

ROB | Claymore/Robb Report Global Luxury Index ETF
--------------------------------------------------------------------------------
FUND OVERVIEW

THE CLAYMORE/ROBB REPORT GLOBAL LUXURY INDEX ETF (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Robb Report Global Luxury Index (the "Index").

The Index is comprised of no fewer than 20 and up to 100 equity securities traded on major global developed market exchanges, as well as American depositary receipts ("ADRs") and global depositary receipts ("GDRs") of companies whose primary business is the provision of global luxury goods and services. These may include retailers, manufacturers (which may include automobiles, boats, aircraft, and consumer electronics), travel and leisure firms, and investment and other professional services firms. The designation of such firms as "luxury" is determined by the publisher of the Robb Report Magazine, CurtCo Robb Media, LLC (the "Robb Report" or the "Index Provider"). Robb Report generally defines "developed markets" as countries whose economies have high income levels, strong legal protection and sophisticated stock exchanges. The Fund will at all times invest at least 90% of its total assets in common stock and ADRs and GDRs that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. Claymore Advisors, LLC, the Fund's adviser (the "Adviser"), seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index.

--------------------------------------------------------------------------------
FUND PERFORMANCE

All Fund returns cited--whether based on net asset value ("NAV") or market price--assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2009.

On a market price basis, the Fund generated a total return of -40.41%, representing a change in market price to $12.96 on May 31, 2009, from $22.28 on May 31, 2008. On an NAV basis, the Fund generated a total return of -39.58%, representing a change in NAV to $13.09 on May 31, 2009, from $22.20 on May 31, 2008.At the end of the period the Fund's shares were trading at a market price discount to NAV, which is to be expected from time to time.

For underlying index and broad market comparison purposes, the Robb Report Global Luxury Index returned -38.35% and the Morgan Stanley Capital International ("MSCI") World Index returned -34.76% for the same period. The MSCI World Index is a float-adjusted capitalization-weighted index created by Morgan Stanley Capital International to measure equity market performance throughout the world. Indices are unmanaged and it is not possible to invest directly in an index.

The Fund made an annual income distribution of $0.2880 per share on December 31, 2008.

--------------------------------------------------------------------------------
PERFORMANCE ATTRIBUTION

Since more than half of the Fund's assets are invested in the consumer goods sector, positions in this sector generally drive performance. Other sectors represented are financials, consumer services, industrials and basic materials. All of the sectors in which the Fund invested experienced negative returns for the 12-months ended May 31, 2009.

Holdings that contributed positive returns include Coach, Inc. (4.6% of total investments), a marketer of leather goods; Northern Trust Corp. (4.7% of total investments), a conservatively managed financial institution that has avoided most of the problems plaguing the financial industry; and Tod's SpA (1.2% of total investments), an Italian company that produces and markets shoes and accessories. Positions that detracted from performance include Wynn Resorts Ltd. (3.2% of total investments), a developer, owner and operator of destination casino resorts; Shiseido Co., Ltd. (4.1% of total investments), a Japanese cosmetics company; and Porsche Automobil Holding SE (4.4% of total investments), a German producer of luxury automobiles.

                                               Annual Report | May 31, 2009 | 11

Claymore Exchange-Traded Fund Trust 2 | MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued

ENY | Claymore/SWM Canadian Energy Income Index ETF
--------------------------------------------------------------------------------
FUND OVERVIEW

THE CLAYMORE/SWM CANADIAN ENERGY INCOME INDEX ETF (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Sustainable Canadian Energy Income Index (the "Index").

The Index is comprised of 30 stocks selected, based on investment and other criteria, from a universe of companies listed on the Toronto Stock Exchange (the "TSX"), NYSE Amex, NASDAQ or NYSE. The universe of companies includes over "35 TSX listed Canadian royalty trusts and 25 oil sands resource producers that are classified as oil and gas producers. The companies in the universe are selected using criteria as identified by Sustainable Wealth Management, Ltd. ("SWM" or the "Index Provider"). The Index is designed to combine the most profitable and liquid Canadian royalty trusts with the most highly focused and fastest growing oil sands producers using a tactical asset allocation model based on the trend in crude oil prices. The Index allocates between the oil sands and royalty trust constituents according to the current price trend of crude oil. If the current quarter's closing price is above the four-quarter moving average price, crude oil is determined to be in a bull phase. If it is at or below the four-quarter moving average price, crude oil is determined to be in a bear phase. In a bull phase the asset allocation is generally 70% oil sands and 30% income trusts. In a bear phase the asset allocation is generally 30% oil sands and 70% income trusts. The Fund will at all times invest at least 90% of its total assets in securities that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. Claymore Advisors, LLC, the Fund's adviser (the "Adviser") seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of
1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index.

--------------------------------------------------------------------------------
FUND PERFORMANCE

All Fund returns cited - whether based on net asset value ("NAV") or market price - assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2009.

On a market price basis, the Fund generated a total return of -51.18%, representing a change in market price to $14.38 on May 31, 2009, from $31.71 on May 31, 2008. On an NAV basis, the Fund generated a total return of -51.89%, representing a change in NAV to $14.10 on May 31, 2009, from $31.58 on May 31, 2008.At the end of the period the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time.

For comparison purposes, the underlying index, the Sustainable Canadian Energy Income Index, returned -50.99% for the 12-month period ended May 31, 2009. One of the significant factors causing the Fund's underperformance relative to the Sustainable Canadian Energy Income Index is Canadian taxes that are withheld from the distributions received from the Fund's portfolio holdings, which reduces the return of the Fund, but is not reflected in the return of the Index. For broad market comparison purposes, the S&P/TSX Composite Index ("S&P/TSX") returned -33.48% for the same period. The S&P/TSX is an unmanaged index that tracks the performance of the largest companies on the Toronto Stock Exchange as measured by market capitalization. Indices are unmanaged and it is not possible to invest directly in an index.

The Fund made quarterly income distributions of $0.1890 per share on June 30, 2008 and $0.2980 per share on September 30, 2008.The Fund made a quarterly income distribution of $0.2880 per share and a supplemental distribution of $0.1340 per share on December 31, 2008.The Fund made a quarterly income distribution of $0.1610 per share on March 31, 2009.Additionally, the Fund declared its June 2009 quarterly distribution of $0.1560 per share, payable on June 30, 2009 to shareholders of record on June 26, 2009.
--------------------------------------------------------------------------------
PERFORMANCE ATTRIBUTION

All of the Fund's investments are in the energy and financials sectors, both of which had negative returns for the 12-month period ended May 31, 2009. Investments in energy trusts are classified in the financials sector. Among the positions that contributed to performance were two open-end investment trusts, Enerplus Resources Fund and Penn West Energy Trust (8.2% and 8.2% of total investments, respectively), and Harvest Energy Trust (3.0% of total investments), an energy development trust. Positions that detracted from performance included Trilogy Energy Trust (3.2% of total investments), an energy trust focused on oil and gas; Petro-Canada (1.6% of total investments), an integrated oil and gas company; and Imperial Oil Limited (4.3% of total investments), an integrated oil company.

12 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust 2 | MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued

CRO | Claymore/Zacks Country Rotation ETF
--------------------------------------------------------------------------------
FUND OVERVIEW

THE CLAYMORE/ZACKS COUNTRY ROTATION ETF (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Zacks Country Rotation Index (the "Index").

The Index is comprised of 200 stocks selected, based on investment and other criteria, from a universe of international companies listed on developed international market exchanges. Zacks Investment Research, Inc. ("Zacks" or the "Index Provider") defines developed international markets as countries whose economies have high income levels, strong legal protection and sophisticated stock exchanges. The Index uses a proprietary quantitative methodology developed by Zacks to seek to determine those countries with potentially superior risk-return profiles and within those countries select a basket of stocks. The Index is designed to select and weight a group of stocks that have the potential, on a risk-adjusted basis, to outperform the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE Index") and other developed international benchmark indices. The companies in the universe are selected using a proprietary methodology developed by Zacks. The Fund will at all times invest at least 90% of its total assets in common stock and American depositary receipts ("ADRs") that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. Claymore Advisors, LLC, the Fund's adviser (the "Adviser") seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index.

--------------------------------------------------------------------------------
FUND PERFORMANCE

All Fund returns cited - whether based on net asset value ("NAV") or market price - assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2009.

On a market price basis, the Fund generated a total return of -39.62%, representing a change in market price to $14.20 on May 31, 2009, from $24.60 on May 31, 2008. On an NAV basis, the Fund generated a total return of -39.47%, representing a change in NAV to $14.12 on May 31, 2009, from $24.41 on May 31, 2008.At the end of the period the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and broad market comparison purposes, the Zacks Country Rotation Index returned -38.48% and the MSCI EAFE Index returned -36.61% for the same period. The MSCI EAFE Index is a capitalization-weighted measure of stock markets in 21 developed markets of Europe, Australasia and the Far East. The index is calculated using closing local market prices and translated into U.S. dollars using the London close foreign exchange rates. Indices are unmanaged and it is not possible to invest directly in an index.

The Fund made an annual distribution of $0.6000 per share on December 31, 2008 of which $.5820 was dividend income and $.0180 was short-term capital gain.

--------------------------------------------------------------------------------
PERFORMANCE ATTRIBUTION

For the 12-month period ended May 31, 2009, all ten of the sectors into which the Fund's holdings are allocated had negative returns. The oil & gas and basic materials detracted least from returns while the financials sector detracted most. Positions that contributed positive returns include two automobile manufac-turers, Volkswagen AG, based in Germany, and Nissan Motor Co. Ltd., based in Japan (0.6% and 1.1% of total investments, respectively); and Rio Tinto PLC (0.8% of total investments), a mining and exploration company based in London. Positions that detracted from returns include Hutchison Whampoa Limited (not held in portfolio at period end), a Hong Kong investment holding company; Erste Group Bank AG (not held in portfolio at period end), an Austrian bank; and BOC Hong Kong (Holdings) Ltd. (not held in portfolio at period end), which owns the equity interest in Bank of China.

                                               Annual Report | May 31, 2009 | 13

Claymore Exchange-Traded Fund Trust 2 | MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued

HGI | Claymore/Zacks International Multi-Asset Income Index
--------------------------------------------------------------------------------
FUND OVERVIEW

THE CLAYMORE/ZACKS INTERNATIONAL MULTI-ASSET INCOME INDEX ETF(1) (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an index called the Zacks International Multi-Asset Income Index(2) (the "Index") The Index is comprised of 150 stocks selected, based on investment and other criteria, from a universe of international companies, global REITs, master limited partnerships, Canadian royalty trusts, American depositary receipts ("ADRs") of emerging market companies and U.S.-listed closed-end funds that invest in international companies. The companies in the universe are selected using a proprietary strategy developed by Zacks Investment Research, Inc. ("Zacks" or the "Index Provider").The Index is designed to identify a diversified group of companies with potentially high income and superior risk-return profiles, as determined by Zacks, in an effort to potentially outperform the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE Index") and other benchmark indices on a risk-adjusted basis. The Index constituent selection methodology utilizes multi-factor proprietary selection rules to identify those stocks that offer the greatest potential from a yield and risk/return perspective. The approach is specifically designed to enhance investment applications and investability. The Fund will at all times invest at least 90% of its total assets in stocks that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. Claymore Advisors, LLC, the Fund's adviser (the "Adviser") seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index.

--------------------------------------------------------------------------------
FUND PERFORMANCE

All Fund returns cited - whether based on net asset value ("NAV") or market price - assume the reinvestment of all distributions. This report discusses the annual fiscal period ended May 31, 2009.

On a market price basis, the Fund generated a total return of -35.80%, representing a change in market price to $14.44 on May 31, 2009, from $24.00 on May 31, 2008. On an NAV basis, the Fund generated a total return of -33.80%, representing a change in NAV to $14.31 on May 31, 2009, from $23.09 on May 31, 2008.At the end of the period the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and broad market comparison purposes, the Zacks International Multi-Asset Income Index returned -34.04% and the MSCI EAFE Index returned -36.61% for the same period. The MSCI EAFE Index is a capitalization-weighted measure of stock markets in 21 developed markets of Europe, Australasia and the Far East. The index is calculated using closing local market prices and translated into U.S. dollars using the London close foreign exchange rates. Indices are unmanaged and it is not possible to invest directly in an index.

The Fund made quarterly income distributions of $0.2400 per share on June 30 and September 30, 2008, a quarterly income distribution of $0.2720 on December 31, 2008, and a quarterly income distribution of $0.1930 per share on March 31, 2009. Additionally, the Fund declared its June 2009 quarterly distribution of $0.1370 per share, payable on June 30, 2009 to shareholders of record on June 26, 2009.
--------------------------------------------------------------------------------
PERFORMANCE ATTRIBUTION

For the 12 months ended May 31, 2009, the basic materials sector was the only one of the ten sectors into which the Fund's holdings are allocated with a positive return. The financials sector detracted most from the Fund's return. Positions that contributed to return include Aracruz Celulose S/A (ADR) (2.8% of total investments), a Brazilian company engaged in forestry and in the production of pulp and derivatives; Legal & General Group PLC (1.0% of total investments), a provider of risk, savings and investment management products in the United Kingdom; and Magyar Telekom Telecommunications PLC (ADR) (1.9% of total investments), a provider of telecommunication services in Hungary. Positions that detracted from return include Telecom Italia S.p.A. (ADS) (not held in portfolio at period end), an Italian provider of telecommunication services; United Utilities Group PLC (0.5% of total investments), a British provider of water and sewage services; and ING Groep N.V. (ADS) (not held in portfolio at period), a global financial services firm based in the Netherlands.

-------------------
(1) The name of the Fund was changed to Claymore/Zacks International Multi-Asset Income Index ETF from Claymore/Zacks International Yield Hog Index ETF.

(2) Additionally the underlying index name was changed to the Zacks International Multi-Asset Income Index from the Zacks International Yield Hog Index.

14 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust 2 | MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued
--------------------------------------------------------------------------------
RISKS AND OTHER CONSIDERATIONS

The views expressed in this report reflect those of the portfolio managers and Claymore only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also contain forward looking statements that involve risk and uncertainty, and there is no guarantee they will come to pass.

This information does not represent an offer to sell securities of the Funds and it is not soliciting an offer to buy securities of the Funds. An investment in the various Claymore ETFs is subject to certain risks and other considerations. Below are some general risks and considerations associated with investing in the Fund, which may cause you to lose money, including the entire principal that you invest. Please refer to the individual ETF prospectus for a more detailed discussion of the Fund-specific risks and considerations.

EQUITY RISK: The value of the securities held by the Funds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Funds participate, or factors relating to specific companies in which the Funds invest.

FOREIGN INVESTMENT RISK: Investing in non-U.S. issuers may involve unique risks such as currency, political, and economic risk, as well as less market liquidity, generally greater market volatility and less complete financial information than for U.S.issuers.

SMALL AND MEDIUM-SIZED COMPANY RISK: Investing in securities of these companies involves greater risk as their stocks may be more volatile and less liquid than investing in more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

NON-CORRELATION RISK: The Fund's return may not match the return of the Index including, but not limited to, operating expenses and costs in buying and selling securities to reflect changes in the Index. The Fund may not be fully invested at times. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate with the Index return, as would be the case if it purchased all of the stocks with the same weightings as the Index.

REPLICATION MANAGEMENT RISK: The Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Index.

ISSUER-SPECIFIC CHANGES: The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

NON-DIVERSIFIED FUND RISK: The Fund can invest a greater portion of assets in securities of individual issuers than a diversified fund. Changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

INDUSTRY RISK: If the Index is comprised of issuers in a particular industry or sector, the Fund would therefore be focused in that industry or sector. Accordingly, the Fund may be subject to more risks than if it were broadly diversified over numerous industries and sectors of the economy.

EMERGING MARKETS RISK (CUT, FRN, HGI,TAO, HAO): Investment in securities of issuers based in developing or "emerging market" countries entails all of the risks of investing in securities of non-U.S. issuers, as previously described, but to a heightened degree.

CANADIAN RISK (ENY AND HGI): Investing in Canadian royalty trusts and stocks listed on the TSX are subject to: Commodity Exposure Risk, Reliance on Exports Risk, U.S. Economic Risk and Structural Risk (Political Risk).

MASTER LIMITED PARTNERSHIP (MLP) RISK (EXB, FRN, HGI AND SEA): Investments in securities of MLPs involve risks that differ from an investment in common stock. Holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of MLPs.

CHINA INVESTMENT RISK (HAO AND TAO): Investing in securities of Chinese companies involves additional risks, including,but not limited to: the economy of China differs, often unfavorably, from the U.S.economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. See prospectus for more information.

REIT RISK (CRO, CUT, HGI AND TAO): Investments in securities of real estate companies involve risks.These risks include, among others, adverse changes in national, state or local real estate conditions; obsolescence of properties; changes in the availability, cost and terms of mortgage funds; and the impact of changes in environmental laws.

RISKS OF INVESTING IN OTHER INVESTMENT COMPANIES (HGI): Investments in these securities involve risks, including, among others, that shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies (in the case of closed-end investment companies) may sometimes require the payment of substantial premiums above the value of such companies' portfolio securities or net asset values.

RISKS OF INVESTING IN FRONTIER SECURITIES (FRN): Investment in securities in emerging market countries involves risks not associated with investments in securities in developed countries, including risks associated with expropriation and/or nationalization, political or social instability, armed conflict, the impact on the economy as a result of civil war, religious or ethnic unrest and the withdrawal or non-renewal of any license enabling the Fund to trade in securities of a particular country, confiscatory taxation, restrictions on transfers of assets, lack of uniform accounting, auditing and financial reporting standards, less publicly available financial and other informa-tion, diplomatic development which could affect U.S. investments in those countries and potential difficulties in enforcing contractual obligations. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging markets, and, as a result, the risk of investing in emerging market countries are magnified in frontier countries. As of the date of this prospectus, a significant percentage of the Index is comprised of securities of companies from Poland, Chile and Egypt. To the extent that the index is focused on securities of any one country, including Poland, Chile or Egypt, the value of the index will be especially affected by adverse developments in such country, including the risks described above. Please note: the above risks are a broad overview of the potential risks associated with investing in the Frontier markets. Investing in securities of Frontier countries involves significant risk. The prospectus contains a more detailed discussion of these individual risks and should be evaluated when determining an investor's risk tolerance.

LUXURY RISK (ROB): Depends heavily on the disposable household income and consumer spending of a relatively small segment and therefore could magnify volatility. See prospectus for more information.

IN ADDITION TO THE RISKS DESCRIBED, THERE ARE CERTAIN OTHER RISKS RELATED TO INVESTING IN THE FUNDS. THESE RISKS ARE DESCRIBED FURTHER IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

                                               Annual Report | May 31, 2009 | 15

Claymore Exchange-Traded Fund Trust 2 |

Fund SUMMARY & PERFORMANCE | AS OF MAY 31,2009(unaudited)

TAO | Claymore/AlphaShares China Real Estate ETF

FUND STATISTICS
--------------------------------------------------------------------------------
Share Price                                                          $    17.27
Net Asset Value                                                      $    16.87
Premium/Discount to NAV                                                    2.37%
Net Assets ($000)                                                    $   39,802
--------------------------------------------------------------------------------
TOTAL RETURNS
--------------------------------------------------------------------------------

                                                                 SINCE INCEPTION
(INCEPTION 12/18/07)                                  ONE YEAR        ANNUALIZED
--------------------------------------------------------------------------------
CLAYMORE/ALPHASHARES CHINA
REAL ESTATE ETF
   NAV                                                 -15.44%           -18.42%
   Market                                              -14.50%           -17.17%
--------------------------------------------------------------------------------
AlphaShares China Real Estate Index                    -14.33%           -22.11%
--------------------------------------------------------------------------------
MSCI China Index                                       -22.59%           -22.76%
--------------------------------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.claymore.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $23.50 per share for share price returns or initial net asset value (NAV) of $23.50 per share for NAV returns. Returns for periods of less than one year are not annualized. The Fund's total annual operating expense ratio was 1.50%, per the most recent prospectus, gross of any fee waivers or expense reimbursements. In the Financial Highlights section of this Annual Report, the Fund's annualized net operating expense ratio was determined to be 0.78% while the Fund's annualized gross operating expense ratio was determined to be 1.74%.There is a contractual fee waiver currently in place for this Fund through December 31, 2011 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.65% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.65%.Without this expense cap, actual returns would be lower.

                                                                      % OF TOTAL
COUNTRY BREAKDOWN                                                    INVESTMENTS
--------------------------------------------------------------------------------
China                                                                      99.0%
Singapore                                                                   1.0%
--------------------------------------------------------------------------------

                                                                      % OF TOTAL
CURRENCY DENOMINATION                                                INVESTMENTS
--------------------------------------------------------------------------------
Hong Kong Dollar                                                           93.9%
United States Dollar                                                        5.1%
Singapore Dollar                                                            1.0%
--------------------------------------------------------------------------------

PORTFOLIO BREAKDOWN                                              % OF NET ASSETS
--------------------------------------------------------------------------------
Financials/Real Estate                                                     99.6%
--------------------------------------------------------------------------------
Total Investments                                                          99.6%
Other Assets in excess of Liabilities                                       0.4%
--------------------------------------------------------------------------------
Net Assets                                                                100.0%
--------------------------------------------------------------------------------

                                                                      % OF TOTAL
TOP TEN HOLDINGS                                                     INVESTMENTS
--------------------------------------------------------------------------------
New World Development Ltd.                                                  5.5%
Sino Land Co.                                                               5.1%
Wharf Holdings Ltd.                                                         4.8%
Henderson Land Development Co. Ltd.                                         4.8%
China Overseas Land & Investment Ltd.                                       4.7%
Hang Lung Properties Ltd.                                                   4.7%
Swire Pacific Ltd. - Class A                                                4.5%
Hang Lung Group Ltd.                                                        4.5%
Sun Hung Kai Properties Ltd.                                                4.5%
China Resources Land Ltd.                                                   4.3%
--------------------------------------------------------------------------------

Portfolio breakdown is shown as a percentage of net assets. Country breakdown, currency denomination and holdings are shown as a percentage of total investments. All are subject to change daily. For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

PERFORMANCE OF A $10,000 INVESTMENT

                                  [LINE CHART]

                                      Claymore/AlphaShares
                                     China Real Estate ETF      MSCI China Index
--------------------------------------------------------------------------------
12/18/07                             $             10000        $        10000
                                                   10195.7               10173.8
                                                   10191.5               10201
                                                   10480.8               10405.8
                                                   10697.9               10689.9
                                                   10727.7               10686.4
                                                   10651.1               10647.9
                                                   10506.4               10429.3
                                                   10748.9               10568.6
                                                   10642.5               10477.5
                                                   10412.8               10182.7
                                                   10646.8               10455.2
                                                   10621.3               10256
                                                   10540.4               10269.3
                                                   10659.6               10492.4
                                                   10595.7               10426.2
                                                   10544.7               10328.2
                                                   10468.1               10085.7
                                                   10302.1               9783.32
                                                   9795.74               9183.99
                                                   9787.23               9374.76
                                                   9791.49               9373.82
                                                   8638.3                7894.72
                                                   9382.98               8693.5
                                                   9255.32               8484.97
                                                   9851.06               9113.68
                                                   9412.77               8670.62
                                                   9497.87               8703.41
                                                   9272.34               8350.97
                                                   9272.34               8289.92
                                                   9212.77               8717.09
                                                   9531.91               9222.25
                                                   9506.38               9222.23
                                                   9089.36               8668.41
                                                   9089.36               8669.68
                                                   9089.36               8670.01
                                                   8863.83               8343.6
                                                   8974.47               8480.65
                                                   9106.38               8615.84
                                                   9387.23               8966.35
                                                   9502.13               9122.24
                                                   9472.34               9184.82
                                                   9225.53               8959.78
                                                   9076.6                8979.61
                                                   8880.85               8853.1
                                                   8804.26               8789.55
                                                   8974.47               8854.42
                                                   9195.74               9179.63
                                                   9280.85               9234.13
                                                   9148.94               9183.59
                                                   8902.13               8874.04
                                                   8744.68               8600.84
                                                   8672.34               8513.34
                                                   8710.64               8629.31
                                                   8400                  8336.16
                                                   8238.3                8284.5
                                                   8280.85               8320.3
                                                   8391.49               8472.74
                                                   7982.98               7986
                                                   7842.55               7873.51
                                                   7412.77               7338.54
                                                   7514.89               7319.65
                                                   7782.98               7586.98
                                                   7476.6                7212.08
                                                   7485.11               7212.69
                                                   7965.96               7778.26
                                                   8153.19               7866.35
                                                   8204.26               7908.45
                                                   8400                  8249.6
                                                   8314.89               8065.26
                                                   8357.45               8129.2
                                                   8642.55               8439.64
                                                   8821.28               8623.75
                                                   8821.28               8624.29
                                                   8910.64               8852.21
                                                   8829.79               8711.2
                                                   8621.28               8501.82
                                                   8655.32               8595.14
                                                   8757.45               8807.83
                                                   8451.06               8389.7
                                                   8353.19               8413.45
                                                   8348.94               8401.15
                                                   8480.85               8573.87
                                                   8463.83               8530.97
                                                   8595.74               8733.43
                                                   8782.98               8901.36
                                                   8953.19               9142
                                                   9153.19               9454.82
                                                   9127.66               9321.37
                                                   9165.96               9339.72
                                                   9238.3                9406
                                                   9165.96               9324.23
                                                   9165.96               9325.83
                                                   9463.83               9559.31
                                                   9548.94               9552.39
                                                   9553.19               9604.03
                                                   9327.66               9287.19
                                                   9191.49               9172.42
                                                   9076.6                9052.46
                                                   9089.36               9051.29
                                                   9238.3                9230.56
                                                   9238.3                9230.96
                                                   9119.15               9251.4
                                                   9106.38               9340.64
                                                   9102.13               9439.4
                                                   8880.85               9199.37
                                                   8821.28               9309.98
                                                   8668.09               9141.25
                                                   8604.26               8966.82
                                                   8689.36               8725.49
                                                   8697.87               8693.1
                                                   8723.4                8761.92
                                                   8800                  8862.05
                                                   8923.4                9020.73
                                                   8812.77               8786.52
                                                   8765.96               8659.73
                                                   8731.91               8632.39
                                                   8817.02               8720.19
                                                   8808.51               8721.25
                                                   8421.28               8293.23
                                                   8331.91               8228.97
                                                   8140.43               8108.89
                                                   8004.26               7929.39
                                                   8131.91               8140.11
                                                   8148.94               8157.27
                                                   8204.26               8303.75
                                                   7970.21               8062.09
                                                   7927.66               8013.51
                                                   7804.26               7959.43
                                                   7651.06               7857.55
                                                   7625.53               7949.88
                                                   7553.19               7880.38
                                                   7412.77               7717.17
                                                   7400                  7786.24
                                                   7391.49               7782.68
                                                   7178.72               7632.28
                                                   7025.53               7399.75
                                                   7025.53               7457.16
                                                   7378.72               7707.69
                                                   7204.26               7464.11
                                                   7387.23               7733.88
                                                   7434.04               7812.53
                                                   7570.21               7975.82
                                                   7404.26               7922.75
                                                   7076.6                7585.5
                                                   7042.55               7595.92
                                                   7131.91               7776.2
                                                   7187.23               7789.81
                                                   7472.34               7984.85
                                                   7485.11               7972.95
                                                   7740.43               8200.76
                                                   7727.66               8162.36
                                                   7617.02               7950.14
                                                   7574.47               7934.44
                                                   7382.98               7785.05
                                                   7451.06               7939.48
                                                   7502.13               7965.65
                                                   7502.13               7999.19
                                                   7370.21               7857.41
                                                   7089.36               7608.26
                                                   7097.87               7607.42
                                                   7051.06               7585.69
                                                   6995.74               7446.81
                                                   6995.74               7376.42
                                                   7012.77               7221.68
                                                   6936.17               7077.45
                                                   6910.64               7187.46
                                                   6859.57               7115.43
                                                   6736.17               7006.69
                                                   6531.91               6863.21
                                                   6672.34               7117.09
                                                   6502.13               6959.89
                                                   6497.87               6958.6
                                                   6659.57               7194.83
                                                   6646.81               7192.69
                                                   6782.98               7411.56
                                                   6714.89               7231.54
                                                   6859.57               7313.87
                                                   6859.57               7184.1
                                                   6740.43               7180.7
                                                   6629.79               6962.19
                                                   6514.89               6843.87
                                                   6331.91               6690.58
                                                   6553.19               6945.66
                                                   6429.79               6774.87
                                                   6161.7                6545.63
                                                   5944.68               6253.65
                                                   5991.49               6235.65
                                                   5978.72               6238.56
                                                   5744.68               5822.21
                                                   5514.89               5560.05
                                                   5400                  5577.51
                                                   5727.66               6345.78
                                                   5834.04               6493.45
                                                   5523.4                6156.67
                                                   5451.06               6178.38
                                                   5459.57               6159.77
                                                   5370.21               6052.41
                                                   5127.66               5744.48
                                                   5102.13               5822.66
                                                   5097.87               5821.13
                                                   5140.43               5990.5
                                                   5012.77               5799.61
                                                   4731.91               5408.43
                                                   4736.17               5406.27
                                                   4310.64               4832.78
                                                   4378.72               5007.03
                                                   3991.49               4649.1
                                                   4361.7                5208.48
                                                   4663.83               5459.29
                                                   4506.38               5132.08
                                                   4293.62               4828.42
                                                   4165.96               4613.66
                                                   4395.74               4901.32
                                                   4357.45               4780.07
                                                   4148.94               4447.77
                                                   4097.87               4275.33
                                                   3868.09               3928.74
                                                   3468.09               3455.43
                                                   3617.02               3838.02
                                                   3693.62               3917.31
                                                   4055.32               4508.09
                                                   4097.87               4498.42
                                                   4276.6                4632.95
                                                   4310.64               4640.46
                                                   4502.13               4827.9
                                                   4242.55               4419.53
                                                   4302.13               4546.46
                                                   4412.77               4903.03
                                                   4178.72               4705.95
                                                   4114.89               4686.82
                                                   3927.66               4474.13
                                                   4008.51               4620.8
                                                   3995.74               4618.61
                                                   3795.74               4389.02
                                                   3761.7                4348.51
                                                   3553.19               4152.7
                                                   3651.06               4265.61
                                                   3604.26               4226.37
                                                   3748.94               4367.88
                                                   3910.64               4511.49
                                                   3910.64               4624.39
                                                   4238.3                4703.11
                                                   4361.7                4822.01
                                                   4110.64               4602
                                                   4089.36               4739.7
                                                   4034.04               4732.82
                                                   4187.23               4852.97
                                                   4557.45               5271.43
                                                   4493.62               5179.28
                                                   4731.91               5489.14
                                                   4757.45               5471.35
                                                   4463.83               5142.22
                                                   4595.74               5239.77
                                                   4651.06               5293.77
                                                   4782.98               5514.51
                                                   4923.4                5589.64
                                                   4893.62               5488.16
                                                   4770.21               5289.73
                                                   4578.72               5063.24
                                                   4591.64               5039.35
                                                   4591.64               5039.28
                                                   4591.64               5039.91
                                                   4648.98               5135.11
                                                   4574                  5127.22
                                                   4622.52               5196.95
                                                   4622.52               5196.95
                                                   4794.54               5439.57
                                                   4966.56               5683.71
                                                   5054.78               5646.61
                                                   5037.13               5405.68
                                                   4750.43               5117.48
                                                   4741.61               5097.02
                                                   4560.77               4886.23
                                                   4463.73               4764.67
                                                   4569.59               4850.29
                                                   4406.39               4704.21
                                                   4463.73               4743.59
                                                   4463.73               4791.01
                                                   4371.1                4685.83
                                                   4256.42               4553.25
                                                   4278.48               4560.9
                                                   4247.6                4505.48
                                                   4247.6                4505.67
                                                   4247.6                4503.82
                                                   4260.83               4504.43
                                                   4432.85               4699.94
                                                   4529.89               4765.42
                                                   4349.05               4630
                                                   4207.9                4653.61
                                                   4238.78               4808.63
                                                   4221.14               4912.49
                                                   4379.92               5084.55
                                                   4424.03               5116.99
                                                   4388.75               5166.21
                                                   4300.53               5037.21
                                                   4238.78               4905.1
                                                   4291.71               5033.39
                                                   4291.71               5011.14
                                                   4132.92               4788.07
                                                   4137.33               4817.06
                                                   4146.15               4842.83
                                                   4044.7                4718.36
                                                   4159.38               4875.22
                                                   4075.58               4728.27
                                                   4119.69               4791.01
                                                   4079.99               4672.81
                                                   4079.99               4614.15
                                                   3890.33               4421.95
                                                   3916.79               4447.18
                                                   4075.58               4635.49
                                                   4018.24               4609.06
                                                   3943.26               4543.76
                                                   3890.33               4496.89
                                                   3952.08               4589.27
                                                   4075.58               4680.04
                                                   4088.81               4672.71
                                                   4243.19               4850.71
                                                   4388.75               5035.12
                                                   4349.05               4945.07
                                                   4397.57               5016.84
                                                   4485.78               5065.61
                                                   4379.92               4926.85
                                                   4671.04               5213.31
                                                   4873.93               5295.81
                                                   4715.15               5212.68
                                                   4807.77               5457.76
                                                   4904.81               5482.73
                                                   4715.15               5185.52
                                                   4759.25               5266.12
                                                   4843.06               5272.95
                                                   5279.73               5555.31
                                                   5266.5                5551.32
                                                   5350.3                5664.42
                                                   5262.08               5618.23
                                                   5134.17               5465.74
                                                   5315.01               5632.5
                                                   5315.01               5634.85
                                                   5337.07               5637.12
                                                   5526.73               5865.78
                                                   5504.68               5971.93
                                                   5451.75               5914.17
                                                   5504.68               5884.72
                                                   5553.2                5957.29
                                                   5381.18               5804.42
                                                   5288.55               5639.26
                                                   5434.11               5773.14
                                                   5478.21               5798.06
                                                   5266.5                5599.36
                                                   5142.99               5501.11
                                                   5398.82               5695.38
                                                   5681.11               5849.79
                                                   5676.7                5849.86
                                                   6100.14               6236.07
                                                   6131.01               6242.55
                                                   6272.16               6335
                                                   6245.69               6404.76
                                                   6232.46               6501.25
                                                   6161.89               6359.86
                                                   6135.42               6340.38
                                                   6378.02               6384.64
                                                   6219.23               6223.66
                                                   6364.78               6314.21
                                                   6541.22               6405.86
                                                   6664.72               6579.29
                                                   6616.2                6571.19
                                                   6514.75               6506.95
                                                   6492.7                6427.99
                                                   6492.7                6462.4
                                                   6902.9                6407.48
                                                   7189.6                6709.92
                                                   7194.01               6710.02
                                                   7441.02               6860.21
                                                   7441.02               6860.21
5/31/09                                            7441.02               6860.21

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the MSCI China Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The MSCI China Index is a capitalization-weighted index that monitors the performance of stocks from the country of China. The index is unmanaged. It is not possible to invest directly in the MSCI China Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

16 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust 2 | FUND SUMMARY & PERFORMANCE (unaudited) continued

HAO | Claymore/AlphaShares China Small Cap Index ETF

FUND STATISTICS
--------------------------------------------------------------------------------
Share Price                                                          $    21.22
Net Asset Value                                                      $    20.70
Premium/Discount to NAV                                                    2.51%
Net Assets ($000)                                                    $   62,938
--------------------------------------------------------------------------------
TOTAL RETURNS
--------------------------------------------------------------------------------

                                                                 SINCE INCEPTION
(INCEPTION 1/30/08)                                    ONE YEAR       ANNUALIZED
--------------------------------------------------------------------------------
CLAYMORE/ALPHASHARES CHINA
SMALL CAP INDEX ETF
   NAV                                                  -13.27%          -10.95%
   Market                                               -12.38%           -9.29%
--------------------------------------------------------------------------------
AlphaShares China Small Cap                             -11.79%          -10.70%
--------------------------------------------------------------------------------
MSCI China Index                                        -22.59%          -16.31%
--------------------------------------------------------------------------------
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.claymore.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.34 per share for share price returns or initial net asset value (NAV) of $24.34 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund's total annual operating expense ratio was 3.16%, per the most recent prospectus, gross of any fee waivers or expense reimbursements. In the Financial Highlights section of this Annual Report, the Fund's annualized net operating expense ratio was determined to be 0.88% while the Fund's annualized gross operating expense ratio was determined to be 1.64%.There is a contractual fee waiver currently in place for this Fund through December 31, 2011 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.70% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.70%.Without this expense cap, actual returns would be lower.

                                                                      % OF TOTAL
COUNTRY BREAKDOWN                                                    INVESTMENTS
--------------------------------------------------------------------------------
China                                                                      98.5%
Singapore                                                                   1.5%
--------------------------------------------------------------------------------

                                                                      % OF TOTAL
CURRENCY DENOMINATION                                                INVESTMENTS
--------------------------------------------------------------------------------
Hong Kong Dollar                                                           82.9%
United States Dollar                                                       14.9%
Singapore Dollar                                                            2.2%
--------------------------------------------------------------------------------

PORTFOLIO BREAKDOWN                                              % OF NET ASSETS
--------------------------------------------------------------------------------
Industrials                                                                23.8%
Financials                                                                 17.4%
Information Technology                                                     16.3%
Consumer Discretionary                                                     14.0%
Materials                                                                  11.8%
Consumer Staples                                                            6.1%
Energy                                                                      4.3%
Health Care                                                                 3.3%
Utilities                                                                   1.5%
Telecommunication Services                                                  0.8%
--------------------------------------------------------------------------------
Total Investments                                                          99.3%
--------------------------------------------------------------------------------
Other Assets in excess of Liabilities                                       0.7%
--------------------------------------------------------------------------------
NET ASSETS                                                                100.0%
--------------------------------------------------------------------------------

                                                                      % OF TOTAL
TOP TEN HOLDINGS                                                     INVESTMENTS
--------------------------------------------------------------------------------
Citic Pacific Ltd.                                                          2.9%
Sino-Ocean Land Holdings Ltd.                                               2.4%
Dongfeng Motor Group Co. Ltd.                                               1.9%
Yanzhou Coal Mining Co. Ltd.                                                1.9%
Ctrip.com International Ltd., ADR                                           1.8%
Guangzhou R&F Properties Co. Ltd.                                           1.7%
Jiangxi Copper Co. Ltd.                                                     1.7%
China National Building Material Co. Ltd.                                   1.7%
Byd Co. Ltd.                                                                1.7%
Denway Motors Ltd.                                                          1.7%
--------------------------------------------------------------------------------

Portfolio breakdown is shown as a percentage of net assets. Country breakdown, currency denomination and holdings are shown as a percentage of total investments. All are subject to change daily. For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

PERFORMANCE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

                                                            Claymore/AlphaShares
                                 MSCI China Index      China Small Cap Index ETF
--------------------------------------------------------------------------------
1/30/08                          $        10000         $                10000
                                          9524.92                        9782.34
                                          10015.7                        10094.6
                                          10596.1                        10435.6
                                          10596.1                        10419.2
                                          9959.79                        10020.6
                                          9961.25                        10033
                                          9961.63                        10033
                                          9586.59                        9876.83
                                          9744.05                        9979.55
                                          9899.39                        10135.7
                                          10302.1                        10365.8
                                          10481.2                        10484.9
                                          10553.1                        10612.3
                                          10294.6                        10456.1
                                          10317.3                        10456.1
                                          10172                          10419.2
                                          10099                          10382.2
                                          10173.5                        10390.4
                                          10547.2                        10534.2
                                          10609.8                        10505.4
                                          10551.7                        10493.1
                                          10196                          10287.7
                                          9882.15                        10053.5
                                          9781.62                        9880.94
                                          9914.86                        9868.62
                                          9578.04                        9576.91
                                          9518.69                        9359.16
                                          9559.81                        9322.19
                                          9734.97                        9379.71
                                          9175.72                        9104.44
                                          9046.46                        8960.64
                                          8431.8                         8319.71
                                          8410.09                        8143.05
                                          8717.25                        8188.24
                                          8286.5                         7966.38
                                          8287.2                         8060.88
                                          8937.03                        8541.57
                                          9038.24                        8607.31
                                          9086.62                        8722.35
                                          9478.59                        8968.86
                                          9266.79                        8940.1
                                          9340.25                        9026.37
                                          9696.94                        9211.26
                                          9908.47                        9375.6
                                          9909.09                        9375.6
                                          10171                          9490.64
                                          10009                          9400.25
                                          9768.38                        9129.09
                                          9875.6                         9186.61
                                          10120                          9260.56
                                          9639.56                        8956.53
                                          9666.85                        8997.62
                                          9652.72                        9063.35
                                          9851.17                        9096.22
                                          9801.87                        9014.05
                                          10034.5                        9157.85
                                          10227.4                        9338.62
                                          10503.9                        9527.61
                                          10863.4                        9802.88
                                          10710                          9765.9
                                          10731.1                        9848.07
                                          10807.3                        9897.38
                                          10713.3                        9868.62
                                          10715.1                        9913.81
                                          10983.4                        10135.7
                                          10975.5                        10172.7
                                          11034.8                        10246.6
                                          10670.8                        10000.1
                                          10538.9                        9971.33
                                          10401.1                        9934.35
                                          10399.7                        9979.55
                                          10605.7                        10020.6
                                          10606.1                        10078.2
                                          10629.6                        10119.2
                                          10732.2                        10152.1
                                          10845.6                        10160.3
                                          10569.8                        9959
                                          10696.9                        9983.66
                                          10503.1                        9901.49
                                          10302.7                        9852.18
                                          10025.4                        9839.86
                                          9988.16                        9819.32
                                          10067.2                        9868.62
                                          10182.3                        9876.83
                                          10364.6                        9942.57
                                          10095.5                        9794.66
                                          9949.81                        9790.56
                                          9918.4                         9753.58
                                          10019.3                        9749.47
                                          10020.5                        9700.17
                                          9528.72                        9252.34
                                          9454.88                        9149.63
                                          9316.92                        8977.07
                                          9110.67                        8923.66
                                          9352.79                        9075.68
                                          9372.5                         9059.24
                                          9540.8                         9182.5
                                          9263.15                        8993.51
                                          9207.32                        8903.12
                                          9145.19                        8783.97
                                          9028.13                        8673.04
                                          9134.22                        8771.65
                                          9054.37                        8701.8
                                          8866.84                        8558.01
                                          8946.2                         8553.9
                                          8942.1                         8521.03
                                          8769.3                         8373.12
                                          8502.13                        8163.59
                                          8855.94                        8258.09
                                          8576.07                        8093.75
                                          8886.04                        8299.17
                                          8976.4                         8356.69
                                          9164.01                        8442.97
                                          9103.04                        8336.15
                                          8715.55                        8110.18
                                          8727.52                        8167.7
                                          8934.66                        8253.98
                                          8950.3                         8270.41
                                          9174.4                         8397.77
                                          9160.72                        8377.23
                                          9422.47                        8533.35
                                          9378.35                        8549.79
                                          9134.51                        8401.88
                                          9116.47                        8360.8
                                          8944.82                        8262.19
                                          9122.27                        8327.93
                                          9152.34                        8323.82
                                          9190.87                        8360.8
                                          9027.97                        8229.33
                                          8741.71                        8073.2
                                          8740.74                        8110.18
                                          8715.77                        7982.82
                                          8556.2                         7892.43
                                          8475.32                        7769.17
                                          8297.53                        7682.9
                                          8131.82                        7571.97
                                          8258.21                        7666.46
                                          8175.45                        7604.83
                                          8050.51                        7469.25
                                          7885.66                        7313.13
                                          8177.36                        7461.04
                                          7996.74                        7346
                                          7995.25                        7374.76
                                          8266.68                        7424.06
                                          8264.23                        7366.54
                                          8515.69                        7506.23
                                          8308.86                        7498.01
                                          8403.46                        7600.73
                                          8250.44                        7514.45
                                          7999.38                        7440.49
                                          7863.44                        7296.7
                                          7687.31                        7124.14
                                          7980.39                        7189.88
                                          7784.15                        7021.43
                                          7520.76                        6791.35
                                          7185.29                        6553.06
                                          7164.61                        6622.9
                                          7167.95                        6536.62
                                          6689.58                        6322.98
                                          6388.36                        6183.29
                                          6408.42                        6101.12
                                          7291.14                        6585.93
                                          7460.82                        6569.49
                                          7073.86                        6318.87
                                          7098.81                        6286.01
                                          7077.42                        6298.33
                                          6954.07                        6261.35
                                          6600.26                        6043.6
                                          6690.09                        6068.25
                                          6688.34                        6047.71
                                          6882.94                        6207.94
                                          6663.61                        6068.25
                                          6214.15                        5801.2
                                          6211.67                        5780.66
                                          5552.75                        5353.38
                                          5752.95                        5324.62
                                          5341.7                         4905.55
                                          5984.41                        5254.77
                                          6272.59                        5439.65
                                          5896.63                        5184.93
                                          5547.73                        4958.96
                                          5300.98                        4954.85
                                          5631.49                        5074
                                          5492.18                        4983.61
                                          5110.38                        4790.51
                                          4912.25                        4654.93
                                          4514.02                        4313.93
                                          3970.2                         3870.21
                                          4409.79                        4087.96
                                          4500.89                        4145.48
                                          5179.68                        4556.33
                                          5168.57                        4769.97
                                          5323.15                        4926.09
                                          5331.78                        4967.18
                                          5547.14                        5008.26
                                          5077.94                        4737.1
                                          5223.77                        4827.49
                                          5633.46                        5078.11
                                          5407.02                        4872.68
                                          5385.04                        4802.84
                                          5140.66                        4675.47
                                          5309.18                        4712.45
                                          5306.67                        4696.02
                                          5042.88                        4519.35
                                          4996.33                        4441.29
                                          4771.34                        4244.08
                                          4901.08                        4309.82
                                          4855.99                        4359.12
                                          5018.58                        4396.1
                                          5183.59                        4552.22
                                          5403.75                        4654.93
                                          5540.37                        4667.26
                                          5287.58                        4560.44
                                          5445.8                         4732.99
                                          5437.89                        4683.69
                                          5575.94                        4774.08
                                          6056.74                        4987.72
                                          5950.87                        4979.5
                                          6306.89                        5201.36
                                          6286.45                        5213.69
                                          5908.28                        5008.26
                                          6020.36                        5110.97
                                          6082.41                        5180.82
                                          6336.04                        5402.68
                                          6422.36                        5530.04
                                          6305.75                        5554.69
                                          6077.77                        5431.44
                                          5817.54                        5221.9
                                          5790.09                        5242.45
                                          5790.73                        5258.88
                                          5900.11                        5320.51
                                          5891.05                        5353.38
                                          5971.17                        5437.59
                                          6249.93                        5640.37
                                          6530.45                        5839
                                          6487.81                        5872.11
                                          6210.99                        5718.99
                                          5879.86                        5379.66
                                          5856.35                        5383.8
                                          5614.15                        5139.64
                                          5474.49                        5048.6
                                          5572.87                        5114.82
                                          5405.02                        4990.67
                                          5450.27                        5094.12
                                          5383.91                        4953.43
                                          5231.57                        4874.8
                                          5240.36                        4874.8
                                          5176.69                        4821
                                          5176.91                        4825.14
                                          5174.77                        4829.28
                                          5175.48                        4874.8
                                          5400.11                        5007.22
                                          5475.35                        5089.99
                                          5319.75                        4969.98
                                          5346.88                        4994.81
                                          5525                           5172.75
                                          5644.33                        5259.65
                                          5842.03                        5425.18
                                          5879.29                        5462.42
                                          5935.84                        5416.9
                                          5787.63                        5321.73
                                          5635.83                        5176.89
                                          5783.24                        5292.76
                                          5501.38                        5118.95
                                          5534.68                        5164.47
                                          5564.29                        5189.3
                                          5421.28                        5061.02
                                          5601.5                         5110.68
                                          5432.66                        4994.81
                                          5504.75                        5007.22
                                          5368.94                        4899.63
                                          5301.55                        4849.97
                                          5080.71                        4634.78
                                          5109.7                         4684.44
                                          5326.06                        4932.73
                                          5295.7                         4866.52
                                          5220.67                        4829.28
                                          5166.82                        4812.73
                                          5272.96                        4949.29
                                          5377.25                        5015.5
                                          5368.83                        5007.22
                                          5573.35                        5139.64
                                          5785.23                        5280.34
                                          5681.76                        5272.07
                                          5764.23                        5358.97
                                          5820.26                        5437.59
                                          5660.83                        5350.69
                                          5989.97                        5681.75
                                          6084.76                        5789.34
                                          5989.24                        5706.58
                                          6270.83                        5839
                                          6299.53                        5872.11
                                          5958.04                        5607.26
                                          6050.64                        5673.47
                                          6058.49                        5839
                                          6382.91                        6186.61
                                          6378.32                        6211.44
                                          6508.28                        6298.34
                                          6455.21                        6170.06
                                          6280                           6029.36
                                          6471.6                         6265.23
                                          6476.92                        6314.89
                                          6739.63                        6637.67
                                          6861.6                         6765.96
                                          6795.24                        6745.27
                                          6761.39                        6679.05
                                          6844.78                        6695.61
                                          6669.14                        6629.4
                                          6479.37                        6546.63
                                          6633.19                        6695.61
                                          6661.83                        6794.92
                                          6433.53                        6480.42
                                          6320.64                        6306.62
                                          6543.85                        6596.29
                                          6721.27                        6799.06
                                          6721.35                        6819.75
                                          7165.09                        7283.23
                                          7172.54                        7345.31
                                          7278.76                        7548.08
                                          7358.91                        7568.77
                                          7469.77                        7692.91
                                          7307.32                        7548.08
                                          7284.94                        7552.22
                                          7335.8                         7643.26
                                          7150.83                        7552.22
                                          7254.87                        7717.74
                                          7360.17                        7837.75
                                          7559.44                        8044.66
                                          7550.13                        8086.04
                                          7476.32                        8077.77
                                          7385.6                         7970.17
                                          7362.04                        8164.67
                                          7709.54                        8396.41
                                          7709.64                        8408.82
                                          7882.21                        8566.07
5/31/09                                   7882.21                        8566.07

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the MSCI China Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The MSCI China Index is a capitalization-weighted index that monitors the performance of stocks from the country of China. The index is unmanaged. It is not possible to invest directly in the MSCI China Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

                                               Annual Report | May 31, 2009 | 17

Claymore Exchange-Traded Fund Trust 2 | FUND SUMMARY & PERFORMANCE (unaudited) continued

EXB | Claymore/Beacon Global Exchanges, Brokers & Asset Managers Index ETF(1)

FUND STATISTICS
--------------------------------------------------------------------------------
Share Price                                                        $      12.28
Net Asset Value                                                    $      12.46
Premium/Discount to NAV                                                   -1.44%
Net Assets ($000)                                                  $      2,989
--------------------------------------------------------------------------------
TOTAL RETURNS
--------------------------------------------------------------------------------

                                                                 SINCE INCEPTION
(INCEPTION 6/27/07)                                   ONE YEAR        ANNUALIZED
--------------------------------------------------------------------------------
CLAYMORE/BEACON GLOBAL EXCHANGES,
BROKERS & ASSET MANAGERS INDEX ETF(1)
   NAV                                                 -38.56%           -27.15%
   Market                                              -39.78%           -27.78%
--------------------------------------------------------------------------------
Clear Global Exchanges, Brokers &
Assets Managers Index                                  -37.74%           -25.44%
--------------------------------------------------------------------------------
Dow Jones World Financials Index                       -44.66%           -34.27%
--------------------------------------------------------------------------------

(1) Effective June 15, 2009, the name of the Fund changed from Claymore/Clear Global Exchanges, Brokers & Asset Managers Index ETF. At that time the Fund also began tracking the Beacon Global Exchanges, Brokers & Asset Managers Index.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.claymore.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.56 per share for share price returns or initial net asset value (NAV) of $24.56 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund's total annual operating expense ratio was 1.43%, per the most recent prospectus, gross of any fee waivers or expense reimbursements. In the Financial Highlights section of this Annual Report, the Fund's annualized net operating expense ratio was determined to be 0.70%, while the Fund's annualized gross operating expense ratio was determined to be 2.55%.There is a contractual fee waiver currently in place for this Fund through December 31, 2011 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.65% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.65%.Without this expense cap, actual returns would be lower.

                                                                      % OF TOTAL
COUNTRY BREAKDOWN                                                    INVESTMENTS
--------------------------------------------------------------------------------
United States                                                             57.7%
Japan                                                                      9.8%
United Kingdom                                                             6.0%
Hong Kong                                                                  5.7%
Germany                                                                    4.2%
Australia                                                                  3.8%
Canada                                                                     3.2%
Switzerland                                                                2.9%
Singapore                                                                  1.9%
Bermuda                                                                    1.6%
Italy                                                                      1.5%
Spain                                                                      1.0%
Netherlands                                                                0.3%
Mexico                                                                     0.2%
South Africa                                                               0.2%
Iceland                                                                    0.0%*
--------------------------------------------------------------------------------
* Less than 0.1%.

                                                                      % OF TOTAL
CURRENCY DENOMINATION                                                INVESTMENTS
--------------------------------------------------------------------------------
United States Dollar                                                       59.4%
Japanese Yen                                                                9.8%
Euro                                                                        7.0%
British Pound Sterling                                                      6.0%
Hong Kong Dollar                                                            5.7%
All other currencies                                                       12.1%
--------------------------------------------------------------------------------

PORTFOLIO BREAKDOWN                                              % OF NET ASSETS
--------------------------------------------------------------------------------
Financials                                                                 96.0%
--------------------------------------------------------------------------------
Total Common Stocks                                                        96.0%
Master Limited Partnerships                                                 4.7%
Liabilities in excess of Other Assets                                      -0.7%
--------------------------------------------------------------------------------
NET ASSETS                                                                100.0%
--------------------------------------------------------------------------------

                                                                      % OF TOTAL
TOP TEN HOLDINGS                                                     INVESTMENTS
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                             7.7%
Morgan Stanley                                                              7.7%
Hong Kong Exchanges and Clearing Ltd.                                       5.5%
CME Group, Inc.                                                             5.1%
Nomura Holdings, Inc.                                                       4.7%
Deutsche Boerse AG                                                          4.1%
Charles Schwab Corp. (The)                                                  3.8%
Northern Trust Corp.                                                        3.5%
IntercontinentalExchange, Inc.                                              3.2%
NYSE Euronext                                                               3.2%
--------------------------------------------------------------------------------

Portfolio breakdown is shown as a percentage of net assets. Country breakdown, currency denomination and holdings are shown as a percentage of total investments. All are subject to change daily. For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

PERFORMANCE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                  [LINE CHART]

                                                         Claymore/Beacon Global
                                                                     Exchanges,
                                Dow Jones World        Brokers & Asset Managers
                               Financials Index                       Index ETF
--------------------------------------------------------------------------------
6/27/07                        $        10000           $               10000
                                        10004.4                         10097.7
                                        10014                           10040.7
                                        10092.7                         10130.3
                                        10157.4                         10329.8
                                        10136.9                         10329.8
                                        10180.7                         10439.7
                                        10193.2                         10464.2
                                        10095.5                         10301.3
                                        10075.3                         10386.8
                                        10196.6                         10549.7
                                        10272.2                         10627
                                        10285.3                         10623
                                        10264.7                         10610.8
                                        10185.1                         10476.4
                                        10216.2                         10484.5
                                        10119.8                         10321.7
                                        10120.4                         10301.3
                                        9978.22                         10085.5
                                        9913.21                         10077.4
                                        9690.79                         9849.35
                                        9538.05                         9776.06
                                        9558.89                         9906.35
                                        9624.21                         9812.7
                                        9479.87                         9641.69
                                        9533.38                         9641.69
                                        9375.97                         9454.4
                                        9460.59                         9552.12
                                        9566.98                         9682.41
                                        9801.53                         9971.5
                                        9576                            9710.91
                                        9356.69                         9535.83
                                        9384.68                         9503.26
                                        9193.06                         9254.89
                                        9027.25                         8990.23
                                        8951.66                         8912.87
                                        9190.88                         9193.81
                                        9249.67                         9254.89
                                        9287.94                         9368.89
                                        9390.28                         9503.26
                                        9446.59                         9560.26
                                        9462.14                         9617.26
                                        9441.61                         9560.26
                                        9239.1                          9307.82
                                        9282.96                         9405.54
                                        9277.36                         9368.89
                                        9412.06                         9560.26
                                        9483.92                         9682.41
                                        9334.29                         9535.83
                                        9318.73                         9527.69
                                        9186.84                         9434.04
                                        9110.62                         9482.9
                                        9244.7                          9592.83
                                        9253.41                         9568.4
                                        9319.98                         9686.48
                                        9297.89                         9706.84
                                        9188.39                         9609.12
                                        9362.6                          9885.99
                                        9619.55                         10048.9
                                        9569.78                         10024.4
                                        9566.04                         10179.2
                                        9527.78                         10280.9
                                        9505.07                         10264.7
                                        9580.04                         10431.6
                                        9731.23                         10582.3
                                        9738.07                         10578.2
                                        9858.77                         10753.3
                                        9970.76                         10899.8
                                        10019                           10924.3
                                        10051.3                         10891.7
                                        10162.4                         11152.3
                                        10101.7                         11144.1
                                        10162.7                         11315.2
                                        10142.5                         11286.6
                                        10158                           11241.9
                                        10103.3                         11282.6
                                        9982.27                         11103.4
                                        9796.24                         10969.1
                                        9807.44                         11026.1
                                        9771.36                         11038.3
                                        9608.66                         10806.2
                                        9524.36                         10785.8
                                        9643.81                         11034.2
                                        9571.64                         11066.8
                                        9611.77                         11115.6
                                        9786.6                          11258.1
                                        9877.75                         11396.6
                                        9887.7                          11355.9
                                        10024.3                         11518.7
                                        9766.69                         11307
                                        9600.88                         11197.1
                                        9461.52                         11001.6
                                        9558.89                         11148.2
                                        9379.08                         10912
                                        9273.94                         10879.5
                                        9170.97                         10728.8
                                        9120.26                         10517.1
                                        9333.67                         10830.6
                                        9413.61                         10993.5
                                        9224.79                         10802.1
                                        9114.35                         10757.3
                                        8920.24                         10509
                                        8937.35                         10549.7
                                        8709.33                         10260.6
                                        8879.18                         10423.5
                                        8784.61                         10289.1
                                        8892.55                         10386.8
                                        9138.62                         10765.5
                                        9188.08                         10810.3
                                        9336.46                         10924.3
                                        9288.56                         10863.2
                                        9167.86                         10781.8
                                        9268.03                         10960.9
                                        9407.08                         11164.5
                                        9439.12                         11115.6
                                        9548.31                         11205.2
                                        9371.31                         10895.8
                                        9305.36                         10928.3
                                        9103.47                         10863.2
                                        8958.81                         10765.5
                                        8756.3                          10549.7
                                        8772.16                         10541.5
                                        8750.39                         10602.6
                                        8727.37                         10623
                                        8853.36                         10875.4
                                        8939.21                         10948.7
                                        8981.83                         10973.1
                                        8928.64                         10826.5
                                        8931.75                         10834.7
                                        8948.55                         10913.5
                                        8854.91                         10681.3
                                        8788.96                         10603.8
                                        8615.69                         10257.4
                                        8549.43                         10102.6
                                        8462.95                         9943.64
                                        8461.08                         10008.8
                                        8488.15                         10118.9
                                        8481.93                         10074
                                        8554.41                         10175.9
                                        8319.54                         9780.63
                                        8204.44                         9572.79
                                        8092.14                         9222.32
                                        7963.04                         9246.77
                                        7746.53                         9157.11
                                        7914.83                         9470.91
                                        8209.42                         9784.7
                                        8196.35                         9699.12
                                        8233.99                         9825.45
                                        8347.85                         9858.06
                                        8273.81                         9743.95
                                        8339.76                         9866.21
                                        8485.66                         10070
                                        8451.44                         10045.5
                                        8131.34                         9548.34
                                        8033.66                         9267.14
                                        7983.26                         9373.1
                                        7909.85                         9311.97
                                        7786.04                         9271.22
                                        7951.53                         9348.65
                                        7956.2                          9381.25
                                        7952.47                         9320.12
                                        7894.92                         9316.05
                                        7973.62                         9250.84
                                        7909.23                         9279.37
                                        7954.96                         9210.09
                                        7963.67                         9250.84
                                        8114.23                         9393.48
                                        8239.91                         9454.61
                                        8334.47                         9572.79
                                        8196.35                         9364.95
                                        7986.37                         9055.23
                                        7834.57                         8912.6
                                        7746.22                         8859.62
                                        7774.84                         8916.67
                                        7639.83                         8676.23
                                        7558.33                         8570.27
                                        7416.47                         8289.08
                                        7691.47                         8753.66
                                        7797.55                         8778.11
                                        7699.87                         8778.11
                                        7534.69                         8452.09
                                        7288.62                         7938.61
                                        7673.12                         8590.65
                                        7625.83                         8358.36
                                        7745.29                         8692.53
                                        7824.92                         8749.59
                                        8054.81                         8994.1
                                        7963.04                         8822.94
                                        7949.67                         8668.08
                                        7872.83                         8541.75
                                        7880.3                          8558.05
                                        8169.29                         8981.88
                                        8328.25                         9083.76
                                        8324.21                         9140.81
                                        8314.88                         9075.61
                                        8362.78                         9185.64
                                        8249.86                         9043
                                        8126.98                         8827.02
                                        8098.05                         8778.11
                                        8032.73                         8672.16
                                        7896.47                         8505.07
                                        7935.05                         8549.9
                                        8156.22                         8774.04
                                        8200.71                         8843.32
                                        8299.01                         8920.75
                                        8289.99                         8924.82
                                        8230.26                         8782.19
                                        8182.04                         8786.26
                                        8234.31                         8994.1
                                        8348.16                         9108.21
                                        8438.37                         9132.66
                                        8380.82                         9083.76
                                        8393.89                         9063.38
                                        8455.8                          9295.67
                                        8596.4                          9454.61
                                        8564.05                         9397.55
                                        8552.54                         9438.31
                                        8419.09                         9238.62
                                        8347.85                         9173.41
                                        8254.53                         9083.76
                                        8329.19                         9226.39
                                        8292.48                         9181.56
                                        8306.48                         9222.32
                                        8376.16                         9344.57
                                        8374.91                         9316.05
                                        8341.32                         9254.92
                                        8226.84                         9063.38
                                        8089.65                         8847.39
                                        8094.32                         8859.62
                                        8018.1                          8729.21
                                        7994.77                         8749.59
                                        7974.86                         8733.28
                                        8022.15                         8827.02
                                        8052.95                         8835.17
                                        7979.53                         8684.38
                                        7919.18                         8590.65
                                        7893.05                         8513.22
                                        7941.89                         8684.38
                                        7771.42                         8439.87
                                        7628.01                         8309.46
                                        7534.06                         8244.25
                                        7396.25                         8024.19
                                        7413.36                         8089.39
                                        7484.29                         8297.23
                                        7557.71                         8411.34
                                        7533.44                         8337.98
                                        7436.7                          8301.31
                                        7365.77                         8346.14
                                        7259.69                         8174.97
                                        7108.19                         8024.19
                                        7147.7                          8040.49
                                        7225.16                         8073.09
                                        7055                            7816.35
                                        6968.52                         7702.24
                                        6900.39                         7579.99
                                        6811.42                         7494.41
                                        6775.03                         7372.15
                                        6792.45                         7302.87
                                        6683.26                         7168.38
                                        6720.59                         7229.51
                                        6714.05                         7062.43
                                        6679.52                         6968.7
                                        6560.69                         6879.04
                                        6462.08                         6732.33
                                        6286.63                         6610.07
                                        6522.74                         7046.13
                                        6823.56                         7396.6
                                        6932.74                         7441.43
                                        6975.36                         7388.45
                                        7092.33                         7681.87
                                        7306.35                         7844.88
                                        7145.83                         7612.59
                                        7011.14                         7522.93
                                        6846.58                         7282.49
                                        6935.54                         7478.1
                                        7064.64                         7632.96
                                        7044.42                         7600.36
                                        6989.36                         7494.41
                                        6900.7                          7347.7
                                        7117.53                         7535.16
                                        7134.64                         7604.44
                                        6967.59                         7355.85
                                        6975.98                         7478.1
                                        7087.97                         7588.14
                                        6936.79                         7335.47
                                        6714.05                         7156.16
                                        6766.32                         7245.81
                                        6758.54                         7262.12
                                        6679.21                         7103.18
                                        6468.92                         6915.72
                                        6518.7                          6997.22
                                        6472.34                         6952.4
                                        6578.42                         7095.03
                                        6510.3                          6980.92
                                        6478.26                         6940.17
                                        6528.96                         7037.98
                                        6710.94                         7258.04
                                        6751.07                         7302.87
                                        6751.7                          7290.64
                                        6749.21                         7331.39
                                        6519.94                         7033.9
                                        6460.52                         7037.98
                                        6802.09                         7339.55
                                        6621.35                         6915.72
                                        6575.62                         6891.27
                                        6484.48                         6773.08
                                        6581.85                         6740.48
                                        6199.22                         6353.33
                                        6122.69                         6385.93
                                        5857.34                         5974.33
                                        6074.47                         6263.68
                                        6759.16                         7025.75
                                        6553.23                         6724.18
                                        6464.88                         6597.85
                                        6435.33                         6606
                                        6549.18                         6667.13
                                        6532.38                         6687.5
                                        5941.33                         5900.98
                                        6095.94                         6255.53
                                        6213.21                         6402.24
                                        6035.9                          6182.17
                                        6021.59                         6088.44
                                        5588.56                         5766.49
                                        5329.12                         5440.47
                                        5068.75                         5253.01
                                        4844.46                         4816.96
                                        4642.26                         4816.96
                                        5013.38                         5456.77
                                        5313.26                         5644.24
                                        4970.14                         5142.98
                                        4758.6                          5053.32
                                        4757.05                         5134.83
                                        4884.9                          5257.09
                                        4845.08                         5175.58
                                        4509.74                         4800.66
                                        4435.08                         4633.57
                                        4169.73                         4327.93
                                        3900.95                         4022.28
                                        4056.8                          4307.55
                                        4254.03                         4450.19
                                        4438.5                          4694.7
                                        4516.58                         4792.51
                                        4570.09                         4800.66
                                        4841.66                         5106.3
                                        4729.67                         4886.24
                                        4418.28                         4490.94
                                        4469.3                          4531.69
                                        4408.95                         4401.28
                                        4200.52                         4238.27
                                        4009.21                         4001.91
                                        4049.03                         4095.64
                                        3984.94                         3936.7
                                        3833.45                         3712.56
                                        3769.68                         3643.28
                                        3517.39                         3386.54
                                        3252.04                         3125.73
                                        3299.01                         3264.28
                                        3623.78                         3635.13
                                        3760.97                         3737.01
                                        3827.23                         3875.57
                                        3983.08                         4001.91
                                        3628.76                         3553.63
                                        3695.64                         3610.68
                                        3768.12                         3728.86
                                        3736.39                         3679.96
                                        3790.83                         3859.27
                                        4071.42                         4197.52
                                        4006.41                         4140.47
                                        4039.69                         4173.07
                                        3955.39                         4054.88
                                        3910.91                         3993.76
                                        3913.4                          3965.23
                                        4069.56                         4197.52
                                        4121.82                         4238.27
                                        4094.76                         4181.22
                                        4048.09                         4156.77
                                        3956.01                         4038.58
                                        3929.57                         3973.38
                                        3934.86                         3724.79
                                        3954.77                         3728.86
                                        3988.37                         3732.94
                                        4067.69                         3855.2
                                        4100.35                         4208.53
                                        4172.21                         4330.52
                                        4162.57                         4374.09
                                        4208.92                         4469.93
                                        4165.99                         4356.66
                                        4125.55                         4326.16
                                        4049.34                         4225.96
                                        3929.57                         4077.83
                                        3844.96                         4029.91
                                        3682.88                         3864.36
                                        3556.59                         3764.16
                                        3571.52                         3820.79
                                        3189.82                         3454.83
                                        3310.21                         3690.09
                                        3257.95                         3629.1
                                        3220                            3672.67
                                        3296.83                         3677.02
                                        3376.78                         3755.44
                                        3624.09                         3999.42
                                        3491.26                         3799.01
                                        3414.73                         3720.59
                                        3338.52                         3650.88
                                        3353.45                         3677.02
                                        3378.03                         3746.73
                                        3366.52                         3829.51
                                        3484.1                          3934.07
                                        3536.99                         3925.35
                                        3378.96                         3742.37
                                        3382.38                         3799.01
                                        3317.05                         3777.23
                                        3281.9                          3759.8
                                        3022.46                         3502.76
                                        2991.04                         3498.4
                                        2953.71                         3459.19
                                        2852.92                         3419.98
                                        2810.93                         3297.99
                                        2880.61                         3463.55
                                        2888.38                         3430.99
                                        2977.98                         3430.99
                                        2873.76                         3322.07
                                        2686.8                          3139.09
                                        2643.25                         3108.6
                                        2681.2                          3204.44
                                        2538.42                         3051.96
                                        2488.65                         3004.04
                                        2450.07                         2956.11
                                        2685.56                         3265.44
                                        2745.6                          3387.42
                                        2840.79                         3513.77
                                        2905.18                         3605.26
                                        2964.6                          3566.05
                                        3055.43                         3709.82
                                        3177.69                         3866.66
                                        3229.95                         3762.1
                                        3146.89                         3705.46
                                        3419.71                         4114.99
                                        3355.32                         4036.57
                                        3397.62                         4101.92
                                        3448.02                         4197.76
                                        3369.94                         4075.78
                                        3133.83                         3827.45
                                        3243.02                         3982.23
                                        3315.81                         4051.94
                                        3526.41                         4282.84
                                        3585.21                         4400.47
                                        3544.14                         4313.33
                                        3455.8                          4191.35
                                        3447.09                         4191.35
                                        3711.5                          4496.31
                                        3789.27                         4609.59
                                        3766.25                         4500.67
                                        3788.34                         4552.95
                                        3843.4                          4574.73
                                        3881.35                         4622.66
                                        3641.51                         4343.83
                                        3702.79                         4448.39
                                        3699.06                         4417.89
                                        3754.43                         4548.59
                                        3851.18                         4579.09
                                        3782.74                         4505.03
                                        3715.24                         4417.89
                                        3853.98                         4587.8
                                        3927.08                         4666.22
                                        3899.71                         4714.15
                                        4092.89                         4953.76
                                        4121.51                         4984.26
                                        4252.47                         5080.11
                                        4244.07                         4992.97
                                        4438.81                         5245.66
                                        4362.6                          5110.6
                                        4285.45                         5084.46
                                        4109.38                         4918.91
                                        4131.46                         4949.41
                                        4145.46                         4962.48
                                        4269.89                         5149.81
                                        4336.15                         5180.31
                                        4332.42                         5136.74
                                        4277.05                         5097.53
                                        4295.71                         5154.17
                                        4383.44                         5280.51
                                        4359.48                         5245.66
                                        4371.31                         5319.72
                                        4456.54                         5424.28
5/31/09                                 4456.54                         5428.4

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Dow Jones World Financials Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Dow Jones World Financials Index is an unmanaged index consisting of companies from around the world. It is not possible to invest directly in the Dow Jones World Financials Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

18 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust 2 | FUND SUMMARY & PERFORMANCE (unaudited) continued

CUT | Claymore/Beacon Global Timber Index ETF(1)

FUND STATISTICS
--------------------------------------------------------------------------------
Share Price                                                          $    14.69
Net Asset Value                                                      $    14.53
Premium/Discount to NAV                                                    1.10%
Net Assets ($000)                                                    $   45,915
--------------------------------------------------------------------------------
TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                 SINCE INCEPTION
(INCEPTION 11/9/07)                                    ONE YEAR       ANNUALIZED
--------------------------------------------------------------------------------
CLAYMORE/BEACON GLOBAL
TIMBER INDEX ETF(1)
   NAV                                                  -31.77%          -27.51%
   Market                                               -31.73%          -27.03%
--------------------------------------------------------------------------------
Clear Global Timber Index                               -30.79%          -25.69%
--------------------------------------------------------------------------------
Dow Jones World Forestry
& Paper Index                                           -48.65%          -41.80%
--------------------------------------------------------------------------------

(1) Effective June 15,2009,the name of the Fund changed from Claymore/Clear Global Timber Index ETF. At that time, the fund also began tracking the Beacon Global Timber Index.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.claymore.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.91 per share for share price returns or initial net asset value (NAV) of $24.91 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund's total annual operating expense ratio was 1.43%, per the most recent prospectus, gross of any fee waivers or expense reimbursements. In the Financial Highlights section of this Annual Report, the Fund's annualized net operating expense ratio was determined to be 0.71% while the Fund's annualized gross operating expense ratio was determined to be 1.08%.There is a contractual fee waiver currently in place for this Fund through December 31, 2011 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.65% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.65%.Without this expense cap, actual returns would be lower.

                                                                     % OF TOTAL
COUNTRY BREAKDOWN                                                   INVESTMENTS
--------------------------------------------------------------------------------
United States                                                              28.0%
Brazil                                                                     14.2%
Canada                                                                     10.4%
Japan                                                                       9.3%
Ireland                                                                     9.2%
Sweden                                                                      8.1%
South Africa                                                                4.9%
Australia                                                                   4.2%
Bermuda                                                                     4.1%
Spain                                                                       4.0%
Portugal                                                                    3.6%
--------------------------------------------------------------------------------

                                                                      % OF TOTAL
CURRENCY DENOMINATION                                                INVESTMENTS
--------------------------------------------------------------------------------
United States Dollar                                                       47.0%
Euro                                                                       16.8%
Canadian Dollar                                                            10.4%
Japanese Yen                                                                9.4%
Swedish Krona                                                               8.1%
All other currencies                                                        8.3%
--------------------------------------------------------------------------------

PORTFOLIO BREAKDOWN                                              % OF NET ASSETS
--------------------------------------------------------------------------------
Materials                                                                  88.2%
Financials                                                                  8.6%
Consumer Discretionary                                                      3.0%
--------------------------------------------------------------------------------
Total Investments                                                          99.8%
Other Assets in excess of Liabilities                                       0.2%
--------------------------------------------------------------------------------
NET ASSETS                                                                100.0%
--------------------------------------------------------------------------------

                                                                      % OF TOTAL
TOP TEN HOLDINGS                                                     INVESTMENTS
--------------------------------------------------------------------------------
Smurfit Kappa Group PLC                                                     9.2%
Aracruz Celulose SA, ADR                                                    7.1%
Votorantim Celulose e Papel SA                                              7.1%
International Paper Co.                                                     5.4%
Sino-Forest Corp.                                                           5.1%
Sappi Ltd., ADR                                                             5.0%
Svenska Cellulosa AB - B Shares                                             4.2%
MeadWestvaco Corp.                                                          4.2%
Gunns Ltd.                                                                  4.2%
China Grand Forestry Green Resources Group Ltd.                             4.1%
--------------------------------------------------------------------------------

Portfolio breakdown is shown as a percentage of net assets. Country breakdown, currency denomination and holdings are shown as a percentage of total investments. All are subject to change daily. For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

PERFORMANCE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

                     Dow Jones World Forestry             Claymore/Beacon Global
                                & Paper Index                   Timber Index ETF
--------------------------------------------------------------------------------
11/09/07                    $         10000                $             10000
                                      9600.85                            9562.42
                                      9740.9                             9843.44
                                      9821.59                            9895.62
                                      9588.07                            9710.96
                                      9545.75                            9686.87
                                      9161.52                            9381.77
                                      9266.25                            9433.96
                                      8947.18                            9273.38
                                      8895.11                            9409.88
                                      9106.1                             9293.46
                                      9256.81                            9429.95
                                      9194.09                            9678.84
                                      9370.38                            9747.09
                                      9516.82                            9847.45
                                      9683.06                            9811.32
                                      9589.89                            9747.09
                                      9330.19                            9815.34
                                      9476.63                            9967.88
                                      9500.69                            9927.74
                                      9828.28                            10028.1
                                      9892.53                            9795.26
                                      9799.67                            9775.19
                                      9747.91                            9626.66
                                      9379.81                            9369.73
                                      9300.05                            9100.76
                                      8993.15                            9181.05
                                      9004.41                            9205.14
                                      8987.67                            9249.3
                                      8875.63                            9474.11
                                      9009.89                            9558.41
                                      9176.43                            9550.38
                                      9317.7                             9518.27
                                      9259.55                            9574.47
                                      9220.89                            9604.07
                                      9198.05                            9539.61
                                      9038.82                            9491.27
                                      8778.81                            9253.58
                                      8936.22                            9100.5
                                      8735.27                            9015.9
                                      8667.99                            8999.79
                                      8646.98                            9060.21
                                      8698.13                            8923.24
                                      8413.76                            8983.67
                                      8346.78                            8709.73
                                      8389.71                            8548.59
                                      8135.79                            8411.62
                                      7619.12                            8391.47
                                      7707.72                            7968.48
                                      7504.95                            8198.1
                                      8036.84                            8302.85
                                      8047.19                            8343.13
                                      7953.72                            8371.33
                                      8216.17                            8528.44
                                      8243.26                            8472.04
                                      8290.76                            8564.7
                                      8438.73                            8758.07
                                      8535.55                            8762.1
                                      7970.16                            8443.85
                                      7988.13                            8322.99
                                      7749.12                            8322.99
                                      7651.09                            8379.39
                                      7579.54                            8391.47
                                      7848.38                            8463.99
                                      7740.6                             8443.85
                                      7846.86                            8496.22
                                      7700.41                            8480.1
                                      7886.13                            8556.64
                                      7911.71                            8576.79
                                      7712.89                            8677.5
                                      7917.49                            8665.42
                                      7814.89                            8838.64
                                      7959.51                            8866.84
                                      8143.71                            8975.61
                                      8288.02                            8886.99
                                      8179.63                            8745.99
                                      8050.84                            8721.82
                                      7884.91                            8633.19
                                      7892.53                            8709.73
                                      8046.58                            8556.64
                                      7969.55                            8383.42
                                      8055.41                            8173.93
                                      7830.11                            8399.53
                                      7922.36                            8455.93
                                      8058.76                            8419.67
                                      7913.53                            8314.93
                                      7871.52                            8129.62
                                      7536.31                            8298.82
                                      7798.14                            8077.25
                                      7729.64                            8024.88
                                      7580.15                            8190.05
                                      8002.13                            8359.25
                                      8240.52                            8403.56
                                      8166.84                            8351.19
                                      8126.35                            8322.99
                                      8132.74                            8439.82
                                      8580.3                             8669.44
                                      8667.07                            8794.33
                                      8485.01                            8882.96
                                      8467.35                            8878.93
                                      8694.78                            8987.7
                                      8547.42                            8979.64
                                      8560.51                            8786.27
                                      8507.84                            8750.02
                                      8483.48                            8693.62
                                      8345.87                            8596.93
                                      8302.02                            8584.84
                                      8535.55                            8750.02
                                      8495.66                            8733.9
                                      8547.12                            8717.79
                                      8644.54                            8729.87
                                      8572.69                            8617.07
                                      8428.38                            8588.87
                                      8501.45                            8572.76
                                      8845.49                            8685.56
                                      8804.99                            8717.79
                                      8611.05                            8576.79
                                      8521.54                            8584.84
                                      8651.85                            8560.67
                                      8721.57                            8617.07
                                      8700.26                            8661.39
                                      8762.67                            8794.33
                                      8899.98                            8681.53
                                      8731.62                            8770.16
                                      8822.96                            8641.24
                                      8794.03                            8705.7
                                      8845.49                            8701.67
                                      8849.14                            8733.9
                                      8994.06                            8870.87
                                      9091.19                            8878.93
                                      8915.82                            8886.99
                                      8921.6                             8818.5
                                      8905.77                            8754.04
                                      8808.04                            8770.16
                                      8662.2                             8681.53
                                      8525.5                             8697.64
                                      8512.41                            8778.21
                                      8454.25                            8842.67
                                      8387.27                            8874.9
                                      8347.39                            8826.56
                                      8347.69                            8741.96
                                      8269.75                            8834.61
                                      8373.27                            8854.76
                                      8369.31                            8717.79
                                      8150.4                             8584.84
                                      7907.75                            8375.36
                                      7752.47                            8286.73
                                      7647.74                            8226.3
                                      7672.4                             8266.59
                                      7708.33                            8266.59
                                      7704.06                            8250.47
                                      7339.93                            8153.79
                                      7137.46                            8149.76
                                      7155.12                            8008.76
                                      6845.49                            7944.3
                                      6810.17                            7908.05
                                      6943.52                            7948.33
                                      7052.21                            7827.48
                                      6976.71                            7738.85
                                      6933.48                            7698.56
                                      6676.51                            7626.05
                                      6710.61                            7509.22
                                      6631.76                            7468.94
                                      6590.04                            7384.34
                                      6647.59                            7400.45
                                      6471.61                            7307.79
                                      6681.99                            7307.79
                                      6717                               7279.59
                                      6534.02                            7239.31
                                      6560.21                            7138.59
                                      6434.46                            7263.48
                                      6396.71                            7452.82
                                      6754.45                            7440.74
                                      6855.23                            7489.08
                                      7038.51                            7565.62
                                      6975.8                             7589.79
                                      7073.83                            7372.25
                                      6614.4                             7344.05
                                      6733.44                            7340.02
                                      6649.41                            7448.79
                                      6527.63                            7557.56
                                      6594.31                            7654.25
                                      6621.71                            7626.05
                                      6547.42                            7533.39
                                      6643.63                            7646.19
                                      6997.11                            7686.48
                                      7214.49                            7545.48
                                      7212.97                            7690.51
                                      7562.79                            7722.73
                                      7711.07                            7702.59
                                      7481.5                             7601.88
                                      7268.69                            7609.93
                                      7406.61                            7565.62
                                      7429.14                            7448.79
                                      7377.07                            7283.62
                                      7149.64                            7307.79
                                      7068.05                            7340.02
                                      7186.48                            7384.34
                                      7243.72                            7307.79
                                      7236.11                            7267.51
                                      7133.2                             7331.96
                                      7155.43                            7529.36
                                      7346.02                            7525.34
                                      7299.13                            7476.99
                                      7289.69                            7541.45
                                      7479.98                            7323.91
                                      7497.64                            7356.14
                                      7202.62                            7521.31
                                      6980.06                            7331.96
                                      7345.71                            7440.74
                                      7313.14                            7364.19
                                      7570.1                             7464.91
                                      7540.57                            7279.59
                                      7649.57                            7227.22
                                      7507.69                            6925.08
                                      7241.28                            7086.22
                                      7038.21                            7372.25
                                      7110.67                            7211.11
                                      7688.23                            7070.11
                                      7553.05                            7070.11
                                      7092.71                            7186.94
                                      7022.68                            7053.99
                                      7111.58                            6643.08
                                      6912.47                            6675.31
                                      6594.61                            6651.14
                                      6513.02                            6401.37
                                      6511.19                            6304.68
                                      6476.18                            5909.89
                                      6729.49                            5664.14
                                      6116.61                            5406.32
                                      6128.18                            5192.8
                                      5656.57                            5023.6
                                      5617.29                            5353.95
                                      5170.65                            5446.6
                                      5760.69                            4975.26
                                      5880.96                            4826.21
                                      5434.92                            4874.55
                                      5130.16                            4987.35
                                      5452.58                            4894.69
                                      5467.8                             4572.41
                                      5497.03                            4499.89
                                      5195.62                            4266.24
                                      5295.78                            4028.55
                                      5087.23                            4314.58
                                      5110.98                            4588.52
                                      5293.65                            4769.81
                                      5479.98                            4769.81
                                      5513.47                            4798.01
                                      5775.61                            5007.49
                                      5866.34                            4882.61
                                      6327.6                             4608.66
                                      6447.56                            4705.35
                                      5916.58                            4713.41
                                      5991.48                            4564.35
                                      6209.77                            4471.69
                                      5935.15                            4640.89
                                      5893.44                            4528.09
                                      5687.93                            4431.41
                                      5709.85                            4419.32
                                      5540.87                            4213.87
                                      5397.47                            3992.3
                                      4968.49                            4080.92
                                      4673.77                            4290.41
                                      4495.97                            4366.95
                                      5047.95                            4415.29
                                      5155.12                            4467.66
                                      5109.15                            4157.47
                                      5366.42                            4217.89
                                      5311.62                            4302.49
                                      4875.32                            4294.44
                                      5013.24                            4298.47
                                      5073.53                            4576.44
                                      5064.39                            4560.32
                                      4789.77                            4745.63
                                      5131.37                            4620.75
                                      5267.47                            4616.72
                                      5233.37                            4657.01
                                      5001.67                            4798.01
                                      4875.63                            4898.72
                                      4945.35                            4866.49
                                      4961.79                            4818.15
                                      4956.31                            4765.78
                                      5143.25                            4717.43
                                      4920.08                            4520.04
                                      4855.23                            4540.18
                                      4916.73                            4568.38
                                      4902.72                            4713.41
                                      5003.5                             4930.1
                                      5049.78                            5034.28
                                      4954.18                            5000.94
                                      5215.71                            5138.47
                                      5270.82                            5059.29
                                      5172.48                            5025.95
                                      5219.67                            4900.92
                                      4908.51                            4763.4
                                      4826.31                            4688.38
                                      4763.28                            4517.52
                                      4437.51                            4513.35
                                      4247.83                            4605.03
                                      4150.71                            4263.3
                                      4313.29                            4329.98
                                      4123.61                            4309.15
                                      4025.57                            4317.48
                                      3981.73                            4388.33
                                      4055.11                            4434.17
                                      3908.05                            4571.69
                                      4156.19                            4413.33
                                      4100.78                            4292.48
                                      4277.06                            4175.79
                                      4106.56                            4209.13
                                      3998.78                            4188.29
                                      3884.31                            4154.95
                                      4023.75                            4288.31
                                      4165.02                            4346.65
                                      3975.95                            4192.46
                                      4149.19                            4150.78
                                      4129.7                             4125.78
                                      3946.72                            4117.44
                                      3823.11                            3934.07
                                      3728.12                            3859.06
                                      3788.1                             3800.72
                                      3770.13                            3721.53
                                      3572.54                            3575.67
                                      3463.54                            3613.18
                                      3477.85                            3563.17
                                      3304.61                            3567.34
                                      3245.85                            3563.17
                                      3174                               3300.62
                                      3053.74                            3229.78
                                      3079.62                            3317.29
                                      2974.88                            3204.77
                                      2860.1                             3179.77
                                      2707.57                            3117.25
                                      2857.06                            3308.96
                                      2766.94                            3379.8
                                      2698.13                            3492.32
                                      2651.55                            3538.17
                                      2860.71                            3542.33
                                      2927.69                            3629.85
                                      3021.46                            3746.54
                                      3020.25                            3825.72
                                      3078.7                             3713.2
                                      2979.45                            3963.25
                                      2950.22                            3967.41
                                      3105.8                             3992.42
                                      2975.8                             4075.77
                                      3026.64                            3996.59
                                      2976.4                             3829.89
                                      2764.2                             3875.73
                                      2800.73                            3938.24
                                      3003.81                            4167.45
                                      3129.85                            4254.97
                                      3203.53                            4250.8
                                      3210.84                            4142.45
                                      3165.47                            4146.61
                                      3247.98                            4367.49
                                      3357.28                            4421.67
                                      3316.18                            4521.69
                                      3482.11                            4596.7
                                      3428.53                            4584.2
                                      3206.58                            4396.66
                                      3217.84                            4475.84
                                      3489.72                            4563.36
                                      3623.38                            4713.39
                                      3954.64                            4959.27
                                      3947.02                            4925.93
                                      3890.7                             4921.76
                                      4122.39                            5021.78
                                      4084.94                            5117.63
                                      4439.64                            5192.65
                                      4411.02                            5463.53
                                      4521.85                            5517.71
                                      4512.1                             5705.24
                                      4690.82                            5551.05
                                      4614.71                            5838.6
                                      4436.6                             5817.76
                                      4155.58                            5771.92
                                      4094.69                            5451.03
                                      4235.96                            5484.37
                                      4232.61                            5517.71
                                      4350.13                            5663.57
                                      4465.22                            5821.93
                                      4439.64                            5809.43
                                      4332.78                            5763.59
                                      4337.34                            5809.43
                                      4277.06                            5930.28
                                      4258.49                            5917.78
                                      4263.05                            5976.13
5/31/09                               4307.2                             6055.31

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Dow Jones World Forestry & Paper Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The Dow Jones World Forestry & Paper Index is a float-adjusted capitalization-weighted index that provides a broad measure of the world forestry and paper markets. It is not possible to invest directly in the Dow Jones World Forestry & Paper Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

                                               Annual Report | May 31, 2009 | 19

Claymore Exchange-Traded Fund Trust 2 | FUND SUMMARY & PERFORMANCE (unaudited) continued

FRN | Claymore/BNY Mellon Frontier Markets ETF

FUND STATISTICS
--------------------------------------------------------------------------------
Share Price                                                           $   14.48
Net Asset Value                                                       $   14.49
Premium/Discount to NAV                                                   -0.07%
Net Assets ($000)                                                     $  15,066
--------------------------------------------------------------------------------

TOTAL RETURNS
--------------------------------------------------------------------------------
(INCEPTION 6/12/08)                                              SINCE INCEPTION
--------------------------------------------------------------------------------
CLAYMORE/BNY MELLON FRONTIER MARKETS ETF
   NAV                                                                   -40.03%
   Market                                                                -40.07%
--------------------------------------------------------------------------------
The Bank of New York Mellon New
Frontier DR Index                                                        -39.96%
--------------------------------------------------------------------------------
MSCI Emerging Markets Index                                              -29.86%
--------------------------------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.claymore.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.34 per share for share price returns or initial net asset value (NAV) of $24.34 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund's total annual operating expense ratio was estimated at 0.87%, per the prospectus, gross of any fee waivers or expense reimbursements. The Fund's expense ratio for its initial fiscal year is based on an assumed average asset level of $100 million. If assets are lower than $100 million, the expense ratio will be higher due to the inclusion of offering costs during the first twelve months of operations. If average assets of the Fund exceed $100 million during the Fund's first twelve months, the expense ratio may be lower. In the Financial Highlights section of this Annual Report, the Fund's annualized net operating expense ratio was determined to be 0.95% while the Fund's annualized gross operating expense ratio was determined to be 2.22%. There is a contractual fee waiver currently in place for this Fund through December 31, 2011 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.65% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.65%. Without this expense cap, actual returns would be lower.

                                                                      % OF TOTAL
COUNTRY BREAKDOWN                                                    INVESTMENTS
--------------------------------------------------------------------------------
Chile                                                                      31.6%
Poland                                                                     19.4%
Egypt                                                                      16.0%
Colombia                                                                   10.5%
Kazakhstan                                                                  6.0%
Peru                                                                        5.2%
Lebanon                                                                     3.0%
Czech Republic                                                              2.8%
Nigeria                                                                     2.5%
Oman                                                                        1.7%
Bahrain                                                                     0.9%
Jersey                                                                      0.4%
--------------------------------------------------------------------------------

                                                                      % OF TOTAL
CURRENCY DENOMINATION                                                INVESTMENTS
--------------------------------------------------------------------------------
United States Dollar                                                      100.0%
--------------------------------------------------------------------------------

PORTFOLIO BREAKDOWN                                              % OF NET ASSETS
--------------------------------------------------------------------------------
Financials                                                                 28.7%
Energy                                                                     17.5%
Materials                                                                  14.6%
Utilities                                                                  14.5%
Telecommunication Services                                                 11.8%
Industrials                                                                 7.3%
Consumer Staples                                                            4.0%
--------------------------------------------------------------------------------
Total Investments                                                          98.4%
Other Assets in excess of Liabilities                                       1.6%
--------------------------------------------------------------------------------
NET ASSETS                                                                100.0%
--------------------------------------------------------------------------------

                                                                      % OF TOTAL
TOP TEN HOLDINGS                                                     INVESTMENTS
--------------------------------------------------------------------------------
Empresa Nacional de Electricidad SA - ADR                                   7.7%
Ecopetrol SA - ADR                                                          7.2%
Enersis SA - ADR                                                            7.0%
KazMunaiGas Exploration Production - GDR                                    6.0%
Telekomunikacja Polska SA - GDR                                             5.8%
Cia de Minas Buenaventura SA - ADR                                          5.2%
Sociedad Quimica y Minera de Chile SA - Preference Shares - ADR             5.1%
Bank Pekao SA - GDR                                                         4.8%
Polski Koncern Naftowy Orlen - GDR                                          4.6%
Orascom Construction Industries - GDR                                       4.5%
--------------------------------------------------------------------------------

Portfolio breakdown is shown as a percentage of net assets. Country breakdown, currency denomination and holdings are shown as a percentage of total investments. All are subject to change daily. For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

PERFORMANCE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                  [LINE CHART]

                            MSCI Emerging Markets                   Claymore/BNY
                                            Index    Mellon Frontier Markets ETF
--------------------------------------------------------------------------------
6/12/08                     $             10000             $            10000
                                          9901.25                        10193.1
                                          10016.9                        10156.1
                                          10114.4                        10250.6
                                          10070.3                        10135.6
                                          9965.64                        10115
                                          9822.1                         10041.1
                                          9727.26                        9926.05
                                          9655.44                        9880.85
                                          9786.57                        9794.58
                                          9729.46                        9811.01
                                          9598.12                        9852.1
                                          9620.01                        9811.01
                                          9457.8                         9695.97
                                          9358.86                        9728.84
                                          9150.22                        9560.39
                                          9194.67                        9519.31
                                          9058.1                         9515.2
                                          9185.63                        9654.89
                                          9183.13                        9687.76
                                          9240.77                        9663.11
                                          9243.06                        9732.95
                                          9006.79                        9593.26
                                          9012.27                        9580.94
                                          9151.26                        9659
                                          9070.23                        9642.56
                                          9242.5                         9778.14
                                          9193.06                        9753.49
                                          9320.34                        9737.06
                                          9260.36                        9659
                                          9098.89                        9716.52
                                          9098                           9605.59
                                          9022.55                        9650.78
                                          9228.59                        9806.9
                                          9257.15                        9757.6
                                          9150.45                        9609.7
                                          8960.37                        9511.09
                                          8882.13                        9502.88
                                          8996.19                        9457.68
                                          8960.42                        9400.16
                                          8800.99                        9170.09
                                          8806.87                        9013.97
                                          8736.19                        8993.43
                                          8661.04                        8927.69
                                          8752.35                        8964.67
                                          8646                           8948.23
                                          8544.98                        8915.37
                                          8392.79                        8792.11
                                          8558.81                        8771.57
                                          8521.68                        8820.87
                                          8513.72                        8870.17
                                          8462.19                        8796.22
                                          8358.33                        8681.18
                                          8494.36                        8738.7
                                          8523.24                        8833.2
                                          8517.73                        8878.39
                                          8272.33                        8705.83
                                          8124.79                        8603.12
                                          7958.8                         8447
                                          7784.36                        8212.82
                                          8042.16                        8311.42
                                          7741.57                        8151.19
                                          7656.83                        8085.46
                                          7486.74                        7851.27
                                          7629.51                        8069.02
                                          7365.36                        7732.13
                                          7003.12                        7559.57
                                          6863.46                        7489.73
                                          6854.12                        7452.75
                                          7548.87                        8032.05
                                          7628.87                        8052.59
                                          7413.34                        7875.92
                                          7422.19                        7740.35
                                          7484.79                        7855.38
                                          7354.82                        7822.51
                                          6920.72                        7403.45
                                          7027.1                         7465.08
                                          7020.46                        7510.27
                                          6782.48                        7333.61
                                          6623.84                        7169.27
                                          5995.65                        6672.14
                                          5888.13                        6437.96
                                          5412.68                        6129.83
                                          5529.37                        6129.83
                                          5288.42                        5698.44
                                          5679.94                        6183.24
                                          6020.52                        6446.18
                                          5569.93                        6150.37
                                          5152.02                        5977.81
                                          5079.49                        5805.26
                                          5282.71                        5953.16
                                          5189.77                        5657.35
                                          4782.76                        5213.64
                                          4600.53                        5188.99
                                          4240.04                        4798.69
                                          4064.31                        4716.52
                                          4337.97                        4987.67
                                          4540.52                        5291.7
                                          5021.75                        5460.15
                                          5103.95                        5571.08
                                          5227.82                        5677.9
                                          5396.13                        5912.08
                                          5369.62                        5821.69
                                          4990.82                        5480.69
                                          5054.39                        5649.14
                                          5217.76                        5632.7
                                          4972.71                        5480.69
                                          4774.58                        5230.07
                                          4690.98                        5246.51
                                          4746.42                        5234.18
                                          4655.6                         5061.63
                                          4480.07                        4897.29
                                          4382.66                        4728.84
                                          4156.63                        4445.36
                                          4186.5                         4535.74
                                          4347.55                        4712.41
                                          4481.21                        4913.72
                                          4596.73                        4913.72
                                          4719.73                        4905.51
                                          4598.28                        4667.21
                                          4489.48                        4753.49
                                          4508.78                        4691.87
                                          4494.38                        4650.78
                                          4456.35                        4650.78
                                          4812.23                        4831.55
                                          4816.63                        4778.14
                                          5039.86                        4839.77
                                          5097.65                        4897.29
                                          4944.01                        4889.07
                                          5042.53                        4991.78
                                          5125.14                        4942.48
                                          5253.29                        5061.63
                                          5290.74                        5020.54
                                          5216.92                        4995.89
                                          5085.05                        4963.02
                                          4982.08                        4930.16
                                          4963.03                        4934.26
                                          4944.18                        4934.26
                                          5001.54                        5016.43
                                          5076.4                         4963.02
                                          5087.84                        5007.78
                                          5213.19                        5053.31
                                          5375.06                        5177.47
                                          5450.95                        5218.85
                                          5341.61                        5074
                                          5190.76                        5074
                                          5127.89                        5036.75
                                          4966.73                        4978.81
                                          4945.93                        4908.45
                                          4873.72                        4722.21
                                          4728.31                        4697.38
                                          4829.72                        4838.1
                                          4647.47                        4556.67
                                          4626.18                        4577.36
                                          4619.46                        4502.87
                                          4557.1                         4465.62
                                          4634.26                        4552.53
                                          4661.73                        4581.5
                                          4789.7                         4664.27
                                          4782.71                        4589.78
                                          4759.26                        4614.61
                                          4648.51                        4403.54
                                          4722.38                        4432.51
                                          4817.86                        4428.37
                                          4823.27                        4444.92
                                          5011.67                        4556.67
                                          5077.31                        4577.36
                                          5046.51                        4560.81
                                          4976.05                        4552.53
                                          4878.88                        4540.11
                                          4983.39                        4535.98
                                          4683.25                        4304.21
                                          4642.43                        4291.79
                                          4688.11                        4478.03
                                          4518.51                        4291.79
                                          4587.24                        4229.71
                                          4520.69                        4312.49
                                          4544.95                        4200.74
                                          4549.34                        4295.93
                                          4490.79                        4254.55
                                          4273.44                        4138.66
                                          4283.44                        4084.86
                                          4439.19                        4188.33
                                          4392                           4122.11
                                          4393.83                        4146.94
                                          4367.84                        4113.83
                                          4525.36                        4262.82
                                          4613.73                        4320.76
                                          4645.13                        4403.54
                                          4753.63                        4461.48
                                          4859.12                        4473.9
                                          4879.67                        4490.45
                                          4897.31                        4560.81
                                          5019.97                        4680.83
                                          4980.1                         4639.44
                                          5217.47                        4800.85
                                          5237.55                        4771.88
                                          5291.04                        4829.82
                                          5401.94                        4838.1
                                          5326.22                        4759.46
                                          5059.21                        4573.22
                                          5136.16                        4589.78
                                          5234.12                        4680.83
                                          5525.59                        4854.65
                                          5562.89                        4887.76
                                          5616.25                        4978.81
                                          5552.02                        4879.48
                                          5500.98                        4991.23
                                          5705.59                        5111.25
                                          5778.24                        5127.8
                                          5823.31                        5140.22
                                          5809.12                        5136.08
                                          5853.25                        5165.05
                                          5808.93                        5123.67
                                          5720.51                        4987.09
                                          5664.55                        4974.67
                                          5682.88                        5028.48
                                          5779.36                        5057.45
                                          5852.73                        5136.08
                                          5724.24                        5016.06
                                          5636.49                        4966.4
                                          5834.08                        5169.19
                                          5990.85                        5222.99
                                          5991.79                        5305.77
                                          6337.86                        5384.4
                                          6368.59                        5508.56
                                          6440.51                        5537.53
                                          6468.62                        5624.44
                                          6561.88                        5686.52
                                          6548.32                        5698.94
                                          6527.67                        5777.57
                                          6425.83                        5657.55
                                          6331.76                        5674.11
                                          6409.36                        5669.97
                                          6596.69                        5789.99
                                          6756.04                        5951.4
                                          6849.18                        5988.65
                                          6712.46                        5872.76
                                          6762.24                        5926.57
                                          6708.95                        5963.81
                                          6842.36                        5926.57
                                          6911.14                        5951.4
                                          7014.5                         5996.92
5/31/09                                   7014.5                         5996.92

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the MSCI Emerging Markets Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. It is not possible to invest directly in the MSCI Emerging Market Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

20 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust 2 | FUND SUMMARY & PERFORMANCE (unaudited) continued

SEA | Claymore/Delta Global Shipping Index ETF

FUND STATISTICS
--------------------------------------------------------------------------------
Share Price                                                          $    13.70
Net Asset Value                                                      $    13.04
Premium/Discount to NAV                                                    5.06%
Net Assets ($000)                                                    $   77,173
--------------------------------------------------------------------------------
TOTAL RETURNS
--------------------------------------------------------------------------------
(INCEPTION 8/25/08)

                                                                 SINCE INCEPTION
--------------------------------------------------------------------------------
CLAYMORE/DELTA GLOBAL SHIPPING INDEX ETF
   NAV                                                                   -45.89%
   Market                                                                -43.17%
--------------------------------------------------------------------------------
Delta Global Shipping Index                                              -44.95%
--------------------------------------------------------------------------------
MSCI World Index                                                         -25.03%
--------------------------------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.claymore.com.The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.12 per share for share price returns or initial net asset value (NAV) of $25.12 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund's total annual operating expense ratio was 1.06%, per the most recent prospectus, gross of any fee waivers or expense reimbursements. The Fund's expense ratio for its initial fiscal year is based on an assumed average asset level of $50 million. If assets are lower than $50 million, the expense ratio will be higher due to the inclusion of offering costs during the first twelve months of operations. If average assets of the Fund exceed $50 million during the Fund's first twelve months, the expense ratio may be lower. In the Financial Highlights section of this Annual Report, the Fund's net operating expense ratio was determined to be 0.95% while the Fund's gross operating expense ratio was determined to be 1.78%.There is a contractual fee waiver currently in place for this Fund through December 31,2011 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.65% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.65%.Without this expense cap, actual returns would be lower.

PORTFOLIO BREAKDOWN                                              % OF NET ASSETS
--------------------------------------------------------------------------------
Industrials                                                                64.0%
Energy                                                                     35.8%
--------------------------------------------------------------------------------
Total Common Stock and Master Limited Partnerships                         99.8%
Other Assets in excess of Liabilities                                       0.2%
--------------------------------------------------------------------------------
Net Assets                                                                100.0%
--------------------------------------------------------------------------------

                                                                      % OF TOTAL
COUNTRY BREAKDOWN                                                    INVESTMENTS
--------------------------------------------------------------------------------
Bermuda                                                                    18.0%
United States                                                              15.8%
Marshall Islands                                                           15.7%
China                                                                      12.1%
Japan                                                                      11.8%
Singapore                                                                   8.6%
Belgium                                                                     7.9%
Denmark                                                                     5.9%
Liberia                                                                     4.2%
--------------------------------------------------------------------------------

                                                                      % OF TOTAL
CURRENCY DENOMINATION                                                INVESTMENTS
--------------------------------------------------------------------------------
United States Dollar                                                       53.8%
Hong Kong Dollar                                                           12.1%
Japanese Yen                                                               11.8%
Singapore Dollar                                                            8.6%
Euro                                                                        7.8%
Danish Krone                                                                5.9%
--------------------------------------------------------------------------------

                                                                      % OF TOTAL
TOP TEN HOLDINGS                                                     INVESTMENTS
--------------------------------------------------------------------------------
Navios Maritime Holdings, Inc.                                              6.3%
Ship Finance International Ltd.                                             5.0%
Neptune Orient Lines Ltd.                                                   4.4%
Cosco Corp. Singapore Ltd.                                                  4.2%
Excel Maritime Carriers Ltd.                                                4.2%
Compagnie Maritime Belge SA                                                 4.1%
Golar LNG Ltd.                                                              3.9%
Tsakos Energy Navigation Ltd.                                               3.8%
Euronav NV                                                                  3.7%
Kawasaki Kisen Kaisha Ltd.                                                  3.7%
--------------------------------------------------------------------------------

Portfolio breakdown is shown as a percentage of net assets. Country breakdown, currency denomination and holdings are shown as a percentage of total investments. All are subject to change daily. For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

                                               Annual Report | May 31, 2009 | 21

Claymore Exchange-Traded Fund Trust 2 | FUND SUMMARY & PERFORMANCE (unaudited) continued

SEA | Claymore/Delta Global Shipping Index ETF (continued)

PERFORMANCE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

                                                                  Claymore/Delta
                                                                 Global Shipping
                                     MSCI World Index                  Index ETF
--------------------------------------------------------------------------------
8/25/08                              $        9904.67            $       10000
                                              9876.39                    9964.17
                                              9951.99                    10159.2
                                              10068.8                    10191.1
                                              10052.2                    10258.8
                                              9966.58                    10258.8
                                              9913.21                    9892.52
                                              9827.63                    9593.95
                                              9565.45                    9287.42
                                              9457.34                    9072.45
                                              9680.89                    9052.55
                                              9424.83                    8443.47
                                              9410.39                    8714.17
                                              9381.96                    8797.77
                                              9534                       8964.97
                                              9192.13                    8443.47
                                              9087.5                     8479.3
                                              8824.94                    8053.34
                                              8994.13                    8121.02
                                              9547.53                    8789.81
                                              9414.85                    8602.71
                                              9285.95                    8073.25
                                              9249.89                    7969.75
                                              9379.17                    7898.09
                                              9291.17                    7496.02
                                              8655.9                     6715.76
                                              8795.83                    6970.54
                                              8807.93                    6860.46
                                              8491.62                    6414.87
                                              8453.36                    6374.73
                                              7934.59                    5732.44
                                              7698.49                    5347.06
                                              7398.88                    5066.06
                                              7108.58                    4656.6
                                              6759.45                    4512.09
                                              7388.98                    5278.82
                                              7603.23                    5419.32
                                              7063.37                    4744.92
                                              6921.69                    4724.85
                                              7003.95                    4724.85
                                              7289.41                    5066.06
                                              7160.82                    5021.9
                                              6693.23                    4612.44
                                              6675.92                    4451.87
                                              6368.98                    4166.86
                                              6095.3                     3885.85
                                              6519.12                    3962.13
                                              6760.51                    4134.74
                                              7008.33                    4500.04
                                              7052.94                    4756.96
                                              7097.24                    4949.65
                                              7427.54                    5146.35
                                              7261.97                    4933.59
                                              6827.19                    4351.51
                                              6931.29                    4516.1
                                              6962.14                    4520.12
                                              6700.26                    4279.26
                                              6434.82                    3897.9
                                              6585.19                    4219.04
                                              6496.06                    3982.2
                                              6346.67                    3958.11
                                              6343.05                    3853.74
                                              6064.53                    3464.35
                                              5700.82                    2986.65
                                              5861.39                    2994.68
                                              6247.86                    3259.62
                                              6358.77                    3404.14
                                              6466.2                     3657.04
                                              6533.41                    3657.04
                                              6589.58                    3821.63
                                              6154.35                    3388.08
                                              6251.04                    3468.37
                                              6345.09                    3476.39
                                              6238.57                    3400.12
                                              6259.43                    3456.32
                                              6617.02                    3749.37
                                              6569.17                    4018.33
                                              6674.55                    4343.49
                                              6636.91                    4118.68
                                              6570.98                    4194.96
                                              6623.15                    4255.17
                                              6807.23                    4427.79
                                              6897.8                     4720.83
                                              6844.35                    4483.99
                                              6751.14                    4343.49
                                              6639.32                    4074.53
                                              6597.29                    4002.27
                                              6593.74                    3853.74
                                              6600.84                    3853.74
                                              6628.74                    3909.94
                                              6688.31                    3893.88
                                              6798.31                    3982.2
                                              6828.4                     4245.14
                                              6829.76                    4245.14
                                              7018.16                    4530.07
                                              7034.04                    4678.73
                                              7073.35                    4881.08
                                              6992.91                    4691.12
                                              6966.83                    4707.64
                                              6851.91                    4699.38
                                              6697.01                    4430.96
                                              6606.06                    4435.09
                                              6414.49                    4294.69
                                              6336.39                    4199.71
                                              6433.24                    4236.88
                                              6386.89                    4236.88
                                              6119.65                    3923.03
                                              6223.9                     4108.86
                                              6169.47                    4013.88
                                              6127.66                    4009.75
                                              6248.77                    4158.42
                                              6336.7                     4216.23
                                              6517.76                    4397.93
                                              6376.46                    4302.95
                                              6244.99                    4179.06
                                              6164.85                    4079.95
                                              6274.32                    4220.36
                                              6317.72                    4472.26
                                              6352.12                    4575.5
                                              6496.59                    4703.51
                                              6546.71                    4794.36
                                              6337.6                     4583.75
                                              6320.82                    4455.74
                                              6259.36                    4381.41
                                              6268.35                    4335.98
                                              6220.87                    4335.98
                                              5959.37                    3972.59
                                              5920.36                    3918.9
                                              5919.23                    3869.35
                                              5781.26                    3679.39
                                              5686                       3555.51
                                              5748.82                    3667
                                              5726.14                    3609.19
                                              5726.75                    3563.77
                                              5633.53                    3530.73
                                              5356.46                    3163.2
                                              5300.59                    3084.74
                                              5436.44                    3373.81
                                              5282.82                    3192.11
                                              5263.77                    3163.2
                                              5200.95                    3159.07
                                              5468.12                    3303.61
                                              5519.45                    3274.7
                                              5622.27                    3361.42
                                              5709.66                    3369.68
                                              5783.22                    3435.75
                                              5876.29                    3481.18
                                              5948.33                    3547.25
                                              6060.6                     3683.52
                                              5966.63                    3472.92
                                              6268.96                    3712.43
                                              6230.63                    3704.17
                                              6274.25                    3704.17
                                              6375.78                    3828.05
                                              6252.93                    3753.72
                                              6002.77                    3472.92
                                              6097.57                    3481.59
                                              6194.19                    3560.43
                                              6469.75                    3784.52
                                              6489.41                    3904.86
                                              6453.65                    3950.5
                                              6340.55                    3759.62
                                              6353.25                    3755.47
                                              6554.8                     3929.76
                                              6562.82                    3929.76
                                              6598.42                    4050.1
                                              6573.63                    4195.34
                                              6583                       4228.53
                                              6670.93                    4315.68
                                              6703.66                    4469.21
                                              6475.42                    4236.83
                                              6517.91                    4340.57
                                              6529.17                    4319.83
                                              6587.84                    4307.38
                                              6722.03                    4369.62
                                              6666.39                    4166.29
                                              6587.08                    4021.05
                                              6748.64                    4216.08
                                              6817.36                    4357.17
                                              6839.21                    4527.31
                                              7058.15                    4892.48
                                              7069.79                    4855.14
                                              7164.52                    5062.62
                                              7164.14                    4979.63
                                              7309.6                     5124.87
                                              7241.26                    4896.63
                                              7227.8                     4846.84
                                              7068.89                    4610.3
                                              7065.79                    4610.3
                                              7075.46                    4655.95
                                              7206.78                    4755.54
                                              7306.05                    4946.43
                                              7359.8                     5041.87
                                              7235.13                    4875.88
                                              7266.73                    4871.73
                                              7277.92                    4871.73
                                              7375.9                     4921.53
                                              7352.39                    5008.67
                                              7380.82                    5104.12
5/31/09                                       7496.64                    5411.19

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the MSCI World Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance of the 23 developed market country indices of Europe, Australasia, the Far East, the United States and Canada. It is not possible to invest directly in the MSCI World Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

22 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust 2 | FUND SUMMARY & PERFORMANCE (unaudited) continued

ROB | Claymore/Robb Report Global Luxury Index ETF

FUND STATISTICS
--------------------------------------------------------------------------------
Share Price                                                            $  12.96
Net Asset Value                                                        $  13.09
Premium/Discount to NAV                                                   -0.99%
Net Assets ($000)                                                      $  4,189
--------------------------------------------------------------------------------
TOTAL RETURNS
--------------------------------------------------------------------------------

                                                                 SINCE INCEPTION
(INCEPTION 07/30/07)                                  ONE YEAR        ANNUALIZED
--------------------------------------------------------------------------------
CLAYMORE/ROBB REPORT GLOBAL
LUXURY INDEX ETF
   NAV                                                 -39.58%           -26.73%
   Market                                              -40.41%           -27.14%
--------------------------------------------------------------------------------
Robb Report Global Luxury Index                        -38.35%           -24.53%
MSCI World Index                                       -34.76%           -20.15%
--------------------------------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.claymore.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $23.80 per share for share price returns or initial net asset value (NAV) of $23.80 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund's total annual operating expense ratio was 3.81%, per the most recent prospectus, gross of any fee waivers or expense reimbursements. In the Financial Highlights section of this Annual Report, the Fund's annualized net operating expense ratio was determined to be 0.75% while the Fund's annualized gross operating expense ratio was determined to be 4.75%.There is a contractual fee waiver currently in place for this Fund through December 31, 2011 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.70% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.70%.Without this expense cap, actual returns would be lower.

                                                                      % OF TOTAL
COUNTRY BREAKDOWN                                                    INVESTMENTS
--------------------------------------------------------------------------------
France                                                                     27.5%
United States                                                              23.4%
Switzerland                                                                13.5%
Germany                                                                    13.5%
Italy                                                                       6.8%
Japan                                                                       5.8%
Bermuda                                                                     5.1%
Brazil                                                                      2.5%
United Kingdom                                                              1.9%
--------------------------------------------------------------------------------

                                                                      % OF TOTAL
CURRENCY DENOMINATION                                                INVESTMENTS
--------------------------------------------------------------------------------
Euro                                                                       47.8%
United States Dollar                                                       27.6%
Swiss Franc                                                                13.5%
Japanese Yen                                                                5.8%
All other currencies                                                        5.3%
--------------------------------------------------------------------------------

PORTFOLIO BREAKDOWN                                              % OF NET ASSETS
--------------------------------------------------------------------------------
Consumer Discretionary                                                     72.2%
Financials                                                                  9.7%
Consumer Staples                                                            9.7%
Industrials                                                                 8.2%
--------------------------------------------------------------------------------
Total Investments                                                          99.8%
Other Assets in excess of Liabilities                                       0.2%
--------------------------------------------------------------------------------
NET ASSETS                                                                100.0%
--------------------------------------------------------------------------------

                                                                      % OF TOTAL
TOP TEN HOLDINGS                                                     INVESTMENTS
--------------------------------------------------------------------------------
Northern Trust Corp.                                                        4.7%
Christian Dior SA                                                           4.6%
PPR                                                                         4.6%
Coach, Inc,                                                                 4.6%
Swatch Group AG                                                             4.6%
Compagnie Financiere Richemont SA                                           4.6%
Daimler AG                                                                  4.5%
Bayerische Motoren Werke AG                                                 4.5%
LVMH Moet Hennessy Louis Vuitton SA                                         4.5%
Porsche Automobil Holding SE                                                4.4%
--------------------------------------------------------------------------------

Portfolio breakdown is shown as a percentage of net assets. Country breakdown, currency denomination and holdings are shown as a percentage of total investments. All are subject to change daily. For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

                                               Annual Report | May 31, 2009 | 23

Claymore Exchange-Traded Fund Trust 2 | FUND SUMMARY & PERFORMANCE (unaudited) continued

ROB | Claymore/Robb Report Global Luxury Index ETF (continued)

PERFORMANCE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                  [LINE CHART]

                                 Claymore/Robb Report
                              Global Luxury Index ETF          MSCI World Index
--------------------------------------------------------------------------------
7/30/07                       $               10000            $        10000
                                              10151.3                   10084.7
                                              10079.8                   9997.87
                                              10075.6                   10054
                                              9962.18                   9922.01
                                              9987.39                   9974.23
                                              10105                     10033.2
                                              10323.5                   10213
                                              10088.2                   10000.3
                                              9899.16                   9832.56
                                              9920.17                   9889.37
                                              9743.7                    9747.78
                                              9609.24                   9595.53
                                              9352.94                   9421.9
                                              9537.81                   9567.62
                                              9546.22                   9654.47
                                              9584.03                   9686.97
                                              9722.69                   9818.04
                                              9747.9                    9882.58
                                              9861.34                   9959.97
                                              9836.13                   9953.71
                                              9638.65                   9785.48
                                              9710.08                   9877.99
                                              9768.91                   9910.69
                                              9945.38                   10056.7
                                              10046.2                   10126.7
                                              9974.79                   10025
                                              10033.6                   10075.9
                                              9848.74                   9951.18
                                              9756.3                    9888.24
                                              9911.76                   10025.7
                                              9949.58                   10052.9
                                              10063                     10118.3
                                              10046.2                   10110.4
                                              9953.78                   10030.6
                                              10155.5                   10187.1
                                              10437                     10397.8
                                              10395                     10406.4
                                              10424.4                   10437.3
                                              10483.2                   10436.6
                                              10437                     10425.1
                                              10504.2                   10476.1
                                              10626                     10581.4
                                              10663.9                   10596.6
                                              10857.1                   10699
                                              10911.8                   10730
                                              10874                     10709.7
                                              10852.9                   10704.8
                                              10974.8                   10811.7
                                              10958                     10766
                                              11021                     10846.2
                                              11079.8                   10874.2
                                              11100.8                   10919.3
                                              11075.6                   10908.3
                                              11008.4                   10860.1
                                              10907.6                   10747.1
                                              10987.4                   10783
                                              10974.8                   10797.2
                                              10831.9                   10618.6
                                              10710.1                   10518.9
                                              10768.9                   10659.4
                                              10701.7                   10624.1
                                              10840.3                   10685.5
                                              10970.6                   10847.2
                                              11105                     10951.7
                                              11046.2                   10895.3
                                              11189.1                   11010
                                              10945.4                   10832.9
                                              10789.9                   10781.1
                                              10655.5                   10687.7
                                              10672.3                   10802.8
                                              10529.4                   10680.5
                                              10411.8                   10607.9
                                              10285.7                   10470.7
                                              10214.3                   10301.8
                                              10407.6                   10459.2
                                              10479                     10532.6
                                              10319.3                   10386.6
                                              10214.3                   10346.9
                                              9953.78                   10182.8
                                              10117.7                   10271.5
                                              9890.75                   10072.9
                                              10084                     10212.7
                                              10008.4                   10148.8
                                              10004.2                   10186
                                              10344.5                   10378.3
                                              10348.7                   10454.5
                                              10386.5                   10523.2
                                              10310.9                   10484.6
                                              10205.9                   10424.3
                                              10277.3                   10544.8
                                              10361.3                   10637.2
                                              10432.8                   10675.1
                                              10554.6                   10734.3
                                              10390.8                   10612.4
                                              10365.5                   10624.4
                                              10084                     10471.5
                                              9991.6                    10343.3
                                              9785.71                   10134.7
                                              9798.32                   10163.6
                                              9752.1                    10145.3
                                              9764.7                    10171.4
                                              9932.77                   10328.3
                                              9978.99                   10400.9
                                              10016.8                   10458
                                              10025.2                   10416.9
                                              10075.6                   10442.8
                                              10071.4                   10406.7
                                              10033.5                   10336.1
                                              9835.69                   10319.2
                                              9515.83                   10124.3
                                              9406.4                    10071.9
                                              9393.77                   10025.6
                                              9238.05                   10048.3
                                              9271.72                   10044.3
                                              9103.37                   9956.51
                                              9162.3                    10044.4
                                              8829.81                   9813.78
                                              8754.05                   9625.43
                                              8556.25                   9498.55
                                              8488.91                   9430.55
                                              8371.06                   9071.7
                                              8350.02                   9118.19
                                              8808.77                   9393.92
                                              8762.47                   9414.77
                                              8821.39                   9419.03
                                              8964.49                   9519.93
                                              8880.31                   9457.93
                                              8964.49                   9554.37
                                              9158.09                   9707.75
                                              9111.79                   9710.55
                                              8728.8                    9417.3
                                              8699.34                   9333.38
                                              8556.25                   9275.31
                                              8568.87                   9264.18
                                              8526.79                   9253.13
                                              8808.77                   9407.18
                                              8812.98                   9461.39
                                              8779.31                   9487.37
                                              8686.72                   9448.2
                                              8779.31                   9548.77
                                              8695.13                   9477.51
                                              8770.89                   9516.74
                                              8741.43                   9522.2
                                              8901.36                   9666.92
                                              9048.66                   9768.29
                                              9158.09                   9850.08
                                              9036.04                   9777.35
                                              8855.06                   9581.34
                                              8770.89                   9479.77
                                              8703.55                   9420.5
                                              8796.14                   9502.35
                                              8653.05                   9416.7
                                              8556.25                   9283.9
                                              8455.24                   9142.63
                                              8568.87                   9341.04
                                              8770.89                   9414.3
                                              8648.84                   9371.01
                                              8522.58                   9244.4
                                              8219.55                   9027.61
                                              8560.46                   9315.27
                                              8455.24                   9177.13
                                              8438.4                    9181.73
                                              8493.12                   9281.43
                                              8867.69                   9495.49
                                              8871.9                    9495.96
                                              8876.11                   9478.11
                                              8745.64                   9437.95
                                              8825.6                    9440.81
                                              9086.54                   9627.23
                                              9166.51                   9729.8
                                              9094.96                   9759.9
                                              9116                      9804.19
                                              9128.63                   9854.74
                                              9036.04                   9780.75
                                              8930.82                   9721.07
                                              8863.48                   9747.11
                                              8770.89                   9643.15
                                              8619.38                   9569.29
                                              8653.05                   9608.38
                                              8859.27                   9825.64
                                              8855.06                   9816.25
                                              8981.32                   9915.22
                                              8989.74                   9974.49
                                              8960.28                   9923.01
                                              8989.74                   9933.73
                                              9010.78                   9909.09
                                              9204.38                   9993.74
                                              9233.84                   10021
                                              9195.97                   9960.84
                                              9191.76                   9967.43
                                              9233.84                   10010
                                              9372.73                   10110.7
                                              9355.9                    10111
                                              9385.36                   10161
                                              9339.06                   10072.6
                                              9313.81                   10088.8
                                              9246.47                   10004.2
                                              9360.1                    10085.7
                                              9339.06                   10095.8
                                              9385.36                   10127.7
                                              9524.24                   10228.6
                                              9566.33                   10308.4
                                              9604.21                   10352.6
                                              9431.65                   10264.5
                                              9280.14                   10176.9
                                              9271.72                   10177.2
                                              9174.92                   10066.2
                                              9153.88                   10026.6
                                              9233.84                   10044.1
                                              9259.1                    10082.3
                                              9343.27                   10123.3
                                              9162.3                    10064.6
                                              9107.58                   10008.5
                                              9052.87                   9968.36
                                              9141.25                   10062.2
                                              8993.95                   9931.13
                                              8871.9                    9872.46
                                              8733.01                   9727.33
                                              8598.33                   9628.36
                                              8589.92                   9586.34
                                              8636.21                   9657.27
                                              8674.09                   9715.14
                                              8733.01                   9732.86
                                              8606.75                   9658.53
                                              8589.92                   9608.31
                                              8463.66                   9476.91
                                              8316.35                   9432.02
                                              8223.76                   9404.51
                                              8371.06                   9463.06
                                              8236.39                   9311.14
                                              8122.75                   9262.92
                                              8072.25                   9292.02
                                              7937.57                   9218.89
                                              7891.28                   9107.54
                                              7811.31                   9069.24
                                              7811.31                   9032.21
                                              7701.88                   9028.41
                                              7739.76                   9019.82
                                              7676.63                   9010.1
                                              7478.82                   8999.37
                                              7398.86                   8921.38
                                              7403.07                   8899.2
                                              7314.69                   8769.2
                                              7554.58                   8849.92
                                              7870.23                   8997.11
                                              7941.78                   9003.1
                                              8025.95                   9061.31
                                              8051.2                    9105.4
                                              8164.84                   9165.68
                                              8030.16                   9035.07
                                              8004.91                   8996.04
                                              7882.86                   8908.66
                                              7882.86                   8944.16
                                              8021.74                   9095.28
                                              7979.66                   9050.72
                                              7887.07                   8952.69
                                              7802.89                   8854.05
                                              8025.95                   8974.86
                                              8118.54                   9040.73
                                              8030.16                   8937.23
                                              8173.26                   8952.42
                                              8379.48                   9023.55
                                              8312.14                   8941.63
                                              8034.37                   8845.06
                                              8089.08                   8888.55
                                              8122.75                   8852.18
                                              8068.04                   8796.57
                                              7811.31                   8657.37
                                              7823.94                   8726.04
                                              7773.43                   8752.08
                                              7924.94                   8809.69
                                              7790.27                   8725.71
                                              7823.94                   8700.8
                                              7823.94                   8767.4
                                              8021.74                   8870.3
                                              8068.04                   8855.65
                                              8068.04                   8780.25
                                              8164.84                   8733.23
                                              8118.54                   8657.84
                                              7916.53                   8426.86
                                              7752.39                   8331.62
                                              8000.7                    8528.57
                                              7895.48                   8302.99
                                              7769.22                   8290.26
                                              7685.05                   8265.22
                                              7777.64                   8399.16
                                              7563                      8097.98
                                              7533.54                   8005.81
                                              7222.09                   7774.5
                                              7365.19                   7923.55
                                              7773.43                   8411.08
                                              7579.83                   8294.19
                                              7436.74                   8180.64
                                              7335.73                   8148.87
                                              7403.07                   8262.76
                                              7293.64                   8185.23
                                              6876.98                   7625.58
                                              6847.52                   7748.86
                                              6746.51                   7759.51
                                              6439.28                   7480.85
                                              6325.65                   7447.15
                                              5837.44                   6990.13
                                              5706.97                   6782.13
                                              5454.45                   6518.19
                                              5248.22                   6262.44
                                              5088.29                   5954.87
                                              5576.5                    6509.46
                                              5728.01                   6698.21
                                              5260.85                   6222.61
                                              5121.96                   6097.8
                                              5277.68                   6170.26
                                              5345.02                   6421.75
                                              5361.86                   6308.46
                                              5004.12                   5896.53
                                              4907.32                   5881.28
                                              4642.17                   5610.87
                                              4419.11                   5369.77
                                              4667.43                   5743.14
                                              5016.75                   5955.8
                                              5248.22                   6174.12
                                              5353.44                   6213.42
                                              5340.81                   6252.45
                                              5593.34                   6543.43
                                              5433.41                   6397.57
                                              5037.79                   6014.55
                                              5071.46                   6106.26
                                              5063.04                   6133.43
                                              4781.06                   5902.72
                                              4642.17                   5668.88
                                              4671.63                   5801.35
                                              4536.96                   5722.83
                                              4406.49                   5591.22
                                              4339.15                   5588.03
                                              4111.88                   5342.67
                                              3972.99                   5022.25
                                              3972.99                   5163.71
                                              4389.65                   5504.18
                                              4486.45                   5601.88
                                              4494.87                   5696.52
                                              4494.87                   5755.73
                                              4528.54                   5805.22
                                              4288.64                   5421.79
                                              4360.19                   5506.97
                                              4456.99                   5589.83
                                              4482.24                   5495.98
                                              4444.37                   5514.37
                                              4738.97                   5829.39
                                              4776.85                   5787.23
                                              4856.82                   5880.08
                                              4823.15                   5846.91
                                              4797.9                    5788.83
                                              4831.56                   5834.79
                                              5012.54                   5996.96
                                              5210.35                   6076.75
                                              5214.55                   6029.66
                                              5042                      5947.54
                                              4940.99                   5849.04
                                              4928.36                   5812.01
                                              4814.73                   5808.88
                                              4814.73                   5815.14
                                              4831.56                   5839.72
                                              4873.65                   5892.2
                                              4928.36                   5989.1
                                              5041.17                   6015.61
                                              5041.17                   6016.81
                                              5213.67                   6182.78
                                              5174.86                   6196.77
                                              5192.11                   6231.4
                                              5144.67                   6160.54
                                              5088.61                   6137.56
                                              4920.43                   6036.32
                                              4791.05                   5899.86
                                              4678.93                   5819.74
                                              4463.31                   5650.97
                                              4411.56                   5582.17
                                              4502.12                   5667.48
                                              4502.12                   5626.66
                                              4226.13                   5391.22
                                              4303.76                   5483.06
                                              4230.44                   5435.11
                                              4139.88                   5398.28
                                              4290.82                   5504.98
                                              4303.76                   5582.43
                                              4484.88                   5741.94
                                              4312.38                   5617.47
                                              4191.63                   5501.65
                                              4126.95                   5431.05
                                              4178.7                    5527.49
                                              4195.95                   5565.72
                                              4204.57                   5596.02
                                              4407.25                   5723.3
                                              4476.25                   5767.45
                                              4303.76                   5583.23
                                              4321                      5568.45
                                              4247.69                   5514.3
                                              4277.88                   5522.23
                                              4277.88                   5480.4
                                              4049.32                   5250.02
                                              4001.89                   5215.66
                                              4032.08                   5214.66
                                              3937.2                    5093.11
                                              3825.08                   5009.19
                                              3881.14                   5064.54
                                              3833.71                   5044.56
                                              3855.27                   5045.09
                                              3820.77                   4962.97
                                              3648.27                   4718.87
                                              3600.84                   4669.65
                                              3756.08                   4789.34
                                              3621.7                    4654
                                              3595.82                   4637.22
                                              3548.39                   4581.87
                                              3824.38                   4817.24
                                              3923.56                   4862.47
                                              3979.62                   4953.05
                                              3975.31                   5030.04
                                              4018.44                   5094.84
                                              4040                      5176.83
                                              4143.49                   5240.3
                                              4268.55                   5339.2
                                              4221.12                   5256.42
                                              4380.68                   5522.76
                                              4367.74                   5488.99
                                              4415.17                   5527.42
                                              4436.74                   5616.87
                                              4337.55                   5508.64
                                              4152.12                   5288.25
                                              4255.62                   5371.77
                                              4359.11                   5456.89
                                              4673.92                   5699.65
                                              4755.85                   5716.97
                                              4686.85                   5685.47
                                              4501.42                   5585.83
                                              4579.04                   5597.02
                                              4833.48                   5774.58
                                              4833.48                   5781.64
                                              4885.22                   5813.01
                                              4902.47                   5791.16
                                              4889.54                   5799.42
                                              4993.03                   5876.88
                                              5031.84                   5905.72
                                              4781.73                   5704.65
                                              4876.6                    5742.08
                                              4975.78                   5752
                                              5031.84                   5803.68
                                              5251.78                   5921.9
                                              5156.9                    5872.88
                                              5040.47                   5803.02
                                              5195.72                   5945.35
                                              5260.4                    6005.89
                                              5243.15                   6025.14
                                              5454.46                   6218.01
                                              5497.58                   6228.27
                                              5536.39                   6311.72
                                              5463.08                   6311.39
                                              5596.77                   6439.53
                                              5506.21                   6379.32
                                              5415.65                   6367.47
                                              5187.09                   6227.47
                                              5251.78                   6224.74
                                              5281.96                   6233.27
                                              5428.58                   6348.95
                                              5514.83                   6436.4
                                              5540.71                   6483.76
                                              5424.27                   6373.93
                                              5467.4                    6401.77
                                              5467.4                    6411.63
                                              5596.77                   6497.94
                                              5609.7                    6477.23
                                              5540.71                   6502.27
5/31/09                                       5644.91                   6604.31

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the MSCI World Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The MSCI World Index is a free float-adjusted market capitalization index that measures global developed market equity performance of the developed market country indices of Europe, Australasia, the Far East, the U.S. and Canada. It is not possible to invest directly in the MSCI World Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

24 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust 2 | FUND SUMMARY & PERFORMANCE (unaudited) continued

ENY | Claymore/SWM Canadian Energy Income Index ETF

FUND STATISTICS
--------------------------------------------------------------------------------
Share Price                                                          $    14.38
Net Asset Value                                                      $    14.10
Premium/Discount to NAV                                                    1.99%
Net Assets ($000)                                                    $   37,791
--------------------------------------------------------------------------------
TOTAL RETURNS
--------------------------------------------------------------------------------

                                                                 SINCE INCEPTION
(INCEPTION 7/3/07)                                    ONE YEAR        ANNUALIZED
--------------------------------------------------------------------------------
CLAYMORE/SWM CANADIAN
ENERGY INCOME INDEX ETF
   NAV                                                 -51.89%           -21.88%
   Market                                              -51.18%           -21.10%
--------------------------------------------------------------------------------
Sustainable Canadian
Energy Income Index                                    -50.99%           -20.10%
--------------------------------------------------------------------------------
S&P/TSX Composite Index                                -33.48%           -12.83%
--------------------------------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.claymore.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.05 per share for share price returns or initial net asset value (NAV) of $25.05 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund's total annual operating expense ratio was 1.24%, per the most recent prospectus, gross of any fee waivers or expense reimbursements. In the Financial Highlights section of this Annual Report, the Fund's annualized net operating expense ratio was determined to be 0.71% while the Fund's annualized gross operating expense ratio was determined to be 1.23%.There is a contractual fee waiver currently in place for this Fund through December 31, 2011 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.65% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.65%.Without this expense cap, actual returns would be lower.

PORTFOLIO BREAKDOWN                                              % OF NET ASSETS
--------------------------------------------------------------------------------
Energy                                                                     99.6%
--------------------------------------------------------------------------------
Total Investments                                                          99.6%
Other Assets in excess of Liabilities                                       0.4%
--------------------------------------------------------------------------------
NET ASSETS                                                                100.0%
--------------------------------------------------------------------------------

                                                                      % OF TOTAL
COUNTRY BREAKDOWN                                                    INVESTMENTS
--------------------------------------------------------------------------------
Canada                                                                    100.0%
--------------------------------------------------------------------------------

                                                                      % OF TOTAL
CURRENCY DENOMINATION                                                INVESTMENTS
--------------------------------------------------------------------------------
Canadian Dollar                                                            99.1%
United States Dollar                                                        0.9%
--------------------------------------------------------------------------------

                                                                      % OF TOTAL
TOP TEN HOLDINGS                                                     INVESTMENTS
--------------------------------------------------------------------------------
Enerplus Resources Fund                                                     8.2%
Penn West Energy Trust                                                      8.2%
Baytex Energy Trust                                                         7.5%
ARC Energy Trust                                                            6.8%
Pengrowth Energy Trust                                                      5.0%
Daylight Resources Trust                                                    4.7%
NAL Oil & Gas Trust                                                         4.6%
Freehold Royalty Trust                                                      4.5%
Bonavista Energy Trust                                                      4.5%
Imperial Oil Ltd.                                                           4.3%
--------------------------------------------------------------------------------

Portfolio breakdown is shown as a percentage of net assets. Country breakdown, currency denomination and holdings are shown as a percentage of total investments. All are subject to change daily. For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

PERFORMANCE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                  [LINE CHART]

                                                                   Claymore/SWM
                                                                Canadian Energy
                              S&P/TSX Composite Index          Income Index ETF
--------------------------------------------------------------------------------
7/03/07                       $               10000            $        10000
                                              10166                     10111.8
                                              10278.2                   10219.6
                                              10314.9                   10215.6
                                              10251.3                   10179.6
                                              10242.7                   10159.7
                                              10470.8                   10315.4
                                              10560.7                   10455.1
                                              10489.2                   10303.4
                                              10514.2                   10335.3
                                              10667.1                   10534.9
                                              10706.7                   10614.8
                                              10612.2                   10554.9
                                              10557.1                   10343.3
                                              10372.8                   9996.01
                                              10340.8                   10127.7
                                              10076.4                   9832.34
                                              9902.6                    9760.48
                                              9918.63                   9640.72
                                              9960.12                   9900.2
                                              9865.36                   9820.36
                                              10033.8                   9968.06
                                              9849.11                   9888.22
                                              #N/A                      9900.2
                                              9809.85                   9668.66
                                              10017.9                   9872.26
                                              9746.62                   9580.84
                                              9757.94                   9620.76
                                              9758.15                   9632.73
                                              9516.62                   9369.26
                                              9266.22                   9097.8
                                              9134.3                    8798.4
                                              9399.6                    9085.83
                                              9477.77                   9073.85
                                              9530.61                   9005.99
                                              9697.07                   9113.77
                                              9745.35                   9221.56
                                              9829.48                   9285.43
                                              9817.33                   9281.44
                                              9567.07                   9041.92
                                              9730.47                   9169.66
                                              9757.42                   9205.59
                                              9916.64                   9365.27
                                              10028.8                   9564.87
                                              9960.78                   9572.85
                                              10029.3                   9680.64
                                              9920.14                   9556.89
                                              9904.33                   9469.06
                                              10055.6                   9628.74
                                              10168.3                   9864.27
                                              10278                     10027.9
                                              10300.8                   9980.04
                                              10276.7                   10000
                                              10482.9                   10199.6
                                              10524.1                   9872.26
                                              10582                     9916.17
                                              10713.8                   10063.9
                                              10680.8                   10195.6
                                              10715.2                   10219.6
                                              10712.2                   10159.7
                                              10812.2                   10323.3
                                              10865.4                   10407.2
                                              10977.6                   10427.2
                                              10892.9                   10359.3
                                              10797.1                   10255.5
                                              10867.3                   10263.5
                                              11131.9                   10455.1
                                              #N/A                      10407.2
                                              11140.9                   10327.3
                                              11167.7                   10391.2
                                              11217.1                   10515
                                              11262.2                   10550.9
                                              11188.2                   10602.8
                                              11096                     10670.7
                                              11193.8                   10862.3
                                              11290.2                   10998
                                              11154                     10870.3
                                              10994.7                   10682.6
                                              11194.5                   10818.4
                                              11140.3                   10794.4
                                              11220.5                   10938.1
                                              11404.3                   11029.9
                                              11640.9                   11217.6
                                              11545.1                   10998
                                              11835.7                   11309.4
                                              11636.9                   11261.5
                                              11816                     11485
                                              11750.5                   11457.1
                                              11946.9                   11716.6
                                              11824.7                   11644.7
                                              11630.2                   11481
                                              11352.8                   11121.8
                                              10855.2                   10566.9
                                              10921.9                   10574.8
                                              11025.2                   10806.4
                                              10610.9                   10451.1
                                              10707.1                   10503
                                              10455.8                   10347.3
                                              10518.1                   10527
                                              10343.6                   10267.5
                                              10511                     10347.3
                                              10375.5                   10287.4
                                              10325.6                   9960.08
                                              10638.3                   9964.07
                                              10535.6                   10008
                                              10535                     9896.21
                                              10518.6                   9948.1
                                              10333.3                   9800.4
                                              10435.4                   9936.13
                                              10560.4                   10083.8
                                              10632.2                   10147.7
                                              10645.9                   10159.7
                                              10470.6                   10004
                                              10477.6                   10203.6
                                              10371.3                   10095.8
                                              10379.4                   10119.8
                                              10259.4                   10016
                                              10216                     9972.06
                                              10272.6                   10083.8
                                              10365                     10143.7
                                              10563.4                   10303.4
                                              10731.2                   10383.2
                                              #N/A                      10143.7
                                              10768.2                   10303.4
                                              10889.6                   10451.1
                                              10782.5                   10634.8
                                              10865.8                   10790.8
                                              10929.7                   10938.5
                                              10634.8                   10704.6
                                              10477                     10536.3
                                              10463.8                   10569.1
                                              10407.6                   10446
                                              10457.8                   10285.9
                                              10342.1                   10228.5
                                              10383.3                   10441.9
                                              10114.5                   10179.2
                                              9856.75                   9830.32
                                              9619.29                   9571.73
                                              9585.31                   9477.33
                                              9532.5                    9185.91
                                              9498.76                   8980.68
                                              9882.39                   9415.76
                                              9904.19                   9481.43
                                              10006.3                   9579.94
                                              10102.7                   9723.6
                                              10117.6                   9813.9
                                              10150.2                   9797.48
                                              10361.1                   10084.8
                                              10321.5                   10224.3
                                              9944.94                   9842.63
                                              9918.25                   9789.27
                                              9914.22                   9789.27
                                              10075.8                   10002.7
                                              10155.6                   10117.6
                                              10141.4                   10138.2
                                              10290.7                   10306.4
                                              10255.3                   10405
                                              10152.8                   10322.9
                                              10265.3                   10421.4
                                              10322.2                   10417.3
                                              10369.2                   10310.5
                                              10355.9                   10384.4
                                              10638.2                   10782.6
                                              10875.5                   11086.3
                                              10917.6                   11098.6
                                              11071.8                   11427
                                              10742.3                   11078.1
                                              10635.3                   10979.6
                                              10501.7                   10913.9
                                              10694.3                   11176.6
                                              10515.1                   11102.7
                                              10391.6                   10946.7
                                              10114.3                   10589.7
                                              10410.2                   10901.6
                                              10415.4                   10864.7
                                              10621.4                   11115
                                              10434                     10979.6
                                              10052.8                   10585.5
                                              10287.3                   10737.4
                                              9794.4                    10207.9
                                              9685.47                   9879.57
                                              9935.43                   10088.9
                                              10183                     10409
                                              10205.8                   10573.2
                                              10273.9                   10663.5
                                              10098.8                   10478.8
                                              10107.3                   10446
                                              10195.2                   10355.7
                                              10331.4                   10614.3
                                              10448.7                   10671.7
                                              10543                     10868.8
                                              10568.7                   10918
                                              10531.7                   10868.8
                                              10521.1                   10963.2
                                              10637.6                   11098.6
                                              10408.8                   10963.2
                                              10473.8                   11221.8
                                              10584.8                   11451.6
                                              10951.6                   11800.5
                                              10854.8                   11677.3
                                              10983.5                   11800.5
                                              11081                     12042.7
                                              11042.3                   12108.3
                                              10741.3                   11722.5
                                              10706.4                   11373.6
                                              10798.7                   11677.3
                                              10827.2                   11747.1
                                              10618.8                   11488.5
                                              10769                     11738.9
                                              10743.6                   11468
                                              10921.6                   11714.3
                                              10972.2                   11944.1
                                              11226.5                   12383.3
                                              11166.6                   12465.4
                                              11220.3                   12584.5
                                              11235.3                   12646
                                              11389.1                   12797.9
                                              11364.8                   12724
                                              11373.5                   12781.5
                                              11535.9                   12851.2
                                              11698.4                   13208.3
                                              #N/A                      13282.2
                                              11823.5                   13737.8
                                              11728.7                   13721.4
                                              11701.3                   13483.3
                                              11623.7                   13409.5
                                              11408.4                   12912.8
                                              11589.7                   13155
                                              11519.4                   12896.4
                                              11544.1                   12962.1
                                              11546.4                   13118
                                              11422.2                   12855.3
                                              11317.1                   12617.3
                                              11477.1                   12958
                                              11475.4                   13220.7
                                              11435.6                   13101.6
                                              11248.3                   12937.4
                                              11290                     13216.5
                                              11160.9                   13011.3
                                              11220.2                   13171.4
                                              11443.9                   13261.7
                                              11543.5                   13516.2
                                              11571.4                   13598.3
                                              11402.3                   13138.6
                                              11191.4                   13007.2
                                              11302.9                   13372.5
                                              11116.7                   12929.2
                                              11141.2                   12875.9
                                              11064.4                   12904.6
                                              11093.8                   13007.2
                                              11125.3                   13290
                                              #N/A                      13174.4
                                              10864.4                   12852.4
                                              10845.3                   12691.4
                                              10775.9                   12121.6
                                              10555.1                   11849.1
                                              10591.4                   11923.4
                                              10544.1                   12328
                                              10650                     12385.8
                                              10634.1                   12584
                                              10707                     12183.5
                                              10455                     11898.7
                                              10560.2                   11589
                                              10521.7                   11655.1
                                              10524                     11989.5
                                              10707.4                   11671.6
                                              10589.2                   11250.5
                                              10491.6                   11106
                                              10208.1                   11205.1
                                              10294.1                   11300
                                              10194.7                   11048.2
                                              10202.8                   11663.3
                                              10497.5                   11345.4
                                              10403.3                   11349.6
                                              10327.2                   11275.3
                                              9963.81                   10577.5
                                              10085.3                   10800.5
                                              9978.54                   10821.1
                                              9804.55                   10354.6
                                              9696.58                   10210.1
                                              9708.09                   10280.3
                                              9860.05                   10693.1
                                              9851.11                   10684.9
                                              9691.13                   10342.2
                                              9707.11                   10358.7
                                              9659.28                   10552.7
                                              9855.94                   11019.3
                                              10177.7                   11370.2
                                              10100.9                   11097.7
                                              9939.19                   10994.5
                                              9964.12                   11188.5
                                              10140.3                   11349.6
                                              10279.6                   11304.2
                                              10177.2                   11337.2
                                              9777.95                   10598.2
                                              9721.44                   10371.1
                                              9474.53                   10148.1
                                              9456.81                   10139.9
                                              9290                      9793.08
                                              8956.4                    9021.03
                                              9173.78                   9248.1
                                              9197.73                   9215.07
                                              9470.69                   9557.75
                                              9036.37                   8917.81
                                              8972.84                   8649.45
                                              8680.01                   8467.79
                                              8875.15                   8595.78
                                              9678.15                   9512.33
                                              9593.14                   9665.09
                                              9512.53                   9499.95
                                              9495.43                   9334.8
                                              9539.56                   9433.89
                                              9250.05                   9103.6
                                              8558.45                   8265.49
                                              8740.72                   8656.84
                                              8713.6                    8552.13
                                              7966.16                   7877.85
                                              7890.46                   7576.3
                                              7297.03                   6554.4
                                              6999.7                    6185.85
                                              7070.91                   5917.81
                                              6608.28                   5561.82
                                              6023.97                   4988.05
                                              6791.78                   5134.63
                                              6228.28                   5989.01
                                              6149.58                   5201.64
                                              6392.11                   5331.47
                                              6771.73                   5720.97
                                              6342.56                   6370.12
                                              5829.75                   6035.08
                                              5856.69                   5377.54
                                              5767.15                   5406.86
                                              5241.77                   5285.4
                                              5563.83                   4824.71
                                              6128.22                   5059.24
                                              6398.15                   5733.53
                                              6431.42                   5917.81
                                              6483.32                   6009.95
                                              6941.37                   6009.95
                                              6739.38                   6537.65
                                              6366.68                   6277.99
                                              6416.86                   5880.11
                                              6411.15                   5905.24
                                              6180.73                   5909.43
                                              5741.26                   5624.64
                                              5947.01                   5210.02
                                              5831.17                   5591.13
                                              5730.07                   5515.75
                                              5687.87                   5360.79
                                              5416.82                   5348.22
                                              4793.43                   5113.69
                                              5030.13                   4301.2
                                              5423.68                   4657.18
                                              5435.3                    5205.83
                                              5566.86                   5193.26
                                              5636.81                   5419.42
                                              5928.49                   5557.63
                                              5390.72                   4900.1
                                              5305.64                   4962.92
                                              5233.3                    4858.21
                                              5057.47                   4405.9
                                              4968.28                   4108.54
                                              5403.75                   4523.17
                                              5303.07                   4422.65
                                              5454.86                   4611.12
                                              5466.58                   4686.5
                                              5437.4                    4669.75
                                              5424.31                   4703.25
                                              5679.57                   4799.58
                                              5765.3                    4787.02
                                              5600.35                   4569.23
                                              5522.12                   4585.99
                                              5376.97                   4355.64
                                              5438.01                   4435.21
                                              5465.89                   4246.75
                                              5649.7                    4230
                                              5769.32                   4485.47
                                              5881.7                    4485.47
                                              6095.17                   4745.98
                                              6213.72                   5111.39
                                              6397.9                    5359.34
                                              6121.51                   5581.2
                                              6204.2                    5267.99
                                              6087.27                   5337.59
                                              5789.57                   5167.94
                                              5824.92                   4941.73
                                              5569.07                   4998.28
                                              5619.33                   4789.48
                                              5683.52                   4780.78
                                              5642.77                   4902.58
                                              5374.1                    4624.17
                                              5516.91                   4759.03
                                              5375.52                   4606.77
                                              5546.27                   4815.58
                                              5639.78                   5015.68
                                              5713.49                   4998.28
                                              5884.09                   5098.34
                                              5730.45                   4937.38
                                              5627.2                    4763.38
                                              5558.21                   4689.43
                                              5563.8                    4663.32
                                              5663.12                   4728.58
                                              5786.52                   4680.72
                                              5830.22                   4698.13
                                              5942.95                   4819.93
                                              5721.03                   4654.62
                                              5615.95                   4537.17
                                              5618.97                   4502.37
                                              5584.48                   4541.52
                                              5303.69                   4250.06
                                              5182.58                   4076.06
                                              5211.07                   4154.36
                                              5066.88                   3884.65
                                              4892.45                   3632.35
                                              5044.39                   3836.8
                                              5061.88                   3823.75
                                              5259.78                   4019.51
                                              5139.09                   3875.95
                                              4788.32                   3427.89
                                              4728.13                   3358.29
                                              4893.37                   3610.6
                                              4750.81                   3397.44
                                              4735.9                    3397.44
                                              4680.34                   3423.54
                                              4921.35                   3610.6
                                              4999.94                   3558.39
                                              5189.98                   3802
                                              5234.48                   3802
                                              5310.9                    3954.26
                                              5404.54                   4154.36
                                              5452.37                   4132.61
                                              5655.86                   4424.07
                                              5503.1                    4289.21
                                              5855.41                   4550.22
                                              5795.82                   4515.42
                                              5745.78                   4419.72
                                              5872.61                   4545.87
                                              5718.72                   4380.57
                                              5485.16                   4076.06
                                              5558.86                   4241.77
                                              5682.01                   4299.27
                                              5899.68                   4586.77
                                              5921.98                   4608.89
                                              5847.23                   4617.73
                                              5750.48                   4489.46
                                              5852.21                   4639.85
                                              6027.76                   4816.77
                                              6118.56                   4861
                                              6139.11                   4843.31
                                              6196.06                   4874.27
                                              6231.7                    4993.7
                                              6259.41                   5051.2
                                              5954.41                   4631
                                              6038.39                   4723.89
                                              6033.99                   4816.77
                                              6177.63                   4883.12
                                              6357.8                    5037.93
                                              6237.87                   4940.62
                                              6172.11                   4838.89
                                              6324.67                   5002.54
                                              6287.69                   4976.01
                                              6450.51                   5152.93
                                              6756.17                   5418.32
                                              6776.6                    5413.89
                                              6983.28                   5688.13
                                              6874.22                   5648.32
                                              7145.28                   5940.24
                                              7017.97                   5794.28
                                              6970.83                   5794.28
                                              6713.01                   5471.39
                                              6783.38                   5484.66
                                              6699.34                   5391.78
                                              7051.21                   5409.47
                                              7228.48                   5750.05
                                              7067.91                   5856.21
                                              7190.52                   5630.63
                                              7231.17                   5789.86
                                              7418.73                   5918.13
                                              7377.09                   5957.94
                                              7523.59                   6095.05
                                              7678.77                   6236.59
5/31/09                                       7692                      6236.59

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the Standard and Poor's Toronto Stock Exchange Composite Index (S&P/TSX Composite Index). Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The S&P/TSX Composite Index is a capitalization-weighted index. The index is designed to measure performance of the broad Canadian economy through changes in the aggregate market value of stocks representing all major industries. It is not possible to invest directly in the S&P/TSX Composite Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

                                               Annual Report | May 31, 2009 | 25

Claymore Exchange-Traded Fund Trust 2 | FUND SUMMARY & PERFORMANCE (unaudited) continued

CRO | Claymore/Zacks Country Rotation ETF

FUND STATISTICS
--------------------------------------------------------------------------------
Share Price                                                           $   14.20
Net Asset Value                                                       $   14.12
Premium/Discount to NAV                                                    0.57%
Net Assets ($000)                                                     $   5,649
--------------------------------------------------------------------------------

TOTAL RETURNS
--------------------------------------------------------------------------------

                                                                 SINCE INCEPTION
(INCEPTION 7/11/07)                                     ONE YEAR      ANNUALIZED
--------------------------------------------------------------------------------
CLAYMORE/ZACKS COUNTRY
ROTATION ETF
   NAV                                                   -39.47%         -24.14%
   Market                                                -39.62%         -23.92%
--------------------------------------------------------------------------------
Zacks Country Rotation Index                             -38.48%         -22.88%
--------------------------------------------------------------------------------
MSCI EAFE Index                                          -36.61%         -23.08%
--------------------------------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.claymore.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the ETF at the initial share price of $25.08 per share for share price returns or initial net asset value (NAV) of $25.08 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund's total annual operating expense ratio was 2.98%, per the most recent prospectus, gross of any fee waivers or expense reimbursements. In the Financial Highlights section of this Annual Report, the Fund's annualized net operating expense ratio was determined to be 0.70%, while the Fund's annualized gross operating expense ratio was determined to be 3.06%. There is a contractual fee waiver currently in place for this Fund through December 31, 2011 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.65% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.65%. Without this expense cap, actual returns would be lower.

                                                                  % OF LONG-TERM
COUNTRY BREAKDOWN                                                    INVESTMENTS
--------------------------------------------------------------------------------
Japan                                                                      27.4%
Singapore                                                                  12.9%
Australia                                                                  11.9%
United Kingdom                                                             10.7%
Germany                                                                     9.8%
Switzerland                                                                 7.0%
Spain                                                                       7.0%
France                                                                      5.3%
Netherlands                                                                 3.8%
Sweden                                                                      2.8%
Bermuda                                                                     0.7%
United States                                                               0.5%
Luxembourg                                                                  0.2%
--------------------------------------------------------------------------------

                                                                      % OF TOTAL
CURRENCY DENOMINATION                                                INVESTMENTS
--------------------------------------------------------------------------------
Japanese Yen                                                               27.4%
Euro                                                                       26.7%
Singapore Dollar                                                           13.7%
Australian Dollar                                                          11.9%
British Pound Sterling                                                     10.1%
Swiss Franc                                                                 7.3%
All other currencies                                                        2.9%
--------------------------------------------------------------------------------

PORTFOLIO BREAKDOWN                                              % OF NET ASSETS
--------------------------------------------------------------------------------
Financials                                                                 29.3%
Industrials                                                                14.2%
Materials                                                                   9.8%
Consumer Discretionary                                                      9.6%
Consumer Staples                                                            9.3%
Health Care                                                                 6.9%
Telecommunication Services                                                  6.4%
Energy                                                                      4.9%
Utilities                                                                   4.8%
Information Technology                                                      4.3%
Exchange Traded Funds                                                       0.2%
--------------------------------------------------------------------------------
Total Investments                                                          99.7%
Other Assets in excess of Liabilities                                       0.3%
--------------------------------------------------------------------------------
NET ASSETS                                                                100.0%
--------------------------------------------------------------------------------

                                                                  % OF LONG-TERM
TOP TEN HOLDINGS                                                     INVESTMENTS
--------------------------------------------------------------------------------
DBS Group Holdings Ltd.                                                     1.2%
Mitsubishi Corp.                                                            1.1%
Oversea-Chinese Banking Corp Ltd.                                           1.1%
Mitsui & Co. Ltd.                                                           1.1%
Keppel Corp. Ltd.                                                           1.1%
Nissan Motor Co. Ltd.                                                       1.1%
Shin-Etsu Chemical Co. Ltd.                                                 1.0%
BHP Billiton Ltd.                                                           1.0%
CapitaLand Ltd.                                                             1.0%
Sony Corp.                                                                  1.0%
--------------------------------------------------------------------------------

Portfolio breakdown is shown as a percentage of net assets. Country breakdown, currency denomination and holdings are shown as a percentage of long-term investments. All are subject to change daily. For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

26 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust 2 | FUND SUMMARY & PERFORMANCE (unaudited) continued

PERFORMANCE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                  [LINE CHART]

                               Claymore/Zacks Country
                                         Rotation ETF           MSCI EAFE Index
--------------------------------------------------------------------------------
7/11/07                        $              10000             $       10000
                                              10063.8                   10045.1
                                              10119.6                   10113.1
                                              10123.6                   10126.1
                                              10095.7                   10092.4
                                              10019.9                   10001.2
                                              10115.6                   10092.3
                                              10079.7                   10054.6
                                              10099.7                   10063.3
                                              10027.9                   9986.88
                                              9888.36                   9849.62
                                              9645.14                   9644.58
                                              9477.67                   9505.08
                                              9489.63                   9519.5
                                              9677.03                   9658.69
                                              9473.68                   9486.99
                                              9533.49                   9536.87
                                              9501.59                   9514.29
                                              9381.98                   9454.54
                                              9465.71                   9513.42
                                              9720.89                   9689.06
                                              9553.43                   9551.08
                                              9226.48                   9256.41
                                              9358.05                   9364.67
                                              9254.39                   9272.13
                                              9090.91                   9138.44
                                              8708.13                   8860.8
                                              8863.64                   8931.42
                                              9043.06                   9044.59
                                              9035.09                   9096.63
                                              9222.49                   9211.54
                                              9354.07                   9321.55
                                              9405.9                    9368.68
                                              9465.71                   9399.67
                                              9318.18                   9290.98
                                              9318.18                   9281.13
                                              9417.86                   9360.39
                                              9549.44                   9507.75
                                              9549.44                   9517.27
                                              9621.21                   9540.58
                                              9549.44                   9437.08
                                              9589.31                   9485.65
                                              9481.66                   9393.29
                                              9413.88                   9299.5
                                              9585.33                   9435.6
                                              9665.07                   9481.04
                                              9736.84                   9512.38
                                              9673.05                   9478.92
                                              9513.56                   9372.5
                                              9597.29                   9403.09
                                              9956.14                   9728.9
                                              9992.03                   9789.88
                                              10027.9                   9789.97
                                              10095.7                   9809.89
                                              10019.9                   9792.66
                                              10083.7                   9830.37
                                              10207.3                   9963.61
                                              10259.2                   10016.4
                                              10342.9                   10075.6
                                              10402.7                   10099.8
                                              10394.7                   10119.9
                                              10374.8                   10104.1
                                              10506.4                   10176
                                              10442.6                   10104.1
                                              10546.2                   10175.5
                                              10606.1                   10224.1
                                              10733.6                   10334
                                              10685.8                   10281.6
                                              10638                     10239.2
                                              10450.6                   10102.8
                                              10546.2                   10142.6
                                              10558.2                   10177.4
                                              10454.5                   10085.3
                                              10191.4                   9889.02
                                              10406.7                   10028.3
                                              10334.9                   9984.92
                                              10514.4                   10087.8
                                              10685.8                   10234.4
                                              10841.3                   10352.8
                                              10801.4                   10315.4
                                              10889.1                   10410
                                              10781.5                   10317.2
                                              10622                     10219.1
                                              10478.5                   10119.1
                                              10598.1                   10197.1
                                              10638                     10218.9
                                              10542.3                   10121.4
                                              10374.8                   9998.98
                                              10195.4                   9861.35
                                              10279.1                   9905.98
                                              10426.6                   10043.8
                                              10239.2                   9912.2
                                              10123.6                   9810.44
                                              9972.09                   9668.09
                                              10107.7                   9815.79
                                              9832.54                   9621.01
                                              9832.54                   9671.36
                                              9972.09                   9768.77
                                              10083.7                   9815.87
                                              10035.9                   9791.69
                                              10191.4                   9899.43
                                              10311                     10012
                                              10394.7                   10067.6
                                              10374.8                   10036.7
                                              10323                     9970.2
                                              10406.7                   10034
                                              10414.7                   10061.5
                                              10470.5                   10144.8
                                              10530.3                   10206.1
                                              10506.4                   10199.2
                                              10470.5                   10177.1
                                              10175.4                   9902.4
                                              10075.8                   9793.5
                                              9888.36                   9572.64
                                              9880.38                   9572.91
                                              9808.61                   9518.11
                                              9816.59                   9518.92
                                              9920.26                   9649.01
                                              9932.22                   9675.66
                                              9932.22                   9714.24
                                              9992.03                   9775.82
                                              10023.9                   9810.74
                                              10047.9                   9844.1
                                              10113.6                   9841.05
                                              10113.6                   9841.05
                                              10137.7                   9841.03
                                              10125.7                   9816.02
                                              9896.83                   9647.88
                                              9800.47                   9556.48
                                              9824.56                   9594.73
                                              9784.41                   9517.69
                                              9696.08                   9450.13
                                              9643.89                   9405.11
                                              9728.2                    9482.91
                                              9519.42                   9274.87
                                              9290.57                   9034.9
                                              9298.6                    9046.82
                                              9218.3                    8959.25
                                              9218.3                    8456.76
                                              8744.54                   8466.58
                                              8636.14                   8359.73
                                              9061.72                   8784.87
                                              9154.07                   8905.79
                                              9029.6                    8801.04
                                              9210.27                   8929.5
                                              9146.04                   8864.18
                                              9226.33                   8931.95
                                              9342.77                   9070.63
                                              9390.95                   9124.56
                                              9089.83                   8823.34
                                              9001.5                    8755.2
                                              8824.84                   8582.48
                                              8768.63                   8574.56
                                              8728.48                   8515.5
                                              8957.33                   8756.16
                                              8941.27                   8721.58
                                              9081.8                    8847.99
                                              9005.51                   8764.61
                                              9005.51                   8850.71
                                              9174.14                   8943.62
                                              8965.36                   8741.77
                                              9142.02                   8904.22
                                              9085.81                   8853.23
                                              9238.38                   9003.36
                                              9358.83                   9126.78
                                              9487.31                   9273.04
                                              9407.01                   9177.04
                                              9314.66                   9059.92
                                              9117.93                   8892.32
                                              9057.71                   8815.95
                                              9162.09                   8923.17
                                              9186.18                   8930.42
                                              9017.56                   8775.16
                                              8933.24                   8675.71
                                              8997.48                   8729
                                              9202.24                   8930.96
                                              9121.95                   8840.15
                                              9025.59                   8767.57
                                              8772.65                   8503.61
                                              8989.45                   8727.02
                                              8917.18                   8666.12
                                              8824.84                   8535.01
                                              8824.84                   8567.8
                                              8804.77                   8538.84
                                              9166.11                   8892.35
                                              9234.36                   8956.06
                                              9266.48                   9014.42
                                              9254.44                   8994.13
                                              9198.23                   8964.59
                                              9294.59                   9046.74
                                              9475.26                   9220.63
                                              9519.42                   9251.7
                                              9595.71                   9324.97
                                              9663.96                   9386.84
                                              9551.54                   9280.26
                                              9495.34                   9233.51
                                              9483.29                   9215.83
                                              9479.28                   9181.63
                                              9366.86                   9075.13
                                              9398.98                   9101.6
                                              9603.74                   9319.43
                                              9587.68                   9282.56
                                              9647.9                    9327.81
                                              9748.28                   9434.73
                                              9680.02                   9397.62
                                              9680.02                   9412.07
                                              9599.72                   9318.64
                                              9732.22                   9428.69
                                              9800.47                   9492.14
                                              9740.25                   9443.18
                                              9720.17                   9451.17
                                              9680.02                   9394.25
                                              9816.53                   9539.31
                                              9832.59                   9566.54
                                              9844.63                   9578.6
                                              9816.53                   9562.25
                                              9816.53                   9573.82
                                              9684.04                   9461.02
                                              9720.17                   9518.74
                                              9736.23                   9514.98
                                              9768.35                   9543.32
                                              9848.65                   9618.72
                                              9953.04                   9724.28
                                              10021.3                   9791.18
                                              9953.04                   9706.94
                                              9912.89                   9675.23
                                              9916.9                    9674.11
                                              9832.59                   9585.32
                                              9832.59                   9514.86
                                              9732.22                   9492.62
                                              9700.1                    9470.1
                                              9732.22                   9488.64
                                              9800.47                   9543.21
                                              9772.37                   9509.92
                                              9752.29                   9481.48
                                              9728.2                    9440.91
                                              9708.13                   9428.42
                                              9655.93                   9418.57
                                              9583.66                   9319.89
                                              9310.65                   9102.68
                                              9266.48                   9043.07
                                              9186.18                   8956.17
                                              9154.07                   8976
                                              9230.35                   9054.57
                                              9290.57                   9111.62
                                              9250.42                   9045.55
                                              9142.02                   8942.08
                                              9105.89                   8868.43
                                              9029.6                    8782.76
                                              9001.5                    8788.36
                                              9049.68                   8828.1
                                              9001.5                    8768.06
                                              8913.17                   8718.16
                                              8913.17                   8762.69
                                              8764.62                   8617.63
                                              8752.57                   8581.03
                                              8688.33                   8543.66
                                              8688.33                   8476.02
                                              8740.53                   8538.26
                                              8575.91                   8405.85
                                              8740.53                   8546.02
                                              8664.24                   8450.59
                                              8628.11                   8355.26
                                              8616.06                   8370.66
                                              8439.41                   8249.96
                                              8463.5                    8226.4
                                              8652.2                    8422.15
                                              8692.35                   8456.58
                                              8852.94                   8523.1
                                              8808.78                   8534.02
                                              8949.3                    8617.62
                                              8893.09                   8562.28
                                              8780.68                   8472.38
                                              8724.47                   8439.39
                                              8628.11                   8350.22
                                              8728.48                   8465.15
                                              8760.6                    8481.45
                                              8644.17                   8345.41
                                              8575.91                   8262.9
                                              8555.84                   8342.86
                                              8628.11                   8412.57
                                              8575.91                   8350.21
                                              8467.51                   8245.86
                                              8527.73                   8348.3
                                              8491.6                    8282.91
                                              8351.08                   8093.41
                                              8347.06                   8116.38
                                              8262.75                   8048.98
                                              8242.67                   8076.17
                                              8041.93                   7885.96
                                              8122.23                   7925.13
                                              8053.97                   7944.98
                                              8106.17                   7987.71
                                              8138.29                   7992.98
                                              8074.05                   7928.43
                                              8114.2                    7959.3
                                              8166.39                   8046.13
                                              8262.75                   8137.75
                                              8262.75                   8025.64
                                              8202.52                   8010.13
                                              8066.02                   7906.35
                                              7869.28                   7705.46
                                              7632.4                    7501.45
                                              7909.43                   7727.27
                                              7788.99                   7622.53
                                              7668.54                   7540.01
                                              7483.85                   7412.88
                                              7684.6                    7627.44
                                              7495.89                   7450.3
                                              7315.22                   7199.81
                                              7210.83                   7123.93
                                              7210.83                   7108.8
                                              7668.54                   7619.18
                                              7752.85                   7666.98
                                              7592.25                   7599.22
                                              7560.13                   7543.05
                                              7608.31                   7624.98
                                              7459.76                   7495.79
                                              7102.43                   7121.62
                                              6986                      6961.11
                                              7030.16                   7028.73
                                              6869.56                   6850.67
                                              6889.64                   6926.5
                                              6347.62                   6401.58
                                              6371.71                   6392.04
                                              5930.07                   5987.81
                                              5954.16                   5922.55
                                              5428.2                    5423.45
                                              5946.13                   5845.42
                                              6170.96                   6171.14
                                              5893.93                   5877.32
                                              5560.69                   5461.38
                                              5584.78                   5651.59
                                              5713.26                   5827.78
                                              5681.14                   5834.67
                                              5347.9                    5454.47
                                              5195.33                   5398.8
                                              4870.12                   5100.78
                                              4649.3                    4846.19
                                              4946.41                   4978.27
                                              5151.17                   5405.68
                                              5384.04                   5584.6
                                              5388.05                   5556.48
                                              5568.72                   5624.71
                                              5749.4                    5928.07
                                              5785.53                   5972.85
                                              5424.19                   5563.89
                                              5524.56                   5573.17
                                              5580.77                   5675.33
                                              5243.51                   5381.38
                                              5147.15                   5257.27
                                              5030.72                   5156.88
                                              5115.03                   5233.96
                                              5002.62                   5131.61
                                              4906.26                   5108.44
                                              4789.82                   4963.27
                                              4556.96                   4730.26
                                              4585.06                   4695.74
                                              4821.94                   5032.61
                                              4934.36                   5173.48
                                              4950.42                   5134.22
                                              4950.42                   5233.43
                                              5082.92                   5256.15
                                              4898.23                   5019.48
                                              4882.17                   5024.49
                                              4902.24                   5059.39
                                              4910.27                   5044.24
                                              4817.93                   4894.69
                                              5070.87                   5243.77
                                              5139.12                   5296.52
                                              5215.41                   5360.37
                                              5287.68                   5444.01
                                              5139.12                   5306.18
                                              5295.71                   5458.09
                                              5299.72                   5482.3
                                              5500.47                   5670.66
                                              5536.6                    5693.56
                                              5400.1                    5514.26
                                              5335.86                   5453.38
                                              5319.8                    5443.85
                                              5046.78                   5410.44
                                              5046.78                   5427.04
                                              5082.92                   5451.98
                                              5207.38                   5559.24
                                              5231.47                   5606.22
                                              5440.22                   5572.16
                                              5440.22                   5572.16
                                              5549.44                   5699.61
                                              5574.65                   5699.64
                                              5557.84                   5692.55
                                              5637.66                   5769.14
                                              5566.25                   5723.73
                                              5503.23                   5653.44
                                              5410.81                   5550.23
                                              5217.57                   5363.19
                                              5125.15                   5223.87
                                              4969.71                   5092.8
                                              5070.54                   5204.89
                                              5070.54                   5130.77
                                              4873.09                   4967.72
                                              4847.89                   4933.56
                                              4856.29                   4929.23
                                              4721.86                   4819.19
                                              4847.89                   4992.22
                                              4961.31                   5092.67
                                              5078.94                   5208.09
                                              5024.33                   5136.44
                                              4885.69                   5025.34
                                              4763.87                   4900.85
                                              4864.69                   5012.36
                                              4927.7                    5099
                                              4894.1                    5064.23
                                              4957.11                   5142.83
                                              4990.72                   5204.18
                                              4915.1                    5096.87
                                              4894.1                    5053.68
                                              4780.67                   4942.28
                                              4831.08                   4990.19
                                              4831.08                   4913.98
                                              4587.43                   4736.81
                                              4545.42                   4686.42
                                              4579.03                   4730.39
                                              4431.99                   4574.37
                                              4427.79                   4565.16
                                              4360.58                   4489.5
                                              4377.33                   4492.81
                                              4419.34                   4551.94
                                              4389.93                   4509.78
                                              4188.29                   4285.83
                                              4133.67                   4206.46
                                              4196.69                   4307.66
                                              4137.88                   4230.66
                                              4100.07                   4187.47
                                              4024.45                   4121.74
                                              4167.28                   4291.78
                                              4238.7                    4351.08
                                              4200.89                   4336.57
                                              4322.72                   4436.83
                                              4427.74                   4569.48
                                              4444.54                   4574.71
                                              4478.15                   4600.53
                                              4692.4                    4833.5
                                              4633.59                   4775.35
                                              4784.82                   4918.82
                                              4831.03                   4952.72
                                              4868.84                   4978.61
                                              4936.05                   5012.33
                                              4856.24                   4919.17
                                              4641.99                   4704.13
                                              4688.2                    4795.59
                                              4759.61                   4863.54
                                              5045.28                   5153.11
                                              5041.08                   5120.52
                                              5015.87                   5088.53
                                              4957.06                   5027.56
                                              4915.05                   4993.02
                                              5041.08                   5108.84
                                              5041.08                   5116.58
                                              5087.29                   5156.86
                                              5146.1                    5208.64
                                              5095.69                   5160.41
                                              5137.7                    5222.99
                                              5179.71                   5266.85
                                              5053.68                   5118.38
                                              5020.07                   5093.88
                                              5062.08                   5150.11
                                              5104.09                   5177.25
                                              5175.51                   5307.08
                                              5158.7                    5296.49
                                              5053.68                   5186.28
                                              5167.11                   5313.35
                                              5284.73                   5409.62
                                              5284.73                   5412.6
                                              5414.96                   5526.88
                                              5452.77                   5564.48
                                              5511.58                   5614.08
                                              5641.81                   5697.55
                                              5717.43                   5791.01
                                              5721.63                   5798.28
                                              5692.22                   5787.06
                                              5629.21                   5688.92
                                              5536.79                   5641.44
                                              5616.61                   5708.8
                                              5604                      5734.45
                                              5763.64                   5873.51
                                              5856.06                   5967.6
                                              5772.04                   5878.49
                                              5822.45                   5923.04
                                              5822.45                   5937.73
                                              5847.66                   5971.9
                                              5889.67                   6008.82
                                              5814.05                   5940.33
5/31/09                                       5931.73                   6091

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the MSCI EAFE Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. It is not possible to invest directly in the MSCI EAFE Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

                                               Annual Report | May 31, 2009 | 27

Claymore Exchange-Traded Fund Trust 2 | FUND SUMMARY & PERFORMANCE (unaudited) continued

HGI | Claymore/Zacks International Multi-Asset Income Index ETF

FUND STATISTICS
--------------------------------------------------------------------------------
Share Price                                                          $    14.44
Net Asset Value                                                      $    14.31
Premium/Discount to NAV                                                   0.91%
Net Assets ($000)                                                    $   14,311
--------------------------------------------------------------------------------
TOTAL RETURNS
--------------------------------------------------------------------------------

                                                                 SINCE INCEPTION
(INCEPTION 7/11/07)                                     ONE YEAR      ANNUALIZED
--------------------------------------------------------------------------------
CLAYMORE/ZACKS INTERNATIONAL
MULTI-ASSET INCOME INDEX ETF
   NAV                                                   -33.80%         -21.76%
   Market                                                -35.80%         -21.41%
--------------------------------------------------------------------------------
Zacks International Multi-Asset
Income Index                                             -34.04%         -21.40%
--------------------------------------------------------------------------------
MSCI EAFE Index                                          -36.61%         -23.08%
--------------------------------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.claymore.com. The investment return and principal value of an investment will fluctuate with changes in the market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.98 per share for share price returns or initial net asset value (NAV) of $24.98 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund's total annual operating expense ratio was 2.85%, per the most recent prospectus, gross of any fee waivers or expense reimbursements. In the Financial Highlights section of this Annual Report, the Fund's annualized net operating expense ratio was determined to be 0.70% while the Fund's annualized gross operating expense ratio was determined to be 1.98%. There is a contractual fee waiver currently in place for this Fund through December 31, 2011 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.65% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.65%.Without this expense cap, actual returns would be lower.

                                                                      % OF TOTAL
COUNTRY BREAKDOWN                                                    INVESTMENTS
--------------------------------------------------------------------------------
United Kingdom                                                             13.6%
Canada                                                                     10.2%
United States                                                               9.7%
France                                                                      6.8%
Germany                                                                     6.5%
Brazil                                                                      6.4%
China                                                                       5.2%
Netherlands                                                                 4.8%
Australia                                                                   4.3%
Japan                                                                       3.8%
Sweden                                                                      3.5%
Singapore                                                                   3.2%
Finland                                                                     2.6%
Chile                                                                       2.5%
Hungary                                                                     1.9%
Denmark                                                                     1.6%
Mexico                                                                      1.5%
South Africa                                                                1.4%
Spain                                                                       1.4%
Switzerland                                                                 1.3%
Taiwan                                                                      1.3%
Luxembourg                                                                  1.1%
Colombia                                                                    1.0%
Argentina                                                                   0.8%
Italy                                                                       0.8%
Ireland                                                                     0.7%
Indonesia                                                                   0.5%
Israel                                                                      0.5%
Portugal                                                                    0.4%
Turkey                                                                      0.4%
Philippines                                                                 0.2%
Jersey                                                                      0.1%
--------------------------------------------------------------------------------

PORTFOLIO BREAKDOWN                                              % OF NET ASSETS
--------------------------------------------------------------------------------
Financials                                                                 18.3%
Industrials                                                                11.2%
Materials                                                                  10.7%
Energy                                                                      8.7%
Telecommunication Services                                                  7.5%
Utilities                                                                   5.3%
Information Technology                                                      5.3%
Consumer Discretionary                                                      5.1%
Health Care                                                                 3.6%
Consumer Staples                                                            3.0%
--------------------------------------------------------------------------------
Total Common Stock                                                         78.7%
--------------------------------------------------------------------------------
Closed End Funds                                                            9.4%
Income Trusts                                                               6.2%
Preferred Stock                                                             5.3%
--------------------------------------------------------------------------------
Total Investments                                                          99.6%
--------------------------------------------------------------------------------
Other Assets in Excess of Liabilities                                       0.4%
--------------------------------------------------------------------------------
NET ASSETS                                                                100.0%
--------------------------------------------------------------------------------

28 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust 2 | FUND SUMMARY & PERFORMANCE (unaudited) continued

HGI | Claymore/Zacks International Multi-Asset Income Index ETF (continued)

                                                                      % OF TOTAL
CURRENCY DENOMINATION                                                INVESTMENTS
--------------------------------------------------------------------------------
United States Dollar                                                       35.8%
Euro                                                                       25.7%
British Pound Sterling                                                     13.0%
Australian Dollar                                                           4.6%
Canadian Dollar                                                             4.3%
Japanese Yen                                                                3.8%
Swedish Krona                                                               3.5%
Singapore Dollar                                                            3.2%
Hong Kong Dollar                                                            3.2%
Danish Krone                                                                1.6%
Swiss Franc                                                                 1.3%
--------------------------------------------------------------------------------

                                                                      % OF TOTAL
TOP TEN HOLDINGS                                                     INVESTMENTS
--------------------------------------------------------------------------------
Aracruz Celulose SA - ADR                                                   2.8%
Penn West Energy Trust                                                      2.4%
Keppel Corp. Ltd.                                                           2.2%
Enerplus Resources Fund                                                     2.1%
Magyar Telekom Telecommunications PLC - ADR                                 1.9%
Harvest Energy Trust                                                        1.8%
Anglo American PLC                                                          1.7%
Prudential PLC                                                              1.5%
Danske Bank A/S                                                             1.5%
UPM-Kymmene OYJ                                                             1.5%
--------------------------------------------------------------------------------

Portfolio breakdown is shown as a percentage of net assets. Country breakdown and holdings are shown as a percentage of total investments. All are subject to change daily. For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

PERFORMANCE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

                                  [LINE CHART]

                                       Claymore/Zacks
                            International Multi-Asset
                                     Income Index ETF           MSCI EAFE Index
--------------------------------------------------------------------------------
7/11/07                              $        10012             $       9977.85
                                              10104.1                   10045.1
                                              10144.1                   10113.1
                                              10140.1                   10126.1
                                              10176.1                   10092.4
                                              10096.1                   10001.2
                                              10176.1                   10092.3
                                              10108.1                   10054.6
                                              10148.1                   10063.3
                                              9971.98                   9986.88
                                              9875.9                    9849.62
                                              9607.69                   9644.58
                                              9431.55                   9505.08
                                              9479.58                   9519.5
                                              9563.65                   9658.69
                                              9419.54                   9486.99
                                              9519.62                   9536.87
                                              9419.54                   9514.29
                                              9343.47                   9454.54
                                              9443.55                   9513.42
                                              9579.66                   9689.06
                                              9395.52                   9551.08
                                              9183.35                   9256.41
                                              9267.41                   9364.67
                                              9103.28                   9272.13
                                              8899.12                   9138.44
                                              8582.87                   8860.8
                                              8811.05                   8931.42
                                              8899.12                   9044.59
                                              8919.14                   9096.63
                                              9091.27                   9211.54
                                              9183.35                   9321.55
                                              9291.43                   9368.68
                                              9347.48                   9399.67
                                              9147.32                   9290.98
                                              9259.41                   9281.13
                                              9263.41                   9360.39
                                              9415.53                   9507.75
                                              9415.53                   9517.27
                                              9463.57                   9540.58
                                              9351.48                   9437.08
                                              9407.53                   9485.65
                                              9263.41                   9393.29
                                              9211.37                   9299.5
                                              9315.45                   9435.6
                                              9323.46                   9481.04
                                              9379.5                    9512.38
                                              9335.47                   9478.92
                                              9231.39                   9372.5
                                              9339.47                   9403.09
                                              9531.63                   9728.9
                                              9535.63                   9789.88
                                              9563.65                   9789.97
                                              9627.7                    9809.89
                                              9583.67                   9792.66
                                              9635.71                   9830.37
                                              9743.8                    9963.61
                                              9775.82                   10016.4
                                              9871.9                    10075.6
                                              9887.91                   10099.8
                                              9831.87                   10119.9
                                              9843.88                   10104.1
                                              9955.96                   10176
                                              9891.91                   10104.1
                                              9967.97                   10175.5
                                              10024                     10224.1
                                              10076.1                   10334
                                              10072.1                   10281.6
                                              10028                     10239.2
                                              9895.92                   10102.8
                                              10012                     10142.6
                                              10016                     10177.4
                                              9867.89                   10085.3
                                              9747.8                    9889.02
                                              9899.92                   10028.3
                                              9855.88                   9984.92
                                              9947.96                   10087.8
                                              10056                     10234.4
                                              10144.1                   10352.8
                                              10080.1                   10315.4
                                              10220.2                   10410
                                              10068                     10317.2
                                              10048                     10219.1
                                              9923.94                   10119.1
                                              10000                     10197.1
                                              9879.9                    10218.9
                                              9807.85                   10121.4
                                              9663.73                   9998.98
                                              9443.55                   9861.35
                                              9603.68                   9905.98
                                              9687.75                   10043.8
                                              9515.61                   9912.2
                                              9475.58                   9810.44
                                              9311.45                   9668.09
                                              9423.54                   9815.79
                                              9211.37                   9621.01
                                              9211.37                   9671.36
                                              9355.48                   9768.77
                                              9295.44                   9815.87
                                              9291.43                   9791.69
                                              9459.57                   9899.43
                                              9503.6                    10012
                                              9559.65                   10067.7
                                              9539.63                   10036.7
                                              9495.6                    9970.2
                                              9595.68                   10034
                                              9663.73                   10061.5
                                              9727.78                   10144.8
                                              9771.82                   10206.1
                                              9659.73                   10199.3
                                              9659.73                   10177.1
                                              9487.59                   9902.4
                                              9367.49                   9793.5
                                              9163.33                   9572.64
                                              9183.35                   9572.91
                                              9155.32                   9518.11
                                              9175.34                   9518.92
                                              9319.46                   9649.01
                                              9395.52                   9675.66
                                              9395.52                   9714.24
                                              9311.45                   9775.82
                                              9299.44                   9810.74
                                              9331.47                   9844.1
                                              9465.57                   9841.05
                                              9465.57                   9841.05
                                              9469.64                   9841.03
                                              9457.44                   9816.02
                                              9311                      9647.88
                                              9245.92                   9556.48
                                              9282.53                   9594.73
                                              9213.37                   9517.69
                                              9209.31                   9450.13
                                              9188.97                   9405.11
                                              9274.39                   9482.91
                                              9062.87                   9274.87
                                              8912.36                   9034.9
                                              8843.21                   9046.82
                                              8790.33                   8959.25
                                              8790.33                   8456.76
                                              8485.25                   8466.58
                                              8416.1                    8359.73
                                              8753.72                   8784.87
                                              8749.65                   8905.79
                                              8753.72                   8801.04
                                              8847.28                   8929.5
                                              8835.08                   8864.18
                                              8892.02                   8931.95
                                              9042.53                   9070.63
                                              9054.73                   9124.56
                                              8753.72                   8823.34
                                              8725.25                   8755.2
                                              8643.89                   8582.48
                                              8684.57                   8574.56
                                              8680.5                    8515.5
                                              8843.21                   8756.16
                                              8875.75                   8721.58
                                              8879.82                   8847.99
                                              8814.74                   8764.61
                                              8814.74                   8850.71
                                              8940.84                   8943.62
                                              8855.42                   8741.77
                                              8920.5                    8904.22
                                              8887.96                   8853.23
                                              9046.6                    9003.36
                                              9160.49                   9126.78
                                              9217.44                   9273.04
                                              9140.16                   9177.04
                                              8973.38                   9059.92
                                              8916.43                   8892.32
                                              8826.94                   8815.95
                                              8944.9                    8923.17
                                              8826.94                   8930.42
                                              8704.91                   8775.16
                                              8582.88                   8675.71
                                              8737.45                   8729
                                              8847.28                   8930.96
                                              8798.47                   8840.15
                                              8704.91                   8767.57
                                              8448.64                   8503.61
                                              8688.64                   8727.02
                                              8554.4                    8666.12
                                              8501.52                   8535.01
                                              8501.52                   8567.8
                                              8578.81                   8538.84
                                              8782.2                    8892.35
                                              8806.6                    8956.06
                                              8859.48                   9014.42
                                              8806.6                    8994.13
                                              8922.53                   8964.59
                                              9066.51                   9046.74
                                              9169.35                   9220.63
                                              9173.47                   9251.7
                                              9239.28                   9324.97
                                              9276.31                   9386.84
                                              9177.58                   9280.26
                                              9136.44                   9233.51
                                              9132.33                   9215.83
                                              9058.28                   9181.63
                                              9013.03                   9075.13
                                              9045.94                   9101.6
                                              9235.17                   9319.43
                                              9222.83                   9282.56
                                              9313.33                   9327.81
                                              9358.58                   9434.73
                                              9300.99                   9397.62
                                              9325.67                   9412.07
                                              9239.28                   9318.64
                                              9305.1                    9428.69
                                              9346.24                   9492.14
                                              9251.63                   9443.18
                                              9309.22                   9451.17
                                              9288.65                   9394.25
                                              9424.4                    9539.31
                                              9457.31                   9566.54
                                              9481.99                   9578.6
                                              9416.17                   9562.25
                                              9444.97                   9573.82
                                              9387.38                   9461.02
                                              9473.76                   9518.74
                                              9461.42                   9514.98
                                              9477.88                   9543.32
                                              9556.04                   9618.72
                                              9671.22                   9724.28
                                              9712.36                   9791.18
                                              9593.06                   9706.94
                                              9568.38                   9675.23
                                              9560.15                   9674.11
                                              9469.65                   9585.32
                                              9469.65                   9514.86
                                              9424.4                    9492.62
                                              9473.76                   9470.1
                                              9453.19                   9488.64
                                              9498.45                   9543.21
                                              9432.63                   9509.92
                                              9370.92                   9481.48
                                              9317.44                   9440.91
                                              9420.29                   9428.42
                                              9325.67                   9418.57
                                              9247.51                   9319.89
                                              9070.62                   9102.68
                                              8992.46                   9043.07
                                              8959.56                   8956.17
                                              9000.69                   8976
                                              9037.72                   9054.57
                                              9078.85                   9111.62
                                              8976.01                   9045.55
                                              8893.74                   8942.08
                                              8782.67                   8868.43
                                              8733.3                    8782.76
                                              8568.76                   8788.36
                                              8671.6                    8828.1
                                              8548.19                   8768.06
                                              8523.51                   8718.16
                                              8618.12                   8762.69
                                              8497.44                   8617.63
                                              8410.05                   8581.03
                                              8372.6                    8543.66
                                              8372.6                    8476.02
                                              8306.02                   8538.26
                                              8231.12                   8405.85
                                              8339.31                   8546.02
                                              8297.7                    8450.59
                                              8189.5                    8355.26
                                              8222.79                   8370.66
                                              8077.15                   8249.96
                                              8122.92                   8226.4
                                              8264.41                   8422.15
                                              8355.96                   8456.58
                                              8451.67                   8523.1
                                              8430.86                   8534.02
                                              8480.8                    8617.62
                                              8335.15                   8562.28
                                              8326.83                   8472.38
                                              8247.76                   8439.39
                                              8239.44                   8350.22
                                              8368.44                   8465.15
                                              8297.7                    8481.45
                                              8226.96                   8345.41
                                              8147.89                   8262.9
                                              8268.57                   8342.86
                                              8351.8                    8412.57
                                              8272.73                   8350.21
                                              8243.6                    8245.86
                                              8293.54                   8348.3
                                              8235.28                   8282.91
                                              8110.44                   8093.41
                                              8135.41                   8116.38
                                              8077.15                   8048.98
                                              8035.53                   8076.17
                                              7898.21                   7885.96
                                              7964.79                   7925.13
                                              7985.6                    7944.98
                                              8035.53                   7987.71
                                              7993.92                   7992.98
                                              7981.44                   7928.43
                                              8031.37                   7959.3
                                              8114.6                    8046.13
                                              8139.57                   8137.75
                                              8072.99                   8025.64
                                              7973.11                   8010.13
                                              7798.34                   7906.35
                                              7669.34                   7705.46
                                              7802.5                    7501.45
                                              7669.34                   7727.27
                                              7656.85                   7622.53
                                              7523.69                   7540.01
                                              7698.47                   7412.88
                                              7469.59                   7627.44
                                              7315.62                   7450.3
                                              7065.94                   7199.81
                                              7174.14                   7123.93
                                              7756.73                   7108.8
                                              7694.31                   7619.18
                                              7565.3                    7666.98
                                              7423.82                   7599.22
                                              7561.14                   7543.05
                                              7403.01                   7624.98
                                              6849.55                   7495.79
                                              7036.81                   7121.62
                                              7087.47                   6961.11
                                              6863.74                   7028.73
                                              6927.06                   6850.67
                                              6314.98                   6926.5
                                              6133.47                   6401.58
                                              5795.77                   6392.04
                                              5639.58                   5987.81
                                              5268.11                   5922.55
                                              5859.09                   5423.45
                                              6036.38                   5845.42
                                              5605.81                   6171.14
                                              5453.85                   5877.32
                                              5584.71                   5461.38
                                              5808.43                   5651.59
                                              5664.91                   5827.78
                                              5259.67                   5834.67
                                              5238.56                   5454.47
                                              4930.41                   5398.8
                                              4715.13                   5100.78
                                              4892.42                   4846.19
                                              5217.46                   4978.27
                                              5411.64                   5405.68
                                              5420.08                   5584.6
                                              5479.18                   5556.48
                                              5795.77                   5624.71
                                              5681.8                    5928.07
                                              5306.1                    5972.85
                                              5398.97                   5563.89
                                              5415.86                   5573.17
                                              5158.36                   5675.33
                                              4938.86                   5381.38
                                              5052.83                   5257.27
                                              5006.4                    5156.88
                                              4892.42                   5233.96
                                              4896.64                   5131.61
                                              4672.92                   5108.44
                                              4390.09                   4963.27
                                              4423.86                   4730.26
                                              4816.44                   4695.74
                                              4875.54                   5032.61
                                              4976.85                   5173.48
                                              5052.83                   5134.22
                                              4689.8                    5233.43
                                              4816.44                   5256.15
                                              4845.99                   5019.48
                                              4770.01                   5024.49
                                              4689.8                    5059.39
                                              5014.84                   5044.24
                                              5023.28                   4894.69
                                              5099.26                   5243.77
                                              5078.16                   5296.52
                                              5027.5                    5360.37
                                              5078.16                   5444.01
                                              5234.34                   5306.18
                                              5322.99                   5458.09
                                              5322.99                   5482.3
                                              5225.9                    5670.66
                                              5128.81                   5693.56
                                              5133.03                   5514.26
                                              5019.06                   5453.38
                                              5048.61                   5443.85
                                              5099.26                   5410.44
                                              5162.58                   5427.04
                                              5290.06                   5451.98
                                              5466.97                   5559.24
                                              5510.12                   5606.22
                                              5574.85                   5572.16
                                              5501.49                   5572.16
                                              5479.92                   5699.61
                                              5397.94                   5699.64
                                              5242.6                    5692.55
                                              5160.62                   5769.14
                                              4966.45                   5723.73
                                              4914.67                   5653.44
                                              4992.34                   5550.23
                                              4685.98                   5363.19
                                              4742.07                   5223.87
                                              4698.92                   5092.8
                                              4668.72                   5204.89
                                              4819.74                   5130.77
                                              4854.26                   4967.72
                                              5026.86                   4933.56
                                              4871.52                   4929.23
                                              4785.22                   4819.19
                                              4703.24                   4992.22
                                              4832.68                   5092.67
                                              4893.09                   5208.09
                                              4893.09                   5136.44
                                              5022.54                   5025.34
                                              5078.63                   4900.85
                                              4923.3                    5012.36
                                              4871.52                   5099
                                              4802.48                   5064.23
                                              4841.31                   5142.83
                                              4547.9                    5204.18
                                              4504.75                   5096.87
                                              4526.33                   5053.68
                                              4370.99                   4942.28
                                              4267.43                   4990.19
                                              4314.9                    4913.98
                                              4289.01                   4736.81
                                              4375.31                   4686.42
                                              4289.01                   4730.39
                                              4030.11                   4574.37
                                              3982.65                   4565.16
                                              4133.67                   4489.5
                                              3965.39                   4492.81
                                              3926.56                   4551.94
                                              3861.83                   4509.78
                                              4088.34                   4285.83
                                              4140.12                   4206.46
                                              4230.73                   4307.66
                                              4269.56                   4230.66
                                              4386.06                   4187.47
                                              4399.01                   4121.74
                                              4454.68                   4291.78
                                              4635.9                    4351.08
                                              4579.81                   4336.57
                                              4791.24                   4436.83
                                              4769.66                   4569.48
                                              4709.26                   4574.71
                                              4773.98                   4600.53
                                              4648.85                   4833.5
                                              4420.16                   4775.35
                                              4613.92                   4918.82
                                              4707.93                   4952.72
                                              5006.74                   4978.61
                                              5037.5                    5012.33
                                              5019.92                   4919.17
                                              4910.07                   4704.13
                                              4940.83                   4795.59
                                              5081.44                   4863.54
                                              5138.56                   5153.11
                                              5173.72                   5120.52
                                              5151.75                   5088.53
                                              5222.05                   5027.56
                                              5261.6                    4993.02
                                              5033.1                    5108.84
                                              5077.05                   5116.58
                                              5142.96                   5156.86
                                              5200.08                   5208.64
                                              5353.88                   5160.41
                                              5283.57                   5222.99
                                              5191.3                    5266.85
                                              5353.88                   5118.38
                                              5446.16                   5093.88
                                              5485.71                   5150.11
                                              5722.99                   5177.25
                                              5766.94                   5307.08
                                              5920.73                   5296.49
                                              5907.55                   5186.28
                                              6074.53                   5313.35
                                              6021.8                    5409.62
                                              6004.22                   5412.6
                                              5762.54                   5526.88
                                              5780.12                   5564.48
                                              5788.91                   5614.08
                                              5920.73                   5697.55
                                              6078.93                   5791.01
                                              6162.42                   5798.28
                                              6039.38                   5787.06
                                              6092.11                   5688.92
                                              6158.02                   5641.44
                                              6171.2                    5708.8
                                              6179.99                   5734.45
                                              6289.85                   5873.51
                                              6078.93                   5967.6
                                              6162.42                   5878.49
                                              6039.38                   5923.04
                                              6092.11                   5937.73
                                              6158.02                   5971.9
                                              6171.2                    6008.82
                                              6179.99                   5940.33
5/31/09                                       6288.11                   6091

This graph compares a hypothetical $10,000 investment in the Fund, made at its inception, with a similar investment in the MSCI EAFE Index. Results include the reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. It is not possible to invest directly in the MSCI EAFE Index. Investment return and principal value will fluctuate with changes in market conditions and other factors and Fund shares, when redeemed, may be worth more or less than their original investment.

                                               Annual Report | May 31, 2009 | 29

Claymore Exchange-Traded Fund Trust 2 | FUND SUMMARY & PERFORMANCE (unaudited) continued

HISTORICAL PREMIUM/DISCOUNT DATA

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund's net asset value ("NAV"). NAV is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV.A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five years (or since the Fund's inception date if the Fund has been in existence for less than five years).The inception date for each Fund is disclosed at the end of the Historical Premium/Discount Data section.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

TAO | Claymore/AlphaShares China Real Estate ETF(6)

                                                       NUMBER         PERCENTAGE
PREMIUM/DISCOUNT RANGE                                OF DAYS      OF TOTAL DAYS
--------------------------------------------------------------------------------
Greater than 2.0%                                          96             26.37%
Between 1.5% and 2.0%                                      25              6.87%
Between 1.0% and 1.5%                                      27              7.42%
Between 0.5% and 1.0%                                      38             10.44%
Between -0.5% and 0.5%                                     59             16.20%
Between -0.5% and -1.0%                                    27              7.42%
Between -1.0% and -1.5%                                    23              6.32%
Between -1.5% and -2.0%                                    16              4.40%
Less than -2.0%                                            53             14.56%
--------------------------------------------------------------------------------

HAO | Claymore/AlphaShares China Small Cap Index ETF(7)

                                                       NUMBER         PERCENTAGE
PREMIUM/DISCOUNT RANGE                                OF DAYS      OF TOTAL DAYS
--------------------------------------------------------------------------------
Greater than 2.0%                                          93             27.68%
Between 1.5% and 2.0%                                      30              8.93%
Between 1.0% and 1.5%                                      36             10.72%
Between 0.5% and 1.0%                                      25              7.44%
Between -0.5% and 0.5%                                     62             18.45%
Between -0.5% and -1.0%                                    25              7.44%
Between -1.0% and -1.5%                                    12              3.57%
Between -1.5% and -2.0%                                    15              4.46%
Less than -2.0%                                            38             11.31%
--------------------------------------------------------------------------------

EXB | Claymore/Beacon Global Exchanges, Brokers & Asset Managers Index ETF(1)

                                                       NUMBER         PERCENTAGE
PREMIUM/DISCOUNT RANGE                                OF DAYS      OF TOTAL DAYS
--------------------------------------------------------------------------------
Greater than 2.0%                                           7              1.44%
Between 1.5% and 2.0%                                       1              0.21%
Between 1.0% and 1.5%                                      22              4.54%
Between 0.5% and 1.0%                                      75             15.46%
Between -0.5% and 0.5%                                    291             60.00%
Between -0.5% and -1.0%                                    43              8.87%
Between -1.0% and -1.5%                                    24              4.94%
Between -1.5% and -2.0%                                    11              2.27%
Less than -2.0%                                            11              2.27%
--------------------------------------------------------------------------------

CUT | Claymore/Beacon Global Timber Index ETF(5)

                                                       NUMBER         PERCENTAGE
PREMIUM/DISCOUNT RANGE                                OF DAYS      OF TOTAL DAYS
--------------------------------------------------------------------------------
Greater than 2.0%                                          19              4.87%
Between 1.5% and 2.0%                                      20              5.13%
Between 1.0% and 1.5%                                      56             14.36%
Between 0.5% and 1.0%                                      80             20.51%
Between -0.5% and 0.5%                                    128             32.82%
Between -0.5% and -1.0%                                    25              6.41%
Between -1.0% and -1.5%                                    27              6.92%
Between -1.5% and -2.0%                                    14              3.60%
Less than -2.0%                                            21              5.38%
--------------------------------------------------------------------------------

30 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust 2 | FUND SUMMARY & PERFORMANCE (unaudited) continued

FRN | Claymore/BNY Mellon Frontier Markets ETF(8)

                                                       NUMBER         PERCENTAGE
PREMIUM/DISCOUNT RANGE                                OF DAYS      OF TOTAL DAYS
--------------------------------------------------------------------------------
Greater than 2.0%                                          79             32.51%
Between 1.5% and 2.0%                                      16              6.58%
Between 1.0% and 1.5%                                      24              9.88%
Between 0.5% and 1.0%                                      21              8.64%
Between -0.5% and 0.5%                                     38             15.64%
Between -0.5% and -1.0%                                    12              4.94%
Between -1.0% and -1.5%                                    15              6.17%
Between -1.5% and -2.0%                                    14              5.76%
Less than -2.0%                                            24              9.88%
--------------------------------------------------------------------------------

SEA | Claymore/Delta Global Shipping Index ETF(9)

                                                       NUMBER         PERCENTAGE
PREMIUM/DISCOUNT RANGE                                OF DAYS      OF TOTAL DAYS
--------------------------------------------------------------------------------
Greater than 2.0%                                          16              8.33%
Between 1.5% and 2.0%                                      13              6.77%
Between 1.0% and 1.5%                                      23             11.98%
Between 0.5% and 1.0%                                      30             15.63%
Between -0.5% and 0.5%                                     71             36.98%
Between -0.5% and -1.0%                                    11              5.73%
Between -1.0% and -1.5%                                     9              4.69%
Between -1.5% and -2.0%                                     6              3.12%
Less than -2.0%                                            13              6.77%
--------------------------------------------------------------------------------

ROB | Claymore/Robb Report Global Luxury Index ETF(4)

                                                       NUMBER         PERCENTAGE
PREMIUM/DISCOUNT RANGE                                OF DAYS      OF TOTAL DAYS
--------------------------------------------------------------------------------
Greater than 2.0%                                          28              6.09%
Between 1.5% and 2.0%                                      11              2.39%
Between 1.0% and 1.5%                                      28              6.09%
Between 0.5% and 1.0%                                      66             14.35%
Between -0.5% and 0.5%                                    192             41.74%
Between -0.5% and -1.0%                                    52             11.30%
Between -1.0% and -1.5%                                    38              8.26%
Between -1.5% and -2.0%                                    17              3.69%
Less than -2.0%                                            28              6.09%
--------------------------------------------------------------------------------

ENY | Claymore/SWM Canadian Energy Income Index ETF(2)

                                                       NUMBER         PERCENTAGE
PREMIUM/DISCOUNT RANGE                                OF DAYS      OF TOTAL DAYS
--------------------------------------------------------------------------------
Greater than 2.0%                                          37              7.69%
Between 1.5% and 2.0%                                      16              3.33%
Between 1.0% and 1.5%                                      37              7.69%
Between 0.5% and 1.0%                                      60             12.47%
Between -0.5% and 0.5%                                    258             53.64%
Between -0.5% and -1.0%                                    52             10.81%
Between -1.0% and -1.5%                                    10              2.08%
Between -1.5% and -2.0%                                     6              1.25%
Less than -2.0%                                             5              1.04%
--------------------------------------------------------------------------------

CRO | Claymore/Zacks Country Rotation ETF(3)

                                                       NUMBER         PERCENTAGE
PREMIUM/DISCOUNT RANGE                                OF DAYS      OF TOTAL DAYS
--------------------------------------------------------------------------------
Greater than 2.0%                                          36              7.56%
Between 1.5% and 2.0%                                      25              5.25%
Between 1.0% and 1.5%                                      52             10.93%
Between 0.5% and 1.0%                                      75             15.76%
Between -0.5% and 0.5%                                    158             33.19%
Between -0.5% and -1.0%                                    58             12.19%
Between -1.0% and -1.5%                                    29              6.09%
Between -1.5% and -2.0%                                    19              3.99%
Less than -2.0%                                            24              5.04%
--------------------------------------------------------------------------------

HGI | Claymore/Zacks International Multi-Asset Income Index ETF(3)

                                                       NUMBER         PERCENTAGE
PREMIUM/DISCOUNT RANGE                                OF DAYS      OF TOTAL DAYS
--------------------------------------------------------------------------------
Greater than 2.0%                                          48             10.08%
Between 1.5% and 2.0%                                      28              5.88%
Between 1.0% and 1.5%                                      47              9.87%
Between 0.5% and 1.0%                                      69             14.51%
Between -0.5% and 0.5%                                    136             28.58%
Between -0.5% and -1.0%                                    49             10.29%
Between -1.0% and -1.5%                                    39              8.19%
Between -1.5% and -2.0%                                    21              4.41%
Less than -2.0%                                            39              8.19%
--------------------------------------------------------------------------------

(1)   Commenced operations June 27, 2007.

(2)   Commenced operations July 3, 2007.

(3)   Commenced operations July 11, 2007.

(4)   Commenced operations July 30, 2007.

(5)   Commenced operations November 9, 2007

(6)   Commenced operations December 18, 2007.

(7)   Commenced operations January 30, 2008.

(8)   Commenced operations June 12, 2008.

(9)   Commenced operations August 25, 2008.

                                               Annual Report | May 31, 2009 | 31

Claymore Exchange-Traded Fund Trust 2

Overview of FUND EXPENSES | AS OF MAY 31,2009

As a shareholder of Claymore/AlphaShares China Real Estate ETF; Claymore/AlphaShares China Small Cap Index ETF; Claymore/Beacon Global Exchanges, Brokers & Asset Managers Index ETF; Claymore/Beacon Global Timber Index ETF; Claymore/BNY Mellon Frontier Markets ETF; Claymore/Delta Global Shipping Index ETF; Claymore/Robb Report Global Luxury Index ETF; Claymore/SWM Canadian Energy Income Index ETF; Claymore/Zacks Country Rotation ETF; and Claymore/Zacks International Multi-Asset Income Index ETF, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended 5/31/09.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6),then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                  ANNUALIZED EXPENSE             EXPENSES
                                                       BEGINNING          ENDING       RATIO FOR THE          PAID DURING
                                                   ACCOUNT VALUE   ACCOUNT VALUE    SIX MONTHS ENDED            PERIOD(1)
-------------------------------------------------------------------------------------------------------------------------
                                                        12/01/08         5/31/09             5/31/09   12/01/08 - 5/31/09
-------------------------------------------------------------------------------------------------------------------------
CLAYMORE/ALPHASHARES CHINA REAL ESTATE ETF(2)
   Actual                                          $    1,000.00   $    1,755.68               0.70%   $             4.81
   Hypothetical (5% annual return before expenses)      1,000.00        1,021.44               0.70%                 3.53

CLAYMORE/ALPHASHARES CHINA SMALL CAP INDEX ETF(2)
   Actual                                               1,000.00        1,840.21               0.81%                 5.74
   Hypothetical (5% annual return before
     expenses)                                          1,000.00        1,020.89               0.81%                 4.08

CLAYMORE/BEACON GLOBAL EXCHANGES, BROKERS & ASSET
   MANAGERS INDEX ETF(2)
   Actual                                               1,000.00        1,354.27               0.70%                 4.11
   Hypothetical (5% annual return before
     expenses)                                          1,000.00        1,021.44               0.70%                 3.53

CLAYMORE/BEACON GLOBAL TIMBER INDEX ETF(2)
   Actual                                               1,000.00        1,355.37               0.70%                 4.11
   Hypothetical (5% annual return before
     expenses)                                          1,000.00        1,021.44               0.70%                 3.53

CLAYMORE/BNY MELLON FRONTIER MARKETS ETF(2)
   Actual                                               1,000.00        1,222.49               0.95%                 5.26
   Hypothetical (5% annual return before
     expenses)                                          1,000.00        1,020.19               0.95%                 4.78

CLAYMORE/DELTA GLOBAL SHIPPING INDEX ETF(2)
   Actual                                               1,000.00        1,415.94               0.95%                 5.72
   Hypothetical (5% annual return before
     expenses)                                          1,000.00        1,020.19               0.95%                 4.78

CLAYMORE/ROBB REPORT GLOBAL LUXURY INDEX ETF(2)
   Actual                                               1,000.00        1,244.62               0.75%                 4.20
   Hypothetical (5% annual return before
     expenses)                                          1,000.00        1,021.19               0.75%                 3.78

CLAYMORE/SWM CANADIAN ENERGY INCOME INDEX ETF(2)
   Actual                                               1,000.00        1,122.18               0.70%                 3.70
   Hypothetical (5% annual return before
     expenses)                                          1,000.00        1,021.44               0.70%                 3.53
-------------------------------------------------------------------------------------------------------------------------

32 | Annual Report | May 31, 2008

Claymore Exchange-Traded Fund Trust 2 | OVERVIEW OF FUND EXPENSES continued

                                                                                  ANNUALIZED EXPENSE             EXPENSES
                                                       BEGINNING          ENDING       RATIO FOR THE          PAID DURING
                                                   ACCOUNT VALUE   ACCOUNT VALUE    SIX MONTHS ENDED            PERIOD(1)
-------------------------------------------------------------------------------------------------------------------------
                                                        12/01/08         5/31/09             5/31/09   12/01/08 - 5/31/09
-------------------------------------------------------------------------------------------------------------------------
CLAYMORE/ZACKS COUNTRY ROTATION ETF(2)
   Actual                                          $    1,000.00   $    1,166.18               0.70%   $             3.78
   Hypothetical (5% annual return before
     expenses)                                          1,000.00        1,021.44               0.70%                 3.53

CLAYMORE/ZACKS INTERNATIONAL MULTI-ASSET INCOME
INDEX ETF(2)
   Actual                                               1,000.00        1,244.47               0.70%                 3.92
   Hypothetical (5% annual return before
     expenses)                                          1,000.00        1,021.44               0.70%                 3.53
-------------------------------------------------------------------------------------------------------------------------

(1) Actual and hypothetical expenses are calculated using the annualized expense ratio. This represents the ongoing expenses of the Fund as a percentage of net assets for the six-months ended May 31,2009.Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value over the period; then multiplying the result by 182/365.

(2) The expense ratios reflect an expense waiver. Please see the Notes to Financial Statements for more information.

Assumes all dividends and distributions were reinvested.

                                               Annual Report | May 31, 2009 | 33

CLAYMORE EXCHANGE-TRADED FUND TRUST 2

PORTFOLIO OF INVESTMENTS | MAY 31, 2009

TAO | Claymore/AlphaShares China Real Estate ETF

   NUMBER
OF SHARES   DESCRIPTION                                                    VALUE
--------------------------------------------------------------------------------
            COMMON STOCKS - 99.6%
            CHINA - 98.6%
  732,000   Agile Property Holdings Ltd.                           $     897,013
1,082,000   Champion Real Estate Investment Trust - REIT                 372,651
  129,000   Cheung Kong Holdings Ltd.                                  1,594,113
  886,000   China Overseas Land & Investment Ltd.                      1,867,453
  742,000   China Resources Land Ltd.                                  1,722,821
  333,000   Chinese Estates Holdings Ltd.                                510,299
1,309,000   Country Garden Holdings Co.                                  631,502
   21,253   E-House China Holdings Ltd., ADR (a)                         311,356
  958,000   Franshion Properties China Ltd.                              357,131
  142,000   Great Eagle Holdings Ltd.                                    294,902
1,802,000   Guangzhou Investment Co. Ltd.                                409,102
  482,400   Guangzhou R&F Properties Co. Ltd.- Class H                 1,090,198
  396,000   Hang Lung Group Ltd.                                       1,790,387
  549,000   Hang Lung Properties Ltd.                                  1,855,400
  313,000   Henderson Land Development Co. Ltd.                        1,889,531
  488,000   Hongkong Land Holdings Ltd.                                1,698,240
  293,500   Hopewell Holdings Ltd.                                       902,943
  288,000   Hopson Development Holdings Ltd.                             416,821
  291,000   Hysan Development Co. Ltd.                                   673,409
  319,500   Kerry Properties Ltd.                                      1,353,848
  425,000   KWG Property Holding Ltd.                                    253,276
  729,000   Link (The) - REIT                                          1,431,219
  238,000   Neo-China Land Group Holdings Ltd.(b)                         94,864
  532,800   New World China Land Ltd.                                    302,399
1,153,000   New World Development Ltd.                                 2,171,431
2,262,000   Renhe Commercial Holdings Co. Ltd.(a)                        449,342
  810,000   Shenzhen Investment Ltd.                                     348,976
  605,500   Shimao Property Holdings Ltd.                              1,037,232
  998,300   Shui On Land Ltd.                                            643,865
  516,000   Shun Tak Holdings Ltd.                                       360,090
1,088,000   Sino Land Co.                                              2,018,141
1,444,500   Sino-Ocean Land Holdings Ltd.                              1,470,139
  899,500   Soho China Ltd.                                              573,181
  142,000   Sun Hung Kai Properties Ltd.                               1,767,582
  179,500   Swire Pacific Ltd.- Class A                                1,794,444
  472,500   Swire Pacific Ltd.- Class B                                  878,883
  458,000   Wharf Holdings Ltd.                                        1,896,419
  395,000   Wheelock & Co. Ltd.                                        1,120,943
--------------------------------------------------------------------------------
                                                                      39,251,546
--------------------------------------------------------------------------------
   NUMBER
OF SHARES   DESCRIPTION                                                    VALUE
--------------------------------------------------------------------------------
            SINGAPORE - 1.0%
  256,000   Yanlord Land Group Ltd.                                $     386,228
--------------------------------------------------------------------------------
            TOTAL INVESTMENTS - 99.6%
            (Cost $36,696,512)                                        39,637,774
            Other Assets in excess of Liabilities - 0.4%                 164,050
--------------------------------------------------------------------------------
            NET ASSETS - 100.0%                                    $  39,801,824
================================================================================

ADR - American Depositary Receipt

Ltd.- Limited

REIT - Real Estate Investment Trust

(a)   Non-income producing security.

(b) Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $94,864 which represents 0.2% of net assets.

See notes to financial statements.

34 | Annual Report | May 31, 2009

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 | PORTFOLIO OF INVESTMENTS continued

HAO | Claymore/AlphaShares China Small Cap Index ETF

    NUMBER
 OF SHARES   DESCRIPTION                                                   VALUE
--------------------------------------------------------------------------------
             COMMON STOCKS - 99.3%
             CONSUMER DISCRETIONARY - 14.0%
   664,000   AviChina Industry & Technology Co.(a)                 $     175,584
 1,292,000   China Dongxiang Group Co.                                   724,963
   830,000   China Hongxing Sports Ltd.                                  106,267
 1,278,000   China Travel International Investment Hong Kong
             Ltd.                                                        306,625
    26,913   Ctrip.com International Ltd., ADR                         1,102,087
 2,212,000   Denway Motors Ltd.                                        1,067,138
 1,242,000   Dongfeng Motor Group Co. Ltd.                             1,191,951
    61,649   Focus Media Holding Ltd., ADR (a)                           530,181
   228,000   Golden Eagle Retail Group Ltd.                              227,047
     9,869   Home Inns & Hotels Management, Inc., ADR (a)                152,772
   271,000   Intime Department Store Group Co. Ltd.                      114,659
   338,500   Li Ning Co. Ltd.                                            828,741
   242,000   Minth Group Ltd.                                            184,175
    13,155   New Oriental Education & Technology Group, ADR
             (a)                                                         722,999
   609,500   Parkson Retail Group Ltd.                                   952,884
   157,500   Ports Design Ltd.                                           310,027
   642,000   Shanghai Jin Jiang International Hotels Group
             Co. Ltd.                                                    141,610
--------------------------------------------------------------------------------
                                                                       8,839,710
--------------------------------------------------------------------------------
             CONSUMER STAPLES - 6.1%
    30,396   American Oriental Bioengineering, Inc.(a)                   147,421
   926,640   Chaoda Modern Agriculture Holdings Ltd.                     582,108
   722,000   China Agri-Industries Holdings Ltd.(a)                      473,113
   330,000   China Foods Ltd.                                            184,317
   228,000   China Green Holdings Ltd.                                   208,813
   235,500   China Huiyuan Juice Group Ltd.                              162,521
   411,000   China Yurun Food Group Ltd.                                 576,812
   638,000   Global Bio-Chem Technology Group Co. Ltd.                   119,331
   161,000   Hsu Fu Chi International Ltd.                               125,907
   103,000   Lianhua Supermarket Holdings Co. Ltd.                       154,120
   308,000   People's Food Holdings Ltd.                                 131,091
   762,000   Pine Agritech Ltd.(a)                                        81,740
   146,000   Tsingtao Brewery Co. Ltd.                                   408,673
   452,000   Uni-President China Holdings Ltd.                           227,388
   237,000   Wumart Stores, Inc.                                         266,886
--------------------------------------------------------------------------------
                                                                       3,850,241
--------------------------------------------------------------------------------

    NUMBER
 OF SHARES   DESCRIPTION                                                   VALUE
--------------------------------------------------------------------------------
             ENERGY - 4.3%
   738,000   China Oilfield Services Ltd.                          $     804,409
 1,050,000   CNPC Hong Kong Ltd.                                         732,741
   934,000   Yanzhou Coal Mining Co. Ltd.                              1,159,006
--------------------------------------------------------------------------------
                                                                       2,696,156
--------------------------------------------------------------------------------
             FINANCIALS - 17.4%
   740,000   Agile Property Holdings Ltd.                                906,816
   478,000   Beijing Capital Land Ltd.                                   178,809
   352,000   China Everbright Ltd.                                       841,814
   294,000   China Insurance International Holdings Co. Ltd. (a)         549,894
 1,301,000   Country Garden Holdings Co.                                 627,643
    21,290   E-House China Holdings Ltd., ADR (a)                        311,899
   942,000   Franshion Properties China Ltd.                             351,166
   278,000   Greentown China Holdings Ltd.(a)                            301,223
 1,778,000   Guangzhou Investment Co. Ltd.                               403,653
   480,400   Guangzhou R&F Properties Co. Ltd.                         1,085,678
   426,500   KWG Property Holding Ltd.                                   254,170
 1,128,000   PICC Property & Casualty Co. Ltd.(a)                        756,617
 2,252,000   Renhe Commercial Holdings Co. Ltd.(a)                       447,356
   794,000   Shenzhen Investment Ltd.                                    342,083
   605,500   Shimao Property Holdings Ltd.                             1,037,232
 1,443,500   Sino-Ocean Land Holdings Ltd.                             1,469,121
   896,000   Soho China Ltd.                                             570,951
 1,804,000   United Energy Group Ltd.(a)                                 137,294
   259,000   Yanlord Land Group Ltd.(Singapore)                          390,754
--------------------------------------------------------------------------------
                                                                      10,964,173
--------------------------------------------------------------------------------
             HEALTH CARE - 3.3%
    11,184   China Medical Technologies, Inc., ADR                       228,377
   368,000   China Pharmaceutical Group Ltd.                             209,339
    34,124   Mindray Medical International Ltd., ADR                     785,193
   216,000   Shandong Weigao Group Medical Polymer Co. Ltd.              517,682
    15,941   Simcere Pharmaceutical Group, ADR (a)                       119,558
    22,839   WuXi PharmaTech Cayman, Inc., ADR (a)                       194,132
--------------------------------------------------------------------------------
                                                                       2,054,281
--------------------------------------------------------------------------------

See notes to financial statements.

                                               Annual Report | May 31, 2009 | 35

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 | PORTFOLIO OF INVESTMENTS continued

    NUMBER
 OF SHARES   DESCRIPTION                                                   VALUE
--------------------------------------------------------------------------------
             INDUSTRIALS - 23.8%
 1,030,000   Air China Ltd.(a)                                     $    507,533
   234,000   Anhui Expressway Co.                                       142,469
   900,000   Beijing Capital International Airport Co. Ltd.(a)          708,168
   638,000   China Eastern Airlines Corp. Ltd.(a)                       143,197
   659,000   China Everbright International Ltd.                        209,115
   547,000   China National Materials Co. Ltd.                          467,099
 1,778,000   China Shipping Container Lines Co. Ltd.(a)                 557,316
   614,000   China Shipping Development Co. Ltd.                        907,647
   726,000   China South Locomotive and Rolling Stock Corp.             474,797
   835,000   China Southern Airlines Co. Ltd.                           255,269
   418,000   China State Construction International Holdings Ltd.       152,051
   776,000   Citic Pacific Ltd.                                       1,781,745
 1,008,000   Citic Resources Holdings Ltd.(a)                           288,654
   526,000   COSCO Pacific Ltd.                                         712,424
    79,400   Dongfang Electric Corp. Ltd.                               307,260
   680,000   Guangshen Railway Co. Ltd.                                 321,913
   246,000   GZI Transportation Ltd.                                     92,975
   314,000   Harbin Power Equipment Co. Ltd.                            336,990
   592,000   Jiangsu Expressway Co. Ltd.                                411,599
   458,000   Lonking Holdings Ltd.                                      236,905
 1,474,000   Shanghai Electric Group Co. Ltd.                           695,893
   256,000   Shanghai Industrial Holdings Ltd.                        1,013,776
   340,000   Shenzhen Expressway Co. Ltd.                               150,431
 3,950,000   Shenzhen International Holdings                            280,236
   406,000   Sichuan Expressway Co. Ltd.(a)                             135,641
   738,000   Sinotrans Ltd.                                             191,345
   611,000   Sinotrans Shipping Ltd.                                    316,833
   382,500   Sinotruk Hong Kong Ltd.                                    446,030
    48,594   Suntech Power Holdings Co. Ltd., ADR (a)                   794,026
   234,000   Tianjin Development Holdings                               130,999
   102,000   Weichai Power Co. Ltd.                                     382,875
   986,000   Yangzijiang Shipbuilding Holdings Ltd.(Singapore)          549,313
   682,000   Zhejiang Expressway Co. Ltd.                               530,476
   221,000   Zhuzhou CSR Times Electric Co. Ltd.                        322,703
--------------------------------------------------------------------------------
                                                                     14,955,703
--------------------------------------------------------------------------------
    NUMBER
 OF SHARES   DESCRIPTION                                                   VALUE
--------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY - 16.3%
   322,000   AAC Acoustic Technologies Holdings, Inc.         $         264,997
   536,000   Alibaba.com Ltd.(a)                                      1,049,543
    12,287   AsiaInfo Holdings, Inc.(a)                                 257,535
   269,000   Byd Co. Ltd.(a)                                          1,073,932
   289,000   BYD Electronic International Co. Ltd.(a)                   205,033
    13,908   China Digital TV Holding Co. Ltd., ADR                     125,172
   251,000   Digital China Holdings Ltd.                                173,217
    42,602   Giant Interactive Group, Inc., ADR                         319,089
   279,000   Kingboard Chemical Holdings Ltd.                           723,376
   319,000   Kingsoft Corp.Ltd.                                         210,681
 2,168,000   Lenovo Group Ltd.                                          866,932
    30,276   Netease.com, ADR (a)                                     1,046,944
10,632,000   Semiconductor Manufacturing International Corp.(a)         562,293
    14,708   Shanda Interactive Entertainment Ltd., ADR (a)             847,475
    26,426   Sina Corp.(a)                                              742,835
    13,439   Sohu.com, Inc.(a)                                          848,538
     5,823   The9 Ltd., ADR                                              53,222
   704,000   TPV Technology Ltd.                                        288,778
   284,000   Travelsky Technology Ltd.                                  149,100
   137,708   ZTE Corp.                                                  460,069
--------------------------------------------------------------------------------
                                                                     10,268,761
--------------------------------------------------------------------------------
             MATERIALS - 11.8%
   522,000   Angang Steel Co. Ltd.                                      774,341
   201,000   Asia Cement China Holdings Corp.(a)                        160,232
   840,000   China BlueChemical Ltd.                                    488,675
   616,000   China Molybdenum Co. Ltd.                                  410,010
   496,000   China National Building Material Co. Ltd.                1,081,265
   869,000   China Shanshui Cement Group Ltd.                           536,932
   391,000   FerroChina Ltd.(a) (b)                                          --
   778,000   Hunan Non-Ferrous Metal Corp.Ltd.(a)                       184,655
   655,000   Jiangxi Copper Co. Ltd.                                  1,083,161
   201,200   Lee & Man Paper Manufacturing Ltd.                         216,710
   828,000   Maanshan Iron & Steel (a)                                  457,128
   628,000   Nine Dragons Paper Holdings Ltd.                           454,450
 1,628,000   Shougang Concord International Enterprises Co. Ltd.        285,599
   838,000   Sinofert Holdings Ltd.                                     404,277
 1,094,000   Sinopec Shanghai Petrochemical Co. Ltd.(a)                 405,007
   648,000   Sinopec Yizheng Chemical Fibre Co. Ltd.(a)                 132,068
   207,500   Zhaojin Mining Industry Co. Ltd.                           336,180
--------------------------------------------------------------------------------
                                                                      7,410,690
--------------------------------------------------------------------------------

See notes to financial statements.

36 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust 2 | PORTFOLIO OF INVESTMENTS continued

    NUMBER
 OF SHARES   DESCRIPTION                                                   VALUE
--------------------------------------------------------------------------------
             TELECOMMUNICATION SERVICES - 0.8%
   832,000   China Communications Services Corp.Ltd.               $    505,485
--------------------------------------------------------------------------------
             UTILITIES - 1.5%
   762,000   China Power International Development Ltd.(a)              209,362
 1,138,000   Guangdong Investment Ltd.                                  573,962
   678,000   Huadian Power International Co.(a)                         187,157
--------------------------------------------------------------------------------
                                                                        970,481
--------------------------------------------------------------------------------
             TOTAL INVESTMENTS - 99.3%
             (Cost $47,596,922)                                      62,515,681
             Other Assets in excess of Liabilities - 0.7%               422,683
--------------------------------------------------------------------------------
             NET ASSETS - 100.0%                                   $ 62,938,364
================================================================================

ADR - American Depositary Receipt

(a)   Non-income producing security.

(b) Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $0 which represents 0.0% of net assets.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

                                               Annual Report | May 31, 2009 | 37

Claymore Exchange-Traded Fund Trust 2 | PORTFOLIO OF INVESTMENTS continued

EXB | Claymore/Beacon Global Exchanges, Brokers & Asset Managers Index ETF

    NUMBER
 OF SHARES   DESCRIPTION                                                   VALUE
--------------------------------------------------------------------------------
             COMMON STOCKS - 96.0%
             AUSTRALIA - 3.8%
     2,113   ASX Ltd.                                              $     58,589
     2,161   Macquarie Group Ltd.                                        54,747
--------------------------------------------------------------------------------
                                                                        113,336
--------------------------------------------------------------------------------
             BERMUDA - 1.6%
     3,131   Invesco Ltd.                                                49,000
--------------------------------------------------------------------------------
             CANADA - 3.3%
       569   AGF Management Ltd.- Class B                                 6,828
     1,980   CI Financial Corp.                                          32,524
       344   GMP Capital, Inc.                                            3,045
       807   IGM Financial, Inc.                                         28,059
       917   TMX Group, Inc.                                             27,390
--------------------------------------------------------------------------------
                                                                         97,846
--------------------------------------------------------------------------------
             GERMANY - 4.3%
     1,405   Deutsche Boerse AG                                         122,385
       388   MLP AG                                                       5,108
--------------------------------------------------------------------------------
                                                                        127,493
--------------------------------------------------------------------------------
             HONG KONG - 5.7%
     8,000   First Shanghai Investments Ltd.(a)                           1,156
    10,800   Hong Kong Exchanges and Clearing Ltd.                      166,478
     5,000   Shenyin Wanguo HK Ltd.                                       2,889
--------------------------------------------------------------------------------
                                                                        170,523
--------------------------------------------------------------------------------
             ICELAND - 0.0%
   241,643   Straumur-Burdaras Fjarfestingabanki hf (a) (b)                   -
--------------------------------------------------------------------------------
             ITALY - 1.5%
       844   Azimut Holding SpA                                           7,855
     3,171   Mediobanca SpA                                              38,016
--------------------------------------------------------------------------------
                                                                         45,871
--------------------------------------------------------------------------------
             JAPAN - 9.9%
     9,000   Daiwa Securities Group, Inc.                                56,383
       200   Ichiyoshi Securities Co. Ltd.                                1,446
       400   Jafco Co. Ltd.                                              12,215
         3   kabu.com Securities Co. Ltd.                                 3,394
       300   Marusan Securities Co. Ltd.                                  1,792
       800   Matsui Securities Co. Ltd.                                   6,462
     1,000   Mito Securities Co. Ltd.                                     2,891
     2,000   Mizuho Investors Securities Co. Ltd.                         2,221
     8,000   Mizuho Securities Co. Ltd.                                  23,131
         7   Monex Group, Inc.                                            2,607
    18,800   Nomura Holdings, Inc.                                      141,017
     1,000   Okasan Securities Group, Inc.                                4,473
         3   Osaka Securities Exchange Co. Ltd.                          13,986

    NUMBER
 OF SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------
       112   SBI Holdings, Inc.                                    $     17,893
     2,000   Tokai Tokyo Financial Holdings                               5,783
--------------------------------------------------------------------------------
                                                                        295,694
--------------------------------------------------------------------------------
             MEXICO - 0.2%
     6,600   Bolsa Mexicana de Valores SA de CV (a)                       5,775
--------------------------------------------------------------------------------
             NETHERLANDS - 0.3%
       563   BinckBank NV                                                 7,236
       236   Van der Moolen Holding NV (a)                                  618
--------------------------------------------------------------------------------
                                                                          7,854
--------------------------------------------------------------------------------
             SINGAPORE - 1.9%
    11,000   Singapore Exchange Ltd.                                     55,953
--------------------------------------------------------------------------------
             SOUTH AFRICA - 0.2%
       910   JSE Ltd.                                                     5,602
--------------------------------------------------------------------------------
             SPAIN - 1.0%
       907   Bolsas y Mercados Espanoles                                 28,911
--------------------------------------------------------------------------------
             SWITZERLAND - 2.9%
       521   EFG International AG                                         6,888
     1,623   Julius Baer Holding AG                                      68,241
        75   Partners Group Holding AG                                    7,455
       173   Vontobel Holding AG                                          4,461
--------------------------------------------------------------------------------
                                                                         87,045
--------------------------------------------------------------------------------
             UNITED KINGDOM - 6.0%
     7,411   3i Group PLC                                                28,920
     5,901   Aberdeen Asset Management PLC                               12,323
     2,050   Ashmore Group PLC                                            6,909
       353   Climate Exchange PLC (Isle of Man) (a)                       3,643
     3,664   ICAP PLC                                                    23,220
       675   Intermediate Capital Group PLC                               4,996
     2,647   London Stock Exchange Group PLC                             29,431
    13,081   Man Group PLC                                               50,889
       953   Schroders PLC                                               13,277
     1,573   Tullett Prebon PLC                                           7,508
--------------------------------------------------------------------------------
                                                                        181,116
--------------------------------------------------------------------------------
             UNITED STATES - 53.4%
       315   Affiliated Managers Group, Inc.(a)                          17,675
     1,397   Allied Capital Corp.                                         4,177
     1,691   American Capital Ltd.                                        4,650
     1,676   Ameriprise Financial, Inc.                                  50,615
     1,112   Apollo Investment Corp.                                      6,127
       103   BGC Partners, Inc.- Class A                                    347
       173   BlackRock, Inc.                                             27,594
     6,447   Charles Schwab Corp.(The)                                  113,467

See notes to financial statements.

38 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust 2 | PORTFOLIO OF INVESTMENTS continued

EXB | Claymore/Beacon Global Exchanges, Brokers & Asset Managers Index ETF (continued)

    NUMBER
 OF SHARES   DESCRIPTION                                                   VALUE
--------------------------------------------------------------------------------
             UNITED STATES (continued)
       477   CME Group, Inc.                                       $    153,422
       132   Cohen & Steers, Inc.                                         2,037
     4,183   E*Trade Financial Corp.(a)                                   6,024
       896   Eaton Vance Corp.                                           24,282
        74   Evercore Partners, Inc.- Class A                             1,430
       179   FCStone Group, Inc.(a)                                         730
       689   Federated Investors, Inc.- Class B                          17,246
     3,145   Fortress Investment Group LLC - Class A                     14,624
     1,164   Franklin Resources, Inc.                                    77,813
        47   GAMCO Investors, Inc.- Class A                               2,470
       484   GFI Group, Inc.                                              2,909
     1,321   GLG Partners, Inc.                                           4,822
     1,604   Goldman Sachs Group, Inc.(The)                             231,890
       134   Greenhill & Co., Inc.                                        9,849
       257   Hercules Technology Growth Capital, Inc.                     1,928
       898   IntercontinentalExchange, Inc.(a)                           96,795
       315   Investment Technology Group, Inc.(a)                         6,552
     1,223   Janus Capital Group, Inc.                                   12,401
       886   Jefferies Group, Inc.(a)                                    19,164
       220   KBW, Inc.(a)                                                 5,727
       664   Knight Capital Group, Inc.- Class A (a)                     11,427
       383   LaBranche & Co., Inc.(a)                                     1,651
     1,094   Legg Mason, Inc.                                            21,092
       431   MarketAxess Holdings, Inc.(a)                                4,547
     7,648   Morgan Stanley                                             231,887
     1,692   Nasdaq OMX Group (The) (a)                                  35,718
     1,833   Northern Trust Corp.                                       105,672
     3,204   NYSE Euronext                                               96,120
       302   optionsXpress Holdings, Inc.                                 5,161
       112   Piper Jaffray Cos.(a)                                        4,040
       702   Raymond James Financial, Inc.                               11,162
     1,036   SEI Investments Co.                                         15,985
       196   Stifel Financial Corp.(a)                                    8,534
       201   SWS Group, Inc.                                              2,575
     1,969   T Rowe Price Group, Inc.                                    79,882
     1,635   TD Ameritrade Holding Corp.(a)                              27,860
         1   Teton Advisors, Inc.(a) (b)                                      1
       233   TradeStation Group, Inc.(a)                                  1,911
       657   Waddell & Reed Financial, Inc.- Class A                     16,031
--------------------------------------------------------------------------------
                                                                      1,598,023
--------------------------------------------------------------------------------

    NUMBER
 OF SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------
             TOTAL COMMON STOCKS - 96.0%
             (Cost $5,331,399)                                     $  2,870,042
--------------------------------------------------------------------------------
             MASTER LIMITED PARTNERSHIPS - 4.7%
             UNITED STATES - 4.7%
       627   AllianceBernstein Holding L.P.                              11,963
     8,446   Blackstone Group L.P.(The)                                  92,484
     2,729   Och-Ziff Capital Management Group LLC - Class A             26,963
       308   W.P.Carey & Co.LLC                                           8,020
--------------------------------------------------------------------------------
             TOTAL MASTER LIMITED PARTNERSHIPS
             (Cost $173,935)                                            139,430
--------------------------------------------------------------------------------
             RIGHTS - 0.0%
             UNITED KINGDOM - 0.0%
         1   3i Group PLC
             (Cost $2)                                                        2
--------------------------------------------------------------------------------
             TOTAL INVESTMENTS - 100.7%
             (Cost $5,505,336)                                        3,009,474
             Liabilities in excess of Other Assets - (0.7%)             (20,270)
--------------------------------------------------------------------------------
             NET ASSETS - 100.0%                                   $  2,989,204
================================================================================

AG - Corporation

hf - Limited Liability Company

LLC - Limited Liability Company

L.P.- Limited Partnership

NV - Publicly Traded Company

PLC - Public Limited Company

SpA - Joint Stock Company

(a)  Non-income producing security.

(b) Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $1 which represents 0.0% of net assets.

See notes to financial statements.

                                               Annual Report | May 31, 2009 | 39

Claymore Exchange-Traded Fund Trust 2 | PORTFOLIO OF INVESTMENTS continued

CUT | Claymore/Beacon Global Timber Index ETF

    NUMBER
 OF SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------
             COMMON STOCKS - 83.8%
             AUSTRALIA - 4.2%
 2,417,537   Gunns Ltd.                                      $        1,906,091
--------------------------------------------------------------------------------
             BERMUDA - 4.1%
30,796,000   China Grand Forestry Resources Group Ltd.(a)             1,886,913
--------------------------------------------------------------------------------
             CANADA - 8.6%
   129,579   Canfor Corp.(a)                                            663,386
   200,074   Sino-Forest Corp.(a)                                     2,318,799
    35,690   West Fraser Timber Co., Ltd.                               946,479
--------------------------------------------------------------------------------
                                                                      3,928,664
--------------------------------------------------------------------------------
             IRELAND - 9.1%
   741,701   Smurfit Kappa Group PLC                                  4,200,413
--------------------------------------------------------------------------------
             JAPAN - 9.3%
   309,500   Hokuetsu Paper Mills Ltd.                                1,387,732
   326,000   OJI Paper Co., Ltd.                                      1,512,943
   192,700   Sumitomo Forestry Co., Ltd.                              1,382,845
--------------------------------------------------------------------------------
                                                                      4,283,520
--------------------------------------------------------------------------------
             PORTUGAL - 3.6%
   693,182   Portucel Empresa Produtora de Pasta e Papel SA           1,648,357
--------------------------------------------------------------------------------
             SOUTH AFRICA - 4.9%
   644,707   Sappi Ltd., ADR                                          2,250,027
--------------------------------------------------------------------------------
             SPAIN - 4.0%
   510,166   Grupo Empresarial Ence SA                                1,841,392
--------------------------------------------------------------------------------
             SWEDEN - 8.1%
    72,782   Holmen AB - B Shares                                     1,795,498
   168,282   Svenska Cellulosa AB - B Shares                          1,936,968
--------------------------------------------------------------------------------
                                                                      3,732,466
--------------------------------------------------------------------------------
             UNITED STATES - 27.9%
     8,590   Deltic Timber Corp.                                        288,452
    26,791   Greif, Inc.- Class A                                     1,294,541
   172,281   International Paper Co.                                  2,475,678
   120,384   MeadWestvaco Corp.                                       1,922,533
    31,875   Plum Creek Timber Co., Inc.- REIT                        1,104,469
    39,891   Potlatch Corp.- REIT                                     1,044,346
    45,156   Rayonier, Inc.- REIT                                     1,806,240
    41,619   Sonoco Products Co.                                      1,013,839
    40,259   Wausau Paper Corp.                                         291,475
    46,831   Weyerhaeuser Co.                                         1,572,585
--------------------------------------------------------------------------------
                                                                     12,814,158
--------------------------------------------------------------------------------
             TOTAL COMMON STOCKS - 83.8%
             (Cost $47,493,132)                                      38,492,001
--------------------------------------------------------------------------------

    NUMBER
 OF SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------
             PREFERRED STOCK - 14.1%
             BRAZIL - 14.1%
   190,664   Aracruz Celulose SA, ADR                        $        3,258,448
   272,494   Votorantim Celulose e Papel SA, ADR (a)                  3,234,504
--------------------------------------------------------------------------------
             (Cost $8,057,351)                                        6,492,952
--------------------------------------------------------------------------------
             INCOME TRUST - 1.9%
             CANADA - 1.9%
   246,980   TimberWest Forest Corp.                                    845,204
             (Cost $1,142,408)
--------------------------------------------------------------------------------
             TOTAL INVESTMENTS - 99.8%
             (Cost $56,692,891)                                      45,830,157
             Other Assets in excess of Liabilities - 0.2%                84,919
--------------------------------------------------------------------------------
             NET ASSETS - 100.0%                             $       45,915,076
================================================================================

AB - Corporation

ADR - American Depositary Receipt

Ltd.- Limited

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SA - Corporation

(a)   Non-income producing security.

See notes to financial statements.

40 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust 2 | PORTFOLIO OF INVESTMENTS continued

FRN | Claymore/BNY Mellon Frontier Markets ETF

    NUMBER
 OF SHARES   DESCRIPTION                                                   VALUE
--------------------------------------------------------------------------------
             COMMON STOCKS - 88.6%
             BAHRAIN - 0.9%
    13,713   Gulf Finance House EC - GDR (a)                 $          137,130
--------------------------------------------------------------------------------
             CHILE - 24.6%
     4,246   Banco de Chile - ADR                                       176,542
     9,785   Banco Santander Chile - ADR                                407,545
     5,541   Cia Cervecerias Unidas SA - ADR                            179,750
     5,098   CorpBanca SA - ADR                                         140,195
    25,636   Empresa Nacional de Electricidad SA - ADR                1,145,673
    60,270   Enersis SA - ADR                                         1,031,220
    32,805   Lan Airlines SA - ADR                                      366,760
     8,927   Madeco SA - ADR                                             55,258
     5,335   Vina Concha y Toro SA - ADR                                197,662
--------------------------------------------------------------------------------
                                                                      3,700,605
--------------------------------------------------------------------------------
             COLOMBIA - 7.1%
    47,926   Ecopetrol SA - ADR                                       1,068,270
--------------------------------------------------------------------------------
             CZECH REPUBLIC - 2.7%
     9,811   Komercni Banka AS - GDR (a)                                408,628
--------------------------------------------------------------------------------
             EGYPT - 15.7%
    58,041   Commercial International Bank - GDR                        464,328
    27,131   Egyptian Financial Group-Hermes Holding - GDR              219,761
    20,614   Orascom Construction Industries - GDR                      669,955
    21,470   Orascom Telecom Holding SAE - GDR                          633,365
     9,589   Palm Hills Developments SAE - GDR (a) (b)                  100,301
    17,002   Telecom Egypt - GDR (a)                                    278,833
--------------------------------------------------------------------------------
                                                                      2,366,543
--------------------------------------------------------------------------------
             JERSEY - 0.4%
     6,850   KazakhGold Group Ltd.- GDR (a) (b)                          54,800
--------------------------------------------------------------------------------
             KAZAKHSTAN - 5.9%
    40,757   KazMunaiGas Exploration Production - GDR                   896,246
--------------------------------------------------------------------------------
             LEBANON - 2.9%
    24,294   Solidere - GDR (a)                                         437,778
--------------------------------------------------------------------------------
             NIGERIA - 2.5%
    94,014   Guaranty Trust Bank PLC - GDR                              375,115
--------------------------------------------------------------------------------
             OMAN - 1.7%
    34,165   Bank Muscat SAOG - GDR (a)                                 259,312
--------------------------------------------------------------------------------
             PERU - 5.1%
    27,038   Cia de Minas Buenaventura SA - ADR                         765,987
--------------------------------------------------------------------------------

    NUMBER
 OF SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------
             POLAND - 19.1%
    21,009   Bank Pekao SA - GDR (a) (b)                     $          714,516
    14,163   KGHM Polska Miedz SA - GDR (a)                             623,031
    37,311   Polski Koncern Naftowy Orlen - GDR (a)                     679,060
   164,922   Telekomunikacja Polska SA - GDR (a)                        864,191
--------------------------------------------------------------------------------
                                                                      2,880,798
--------------------------------------------------------------------------------
             TOTAL COMMON STOCK - 88.6%
             (Cost $17,362,477)                                      13,351,212
--------------------------------------------------------------------------------
             PREFERRED STOCKS - 9.8%
             CHILE - 6.6%
     6,666   Embotelladora Andina SA - Class A Preference
             Shares - ADR                                                91,991
     7,980   Embotelladora Andina SA - Class B Preference
             Shares - ADR                                               133,266
    20,958   Sociedad Quimica y Minera de Chile SA -
             Preference Shares - ADR                                    762,033
--------------------------------------------------------------------------------
                                                                        987,290
--------------------------------------------------------------------------------
             COLOMBIA - 3.2%
    16,924   BanColombia SA - Preference Shares - ADR                   485,719
--------------------------------------------------------------------------------
             TOTAL PREFERRED STOCK - 9.8%
             (Cost $1,531,604)                                        1,473,009
--------------------------------------------------------------------------------
             TOTAL INVESTMENTS - 98.4%
             (Cost $18,894,081)                                      14,824,221

             Other Assets in excess of Liabilities - 1.6%               241,780
--------------------------------------------------------------------------------
             NET ASSETS - 100.0%                             $       15,066,001
================================================================================

ADR - American Depositary Receipt

AS - Joint Stock Company

EC - Joint Stock Company

GDR - Global Depositary Receipt

PLC - Public Limited Company

SA - Corporation

SAE - Corporation

SAOG - Joint Stock Company

(a) Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $4,557,580 which represents 30.3% of net assets.

(b)  Non-income producing security.

See notes to financial statements.

                                               Annual Report | May 31, 2009 | 41

Claymore Exchange-Traded Fund Trust 2 | PORTFOLIO OF INVESTMENTS continued

SEA | Claymore/Delta Global Shipping Index ETF

    NUMBER
 OF SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------
             COMMON STOCK - 97.3%
             BELGIUM - 7.8%
   102,381   Compagnie Maritime Belge SA                     $        3,131,618
   171,093   Euronav NV                                               2,845,540
--------------------------------------------------------------------------------
                                                                      5,977,158
--------------------------------------------------------------------------------
             BERMUDA - 18.0%
    99,724   Frontline Ltd.                                           2,331,547
   387,200   Golar LNG Ltd.                                           2,993,056
   118,713   Knightsbridge Tankers Ltd.                               1,777,133
   310,350   Ship Finance International Ltd.                          3,842,133
   130,653   Tsakos Energy Navigation Ltd.                            2,944,919
--------------------------------------------------------------------------------
                                                                     13,888,788
--------------------------------------------------------------------------------
             CHINA - 12.0%
 2,039,500   China COSCO Holdings Co. Ltd.- Class H                   2,788,646
 8,020,000   China Shipping Container Lines Co. Ltd.- Class H         2,513,879
 1,480,000   China Shipping Development Co. Ltd.- Class H             2,187,813
 2,617,000   Pacific Basin Shipping Ltd.                              1,846,524
--------------------------------------------------------------------------------
                                                                      9,336,862
--------------------------------------------------------------------------------
             DENMARK - 5.9%
    64,196   D/S Norden                                               2,465,275
   200,864   Torm A/S                                                 2,081,156
--------------------------------------------------------------------------------
                                                                      4,546,431
--------------------------------------------------------------------------------
             JAPAN - 11.8%
   624,000   Kawasaki Kisen Kaisha Ltd.                               2,817,495
   359,000   Mitsui OSK Lines Ltd.                                    2,542,392
   312,000   Nippon Yusen KK                                          1,490,461
   738,000   Shinwa Kaiun Kaisha Ltd.                                 2,265,298
--------------------------------------------------------------------------------
                                                                      9,115,646
--------------------------------------------------------------------------------
             LIBERIA - 4.2%
   300,188   Excel Maritime Carriers Ltd.                             3,212,012
--------------------------------------------------------------------------------
             MARSHALL ISLANDS - 13.2%
    99,828   Diana Shipping, Inc.                                     1,799,899
   880,875   Navios Maritime Holdings, Inc.                           4,836,004
   234,575   Seaspan Corp.                                            1,700,669
   113,735   Teekay Corp.                                             1,824,309
--------------------------------------------------------------------------------
                                                                     10,160,881
--------------------------------------------------------------------------------

    NUMBER
 OF SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------
             SINGAPORE - 8.6%
 3,648,000   Cosco Corp.Singapore Ltd.                       $        3,231,558
 3,192,000   Neptune Orient Lines Ltd.                                3,379,882
--------------------------------------------------------------------------------
                                                                      6,611,440
--------------------------------------------------------------------------------
             UNITED STATES - 15.8%
    91,985   Alexander & Baldwin, Inc.                                2,276,629
   277,712   Eagle Bulk Shipping, Inc.                                2,160,599
   103,686   Genco Shipping & Trading Ltd.                            2,711,389
   264,392   General Maritime Corp.                                   2,532,875
    74,255   Overseas Shipholding Group, Inc.                         2,511,304
--------------------------------------------------------------------------------
                                                                     12,192,796
--------------------------------------------------------------------------------
             TOTAL COMMON STOCKS - 97.3%
             (Cost $64,624,350)                                      75,042,014
--------------------------------------------------------------------------------
             MASTER LIMITED PARTNERSHIPS - 2.5%
             MARSHALL ISLANDS - 2.5%
   101,225   Teekay LNG Partners LP
             (Cost $1,571,663)                                        1,943,520
--------------------------------------------------------------------------------
             TOTAL INVESTMENTS - 99.8%
             (Cost $66,196,013)                                      76,985,534
             Other Assets in Excess of Liabilities - 0.2%               187,067
--------------------------------------------------------------------------------
             NET ASSETS - 100.0%                             $       77,172,601
================================================================================

A/S - Limited Liability Stock Company

KK - Joint Stock Company

Ltd.- Limited

LP - Limited Partnership

NV - Publicly Traded Company

SA - Corporation

See notes to financial statements.

42 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust 2 | PORTFOLIO OF INVESTMENTS continued

ROB | Claymore/Robb Report Global Luxury Index ETF

    NUMBER
 OF SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------
             COMMON STOCKS - 95.4%
             BERMUDA - 5.1%
    35,000   Mandarin Oriental International, Ltd.           $           56,000
     2,269   Orient-Express Hotels, Ltd.- Class A                        16,155
    92,000   Shangri-La Asia, Ltd.                                      141,933
--------------------------------------------------------------------------------
                                                                        214,088
--------------------------------------------------------------------------------
             BRAZIL - 2.6%
     5,554   Empresa Brasileira de Aeronautica SA, ADR                  106,526
--------------------------------------------------------------------------------
             FRANCE - 27.5%
     2,537   Christian Dior SA                                          193,555
       294   Dassault Aviation SA                                       166,041
     1,327   Hermes International                                       177,800
     2,262   LVMH Moet Hennessy Louis Vuitton SA                        187,398
     2,962   Pernod-Ricard SA                                           184,473
     2,292   PPR                                                        192,122
     1,412   Remy Cointreau SA                                           49,886
--------------------------------------------------------------------------------
                                                                      1,151,275
--------------------------------------------------------------------------------
             GERMANY - 9.0%
     5,248   Bayerische Motoren Werke AG                                188,641
     5,160   Daimler AG                                                 188,801
--------------------------------------------------------------------------------
                                                                        377,442
--------------------------------------------------------------------------------
             ITALY - 6.8%
     9,022   Bulgari SpA                                                 49,293
     8,889   Luxottica Group SpA                                        184,451
       922   Tod's SpA                                                   51,902
--------------------------------------------------------------------------------
                                                                        285,646
--------------------------------------------------------------------------------
             JAPAN - 5.7%
    10,000   Shiseido Co., Ltd.                                         170,342
    12,000   TOTO, Ltd.                                                  70,023
--------------------------------------------------------------------------------
                                                                        240,365
--------------------------------------------------------------------------------
             SWITZERLAND - 13.5%
     8,764   Compagnie Financiere Richemont SA                          190,491
     4,302   Julius Baer Holding AG                                     180,882
     1,157   Swatch Group AG                                            192,029
--------------------------------------------------------------------------------
                                                                        563,402
--------------------------------------------------------------------------------
             UNITED KINGDOM - 1.9%
    12,901   Burberry Group PLC                                          79,573
--------------------------------------------------------------------------------

    NUMBER
 OF SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------
             UNITED STATES - 23.3%
     7,311   Coach, Inc.                                     $          192,060
     6,364   Nordstrom, Inc.                                            125,307
     3,396   Northern Trust Corp.                                       195,779
     2,927   Polo Ralph Lauren Corp.                                    157,531
     4,264   Saks, Inc.(a)                                               16,289
     1,979   Sotheby's                                                   20,977
     3,660   Tiffany & Co.                                              103,834
     2,047   Wilmington Trust Corp.                                      29,497
     3,635   Wynn Resorts Ltd.(a)                                       134,713
--------------------------------------------------------------------------------
                                                                        975,987
--------------------------------------------------------------------------------
             TOTAL COMMON STOCKS - 95.4%
             (Cost $6,913,838)                                        3,994,304
--------------------------------------------------------------------------------
             PREFERRED STOCK - 4.4%
             GERMANY - 4.4%
     3,059   Porsche Automobil Holding SE
             (Cost $433,471)                                            185,535
--------------------------------------------------------------------------------
             TOTAL INVESTMENTS - 99.8%
             (Cost - $7,347,309)                                      4,179,839
             Other Assets in excess of Liabilities - 0.2%                 9,465
--------------------------------------------------------------------------------
             NET ASSETS - 100.0%                             $        4,189,304
================================================================================

ADR - American Depositary Receipt

AG - Stock Corporation

PLC - Public Limited Company

SA - Corporation

SE - Stock Corporation

SpA - Joint Stock Company

(a)   Non-income producing security.

See notes to financial statements.

                                               Annual Report | May 31, 2009 | 43

Claymore Exchange-Traded Fund Trust 2 | PORTFOLIO OF INVESTMENTS continued

ENY | Claymore/SWM Canadian Energy Income Index ETF

    NUMBER
 OF SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------
             COMMON STOCKS - 26.9%
             CANADA - 26.9%
    17,335   Canadian Natural Resources Ltd.                 $        1,023,679
   360,841   Connacher Oil and Gas Ltd.(a)                              358,931
    15,211   EnCana Corp.                                               832,871
    20,345   Husky Energy, Inc.                                         622,158
    39,738   Imperial Oil Ltd.                                        1,609,393
   562,953   Ivanhoe Energy, Inc.(a)                                    914,452
    23,513   Nexen, Inc.                                                573,985
   328,330   Oilsands Quest, Inc.(a)                                    334,897
    76,656   OPTI Canada, Inc.(a)                                       229,450
    31,752   Petrobank Energy & Resources Ltd.(a)                     1,056,178
    14,292   Petro-Canada                                               619,520
    44,111   Suncor Energy, Inc.                                      1,539,739
   310,361   UTS Energy Corp.(a)                                        450,332
--------------------------------------------------------------------------------
             TOTAL COMMON STOCKS
             (Cost $11,217,111)                                      10,165,585
--------------------------------------------------------------------------------
             INCOME TRUSTS - 63.2%
             CANADA - 63.2%
   215,737   Advantage Energy Income Fund                               925,318
   161,517   ARC Energy Trust                                         2,560,276
   157,177   Baytex Energy Trust                                      2,804,171
   101,055   Bonavista Energy Trust                                   1,690,398
    40,530   Canadian Oil Sands Trust                                 1,035,627
   233,355   Daylight Resources Trust                                 1,759,000
   132,173   Enerplus Resources Fund                                  3,101,084
   184,745   Harvest Energy Trust                                     1,146,437
   201,793   NAL Oil & Gas Trust                                      1,732,864
   319,835   Paramount Energy Trust                                   1,260,893
   222,517   Penn West Energy Trust                                   3,100,780
   302,312   Provident Energy Trust                                   1,539,424
   200,432   Trilogy Energy Trust                                     1,216,347
--------------------------------------------------------------------------------
             TOTAL INCOME TRUSTS
             (Cost $29,519,899)                                      23,872,619
--------------------------------------------------------------------------------

    NUMBER
 OF SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------
             MASTER LIMITED PARTNERSHIP - 5.0%
             CANADA - 5.0%
   218,208   Pengrowth Energy Trust
             (Cost $2,512,713)                               $        1,891,747
--------------------------------------------------------------------------------
             ROYALTY TRUST - 4.5%
             CANADA - 4.5%
   140,571   Freehold Royalty Trust
             (Cost $1,750,233)                                        1,706,146
--------------------------------------------------------------------------------
             TOTAL INVESTMENTS - 99.6%
             (Cost $44,999,956)                                      37,636,097
--------------------------------------------------------------------------------
             Other Assets in excess of Liabilities - 0.4%               154,652
--------------------------------------------------------------------------------
             NET ASSETS - 100.0%                             $       37,790,749
================================================================================

(a)   Non-income producing security.

See notes to financial statements.

44 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust 2 | PORTFOLIO OF INVESTMENTS continued

CRO | Claymore/Zacks Country Rotation ETF

    NUMBER
 OF SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------
             COMMON STOCKS - 99.0%
             AUSTRALIA - 11.9%
     4,636   AMP Ltd.                                        $           17,961
     3,395   Australia & New Zealand Banking Group Ltd.                  43,209
     2,027   BHP Billiton Ltd.                                           56,236
     3,434   Brambles Ltd.                                               16,163
     1,474   Commonwealth Bank of Australia                              41,460
     1,077   CSL Ltd.                                                    25,173
     4,543   Foster's Group Ltd.                                         17,819
     6,801   Insurance Australia Group Ltd.                              19,761
       839   Macquarie Group Ltd.                                        21,255
     2,513   National Australia Bank Ltd.                                44,294
     1,015   Newcrest Mining Ltd.                                        26,779
     2,356   Origin Energy Ltd.                                          27,911
     2,116   QBE Insurance Group Ltd.                                    32,757
       809   Rio Tinto Ltd.                                              41,794
     1,650   Santos Ltd.                                                 19,283
     3,172   Suncorp-Metway Ltd.                                         14,980
     9,196   Telstra Corp Ltd.                                           22,893
     2,027   Wesfarmers Ltd.                                             34,592
     3,355   Westfield Group - REIT                                      29,406
     2,809   Westpac Banking Corp.                                       42,429
     1,042   Woodside Petroleum Ltd.                                     36,157
     1,875   Woolworths Ltd.                                             38,046
--------------------------------------------------------------------------------
                                                                        670,358
--------------------------------------------------------------------------------
             BERMUDA - 0.7%
    38,000   Noble Group Ltd.                                            41,552
--------------------------------------------------------------------------------
             FRANCE - 5.3%
        97   Air Liquide                                                  9,001
       856   AXA SA                                                      15,884
       444   BNP Paribas                                                 30,637
       431   Carrefour SA                                                19,269
       734   Credit Agricole SA                                          10,732
       949   France Telecom SA                                           23,171
       611   GDF Suez                                                    24,004
       284   Groupe Danone                                               14,122
       102   L'Oreal SA                                                   8,055
       145   LVMH Moet Hennessy Louis Vuitton SA                         12,013
       442   Sanofi-Aventis SA                                           28,122
       131   Schneider Electric SA                                        9,719
       384   Societe Generale                                            22,285
       629   Total SA                                                    36,280

    NUMBER
 OF SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------
        62   Unibail-Rodamco - REIT                          $            9,950
       204   Vinci SA                                                     9,781
       576   Vivendi                                                     15,140
--------------------------------------------------------------------------------
                                                                        298,165
--------------------------------------------------------------------------------
             GERMANY - 9.2%
       263   Adidas AG                                                    9,608
       396   Allianz SE                                                  38,900
       765   BASF SE                                                     32,214
       634   Bayer AG                                                    36,075
       326   Bayerische Motoren Werke AG                                 11,718
       887   Commerzbank AG                                               6,943
       779   Daimler AG                                                  28,503
       692   Deutsche Bank AG                                            46,330
       229   Deutsche Boerse AG                                          19,947
       567   Deutsche Post AG                                             7,825
     2,347   Deutsche Telekom AG                                         26,942
       937   E.ON AG                                                     33,064
       188   Fresenius Medical Care AG & Co.KGaA                          7,887
       183   K+S AG                                                      13,594
       224   Linde AG                                                    18,599
        98   Merck KGaA                                                   9,403
       181   Muenchener Rueckversicherungs AG                            25,363
       388   RWE AG                                                      32,188
       715   SAP AG                                                      30,716
       548   Siemens AG                                                  39,900
       402   ThyssenKrupp AG                                             10,237
       115   Volkswagen AG                                               34,751
--------------------------------------------------------------------------------
                                                                        520,707
--------------------------------------------------------------------------------
             JAPAN - 27.3%
     1,000   Astellas Pharma, Inc.                                       33,838
     1,900   Bridgestone Corp.                                           28,862
     1,300   Canon, Inc.                                                 42,900
         4   Central Japan Railway Co.                                   25,562
     1,400   Chubu Electric Power Co., Inc.                              31,093
     1,600   Daiichi Sankyo Co. Ltd.                                     29,819
       500   East Japan Railway Co.                                      29,752
       500   Fanuc Ltd.                                                  40,124
     9,000   Hitachi Ltd.                                                29,700
     1,800   Honda Motor Co. Ltd.                                        51,857
        11   Japan Tobacco, Inc.                                         31,448
     1,300   JFE Holdings, Inc.                                          43,308
     1,500   Kansai Electric Power Co., Inc.                             32,528

See notes to financial statements.

                                               Annual Report | May 31, 2009 | 45

Claymore Exchange-Traded Fund Trust 2 | PORTFOLIO OF INVESTMENTS continued

    NUMBER
 OF SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------
             JAPAN (continued)
     1,000   Kao Corp.                                      $            21,948
         6   KDDI Corp.                                                  31,303
     3,200   Mitsubishi Corp.                                            60,309
     6,000   Mitsubishi Electric Corp.                                   34,697
     3,000   Mitsubishi Estate Co. Ltd.                                  49,154
     7,600   Mitsubishi UFJ Financial Group, Inc.                        47,612
     4,700   Mitsui & Co. Ltd.                                           59,873
     2,000   Mitsui Fudosan Co. Ltd.                                     33,209
    15,700   Mizuho Financial Group, Inc.                                37,500
       200   Nintendo Co. Ltd.                                           54,057
    13,000   Nippon Steel Corp.                                          49,573
       900   Nippon Telegraph & Telephone Corp.                          37,337
     9,900   Nissan Motor Co. Ltd.                                       59,221
     5,800   Nomura Holdings, Inc.                                       43,505
        25   NTT DoCoMo, Inc.                                            37,321
     3,400   Panasonic Corp.                                             48,727
     1,400   Seven & I Holdings Co. Ltd.                                 33,733
     1,100   Shin-Etsu Chemical Co. Ltd.                                 57,388
     2,100   Sony Corp.                                                  54,890
     1,100   Sumitomo Mitsui Financial Group, Inc.                       42,292
       800   Takeda Pharmaceutical Co. Ltd.                              31,596
     1,600   Tokio Marine Holdings, Inc.                                 46,849
     1,300   Tokyo Electric Power Co., Inc.                              32,549
     9,000   Toshiba Corp.                                               33,660
     1,300   Toyota Motor Corp.                                          51,888
--------------------------------------------------------------------------------
                                                                      1,540,982
--------------------------------------------------------------------------------
             LUXEMBOURG - 0.2%
       342   ArcelorMittal                                               11,277
--------------------------------------------------------------------------------
             NETHERLANDS - 3.8%
       480   Akzo Nobel NV                                               22,305
       611   ASML Holding NV                                             12,553
       886   Heineken NV                                                 31,578
     2,931   ING Groep NV                                                30,792
     1,463   Koninklijke Ahold NV                                        17,732
     1,769   KONINKLIJKE KPN NV                                          23,221
     1,516   Koninklijke Philips Electronics NV                          28,443
       691   Reed Elsevier NV                                             8,321
       398   TNT NV                                                       7,805
     1,407   Unilever NV                                                 33,667
--------------------------------------------------------------------------------
                                                                        216,417
--------------------------------------------------------------------------------
   NUMBER
OF SHARES   DESCRIPTION                                                   VALUE
--------------------------------------------------------------------------------
            SINGAPORE - 12.9%
   21,000   CapitaLand Ltd.                                 $            55,227
   27,000   CapitaMall Trust - REIT                                      24,852
    8,000   City Developments Ltd.                                       52,320
   28,000   ComfortDelgro Corp.Ltd.                                      24,997
    8,000   DBS Group Holdings Ltd.                                      65,331
   17,000   Fraser and Neave Ltd.                                        46,708
   12,000   Keppel Corp.Ltd.                                             59,794
   12,000   Oversea-Chinese Banking Corp.Ltd.                            60,127
   18,000   SembCorp Industries Ltd.                                     38,742
    5,000   Singapore Airlines Ltd.                                      43,254
   10,000   Singapore Exchange Ltd.                                      50,867
   13,000   Singapore Press Holdings Ltd.                                26,631
   22,000   Singapore Technologies Engineering Ltd.                      35,475
   24,000   Singapore Telecommunications Ltd.                            49,995
    5,000   United Overseas Bank Ltd.                                    49,344
   13,000   Wilmar International Ltd.                                    44,265
--------------------------------------------------------------------------------
                                                                        727,929
--------------------------------------------------------------------------------
            SPAIN - 7.0%
    1,021   Abertis Infraestructuras SA                                  19,221
       92   Acciona SA                                                   12,019
      412   ACS Actividades de Construccion y Servicios SA               21,461
    3,190   Banco Bilbao Vizcaya Argentaria SA                           38,741
    2,458   Banco de Sabadell SA                                         15,726
    3,072   Banco Popular Espanol SA                                     27,264
    4,011   Banco Santander SA                                           42,524
      948   Bankinter SA                                                 11,674
    1,023   Cintra Concesiones de Infraestructuras de
            Transporte SA                                                 6,661
    2,393   Criteria Caixacorp SA                                        10,331
      440   Enagas                                                        8,128
      488   Gamesa Corp.Tecnologica SA                                   10,879
      697   Gas Natural SDG SA                                           12,529
      475   Grifols SA                                                    8,559
    2,196   Iberdrola SA                                                 18,743
      487   Inditex SA                                                   21,934
      401   Indra Sistemas SA                                             9,133
    2,587   Mapfre SA                                                     9,008
      369   Red Electrica Corp.SA                                        17,241
      842   Repsol YPF SA                                                18,866
    2,030   Telefonica SA                                                43,733
      470   Zardoya Otis SA                                              10,498
--------------------------------------------------------------------------------
                                                                        394,873
--------------------------------------------------------------------------------

See notes to financial statements.

46 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust 2 | PORTFOLIO OF INVESTMENTS continued

   NUMBER
OF SHARES   DESCRIPTION                                                   VALUE
--------------------------------------------------------------------------------
            SWEDEN - 2.8%
      662   Hennes & Mauritz AB - Class B                   $            31,483
      577   Investor AB                                                   9,001
    4,310   Nordea Bank AB                                               34,343
    1,380   Sandvik AB                                                   11,242
      977   Svenska Handelsbanken AB - Class A                           18,914
    3,451   Telefonaktiebolaget LM Ericsson - Class B                    32,142
    3,618   TeliaSonera AB                                               18,567
--------------------------------------------------------------------------------
                                                                        155,692
--------------------------------------------------------------------------------
            SWITZERLAND - 7.0%
    1,901   ABB Ltd.                                                     31,159
      182   Actelion Ltd.(a)                                              9,403
      468   Compagnie Financiere Richemont SA - Class A                  10,172
      830   Credit Suisse Group AG                                       37,031
       14   Givaudan SA                                                   9,183
      387   Holcim Ltd.(a)                                               20,358
      249   Julius Baer Holding AG                                       10,469
      100   Lonza Group AG                                               10,333
    1,131   Nestle SA                                                    41,042
      880   Novartis AG                                                  35,070
      293   Roche Holding AG                                             40,003
       11   SGS SA                                                       13,729
       70   Swatch Group AG (The)                                        11,618
      399   Swiss Reinsurance                                            12,938
       58   Swisscom AG                                                  17,145
      137   Syngenta AG                                                  33,272
    1,951   UBS AG                                                       29,143
      126   Zurich Financial Services AG                                 23,441
--------------------------------------------------------------------------------
                                                                        395,509
--------------------------------------------------------------------------------
            UNITED KINGDOM - 10.6%
      690   Anglo American PLC                                           19,772
      873   AstraZeneca PLC                                              36,179
    2,983   BAE Systems PLC                                              16,439
    6,236   Barclays PLC                                                 29,916
    1,724   BG Group PLC                                                 31,359
    1,346   BHP Billiton PLC                                             32,036
    5,061   BP PLC                                                       41,703
      935   British American Tobacco PLC                                 25,451
    1,748   Diageo PLC                                                   23,762
    1,888   GlaxoSmithKline PLC                                          31,724
    4,278   HSBC Holdings PLC                                            38,390
      654   Imperial Tobacco Group PLC                                   16,874
    8,445   Lloyds Banking Group PLC                                      9,260
    1,563   National Grid PLC                                            15,085

   NUMBER
OF SHARES   DESCRIPTION                                                   VALUE
--------------------------------------------------------------------------------
      384   Reckitt Benckiser Group PLC                     $            16,589
      995   Rio Tinto PLC                                                44,926
    1,235   Royal Dutch Shell PLC - Class A                              33,214
    1,245   Royal Dutch Shell PLC - Class B                              33,628
    1,254   Standard Chartered PLC                                       25,378
    5,416   Tesco PLC                                                    31,869
      709   Unilever PLC                                                 16,578
   16,764   Vodafone Group PLC                                           31,358
--------------------------------------------------------------------------------
                                                                        601,490
--------------------------------------------------------------------------------
            UNITED STATES - 0.3%
      141   Synthes, Inc.                                                14,477
--------------------------------------------------------------------------------
            TOTAL COMMON STOCKS - 99.0%
            (Cost - $6,811,310)                                       5,589,428
--------------------------------------------------------------------------------
            PREFERRED STOCKS - 0.5%
            GERMANY - 0.5%
      289   Henkel AG & Co.KGaA                                           8,897
      128   Porsche Automobil Holding SE                                  7,763
      201   Volkswagen AG                                                14,362
--------------------------------------------------------------------------------
            TOTAL PREFERRED STOCKS
            (Cost - $66,885)                                             31,022
--------------------------------------------------------------------------------
            EXCHANGE-TRADED FUNDS - 0.2%
            UNITED STATES - 0.2%
      400   SPDR MSCI ACWI ex-US ETF
            (Cost - $9,661)                                              10,524
--------------------------------------------------------------------------------
            TOTAL INVESTMENTS - 99.7%
            (Cost $6,887,856)                                         5,630,974
            Other Assets in excess of Liabilities - 0.3%                 17,528
--------------------------------------------------------------------------------
            NET ASSETS - 100.0%                             $         5,648,502
================================================================================

AB - Publicly Traded Company

AG - Corporation

KGaA - Limited Partnership

Ltd.- Limited

NV - Publicly-Traded Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SA - Corporation

SE - Stock Corporation

(a)   Non-income producing security.

See notes to financial statements.

                                               Annual Report | May 31, 2009 | 47

Claymore Exchange-Traded Fund Trust 2 | PORTFOLIO OF INVESTMENTS continued

HGI | Claymore/Zacks International Multi-Asset Income Index ETF

   NUMBER
OF SHARES   DESCRIPTION                                                   VALUE
--------------------------------------------------------------------------------
            COMMON STOCKS - 78.7%
            ARGENTINA - 0.8%
    8,384   Banco Macro SA, ADR (a)                         $           110,836
--------------------------------------------------------------------------------
            AUSTRALIA - 4.2%
   20,797   Amcor Ltd.                                                   85,066
    8,373   Australia & New Zealand Banking Group Ltd.                  106,564
    3,350   BHP Billiton Ltd.                                            92,941
    6,478   National Australia Bank Ltd.                                114,181
    6,177   Santos Ltd.                                                  72,188
   22,930   Telstra Corp.Ltd.                                            57,082
    5,308   Westpac Banking Corp.                                        80,175
--------------------------------------------------------------------------------
                                                                        608,197
--------------------------------------------------------------------------------
            BRAZIL - 2.1%
    5,353   Cia Siderurgica Nacional SA, ADR                            131,256
    3,392   CPFL Energia SA, ADR                                        167,022
--------------------------------------------------------------------------------
                                                                        298,278
--------------------------------------------------------------------------------
            CANADA - 3.9%
    3,353   Canadian Natural Resources Ltd.                             200,375
    2,892   EnCana Corp.                                                158,350
    8,232   Nexen, Inc.                                                 200,955
--------------------------------------------------------------------------------
                                                                        559,680
--------------------------------------------------------------------------------
            CHILE - 2.5%
    2,723   Banco de Chile, ADR                                         113,207
    1,480   Banco Santander Chile, ADR                                   61,642
    1,157   Cia Cervecerias Unidas SA, ADR                               37,533
      944   Empresa Nacional de Electricidad SA, ADR                     42,187
    2,125   Enersis SA, ADR                                              36,359
    5,743   Lan Airlines SA, ADR                                         64,207
--------------------------------------------------------------------------------
                                                                        355,135
--------------------------------------------------------------------------------
            CHINA - 5.2%
      519   China Life Insurance Co. Ltd., ADR                           28,773
    7,000   Cheung Kong Holdings Ltd.                                    86,502
   52,000   China Unicom Hong Kong Ltd.                                  63,722
    8,000   CLP Holdings Ltd.                                            53,816
      653   CNOOC Ltd., ADR                                              87,515
   16,500   Swire Pacific Ltd.- Class A                                 164,949
      740   China Petroleum & Chemical Corp., ADR                        60,680
      949   China Telecom Corp.Ltd., ADR                                 45,163
  188,000   Guangshen Railway Co. Ltd.- Class H                          89,000
    2,503   Huaneng Power International, Inc., ADR                       66,630
--------------------------------------------------------------------------------
                                                                        746,750
--------------------------------------------------------------------------------

   NUMBER
OF SHARES   DESCRIPTION                                                   VALUE
--------------------------------------------------------------------------------
            DENMARK - 1.6%
   12,510   Danske Bank A/S (a)                             $           212,262
      383   Novo Nordisk A/S - Class B                                   19,987
--------------------------------------------------------------------------------
                                                                        232,249
--------------------------------------------------------------------------------
            FINLAND - 2.5%
    8,248   Nokia OYJ                                                   126,786
    4,114   Stora Enso OYJ - Class A (a)                                 28,359
   22,484   UPM-Kymmene OYJ                                             210,045
--------------------------------------------------------------------------------
                                                                        365,190
--------------------------------------------------------------------------------
            FRANCE - 6.8%
   10,220   Air France-KLM                                              162,380
      617   Air Liquide SA                                               57,256
    5,696   AXA SA                                                      105,698
    1,920   BNP Paribas                                                 132,486
      804   Danone                                                       39,979
      644   Dassault Systemes SA                                         28,737
    2,472   France Telecom SA                                            60,358
    1,504   Lafarge SA                                                  102,152
      521   L'Oreal SA                                                   41,142
    1,994   Publicis Groupe                                              64,633
    1,159   Sanofi-Aventis SA                                            73,741
    1,750   Total SA                                                    100,939
--------------------------------------------------------------------------------
                                                                        969,501
--------------------------------------------------------------------------------
            GERMANY - 6.5%
      883   Adidas AG                                                    32,258
    1,979   Allianz SE                                                  194,402
    4,831   BASF SE                                                     203,432
      959   Bayer AG                                                     54,568
    5,298   Deutsche Lufthansa AG                                        73,228
    4,323   Deutsche Telekom AG                                          49,625
    3,494   E.ON AG                                                     123,293
      532   Fresenius Medical Care AG & Co.KGaA                          22,319
    1,931   Henkel AG & Co.KGaA                                          51,904
    1,340   RWE AG                                                      111,166
       44   Volkswagen AG                                                13,296
--------------------------------------------------------------------------------
                                                                        929,491
--------------------------------------------------------------------------------
            HUNGARY - 1.9%
   18,127   Magyar Telekom Telecommunications PLC, ADR                  271,724
--------------------------------------------------------------------------------
            INDONESIA - 0.5%
    2,610   Telekomunikasi Indonesia Tbk PT, ADR                         77,204
--------------------------------------------------------------------------------
            IRELAND - 0.7%
    4,072   CRH PLC                                                      95,678
--------------------------------------------------------------------------------
            ISRAEL - 0.5%
    3,959   Partner Communications Co. Ltd., ADR                         67,303
--------------------------------------------------------------------------------

See notes to financial statements.

48 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust 2 | PORTFOLIO OF INVESTMENTS continued

    NUMBER
 OF SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------
             ITALY - 0.8%
    33,016   Intesa Sanpaolo SpA (a)                        $           117,182
--------------------------------------------------------------------------------
             JAPAN - 3.8%
     1,600   Eisai Co Ltd.                                               54,476
     1,100   FUJIFILM Holdings Corp.                                     31,748
     3,000   Kirin Holdings Co. Ltd.                                     37,651
     2,900   Konami Corp.                                                53,470
     4,000   Kubota Corp.                                                29,333
       300   Kyocera Corp.                                               23,446
       400   Nidec Corp.                                                 23,173
     2,100   ORIX Corp.                                                 131,779
     4,000   Panasonic Corp.                                             57,325
     1,500   TDK Corp.                                                   66,942
     1,200   Tokio Marine Holdings, Inc.                                 35,137
--------------------------------------------------------------------------------
                                                                        544,480
--------------------------------------------------------------------------------
             JERSEY - 0.1%
       702   Shire PLC                                                    9,679
--------------------------------------------------------------------------------
             LUXEMBOURG - 1.1%
     4,692   ArcelorMittal                                              154,709
--------------------------------------------------------------------------------
             MEXICO - 1.5%
     5,954   Grupo Aeroportuario del Pacifico SAB de CV, ADR            125,451
     5,173   Industrias Bachoco SAB de CV, ADR                           91,821
--------------------------------------------------------------------------------
                                                                        217,272
--------------------------------------------------------------------------------
             NETHERLANDS - 4.7%
    25,651   Aegon NV                                                   159,427
     4,699   Koninklijke Philips Electronics NV                          88,162
    14,041   STMicroelectronics NV                                      103,446
     7,492   TNT NV                                                     146,926
     3,685   Unilever NV                                                 87,654
     4,871   Wolters Kluwer NV                                           92,388
--------------------------------------------------------------------------------
                                                                        678,003
--------------------------------------------------------------------------------
             PHILIPPINES - 0.2%
       693   Philippine Long Distance Telephone Co., ADR                 32,848
--------------------------------------------------------------------------------
             PORTUGAL - 0.4%
     5,602   Portugal Telecom SGPS SA                                    50,312
--------------------------------------------------------------------------------
             SINGAPORE - 3.2%
    11,000   DBS Group Holdings Ltd.                                     89,830
    64,000   Keppel Corp.Ltd.                                           318,904
    24,000   Singapore Telecommunications Ltd.                           49,995
--------------------------------------------------------------------------------
                                                                        458,729
--------------------------------------------------------------------------------
             SOUTH AFRICA - 1.4%
     2,090   Gold Fields Ltd., ADR                                       28,382
     2,419   Sasol Ltd., ADR                                             91,414
     1,929   Telkom SA Ltd., ADR                                         86,863
--------------------------------------------------------------------------------
                                                                        206,659
--------------------------------------------------------------------------------

    NUMBER
 OF SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------
             SPAIN - 1.4%
     8,336   Banco Bilbao Vizcaya Argentaria SA             $           101,237
     9,918   Banco Santander SA                                         105,148
--------------------------------------------------------------------------------
                                                                        206,385
--------------------------------------------------------------------------------
             SWEDEN - 3.5%
    11,016   Atlas Copco AB - Class A                                   110,448
    23,054   Sandvik AB                                                 187,803
     6,614   Telefonaktiebolaget LM Ericsson - Class A                   61,252
    21,384   Volvo AB - B Shares                                        136,820
--------------------------------------------------------------------------------
                                                                        496,323
--------------------------------------------------------------------------------
             SWITZERLAND - 1.3%
     1,087   Nestle SA                                                   39,446
     1,188   Novartis AG                                                 47,344
       380   Roche Holding AG                                            55,266
       156   Syngenta AG                                                 37,886
--------------------------------------------------------------------------------
                                                                        179,942
--------------------------------------------------------------------------------
             TAIWAN - 1.3%
    11,108   AU Optronics Corp., ADR                                    115,412
     6,676   Taiwan Semiconductor Manufacturing Co. Ltd.,
             ADR                                                         73,035
--------------------------------------------------------------------------------
                                                                        188,447
--------------------------------------------------------------------------------
             TURKEY - 0.4%
     3,744   Turkcell Iletisim Hizmet AS, ADR                            49,833
--------------------------------------------------------------------------------
             UNITED KINGDOM - 13.6%
     8,480   Anglo American PLC                                         242,994
    27,533   ARM Holdings PLC                                            47,173
     2,567   AstraZeneca PLC                                            106,383
     1,473   BG Group PLC                                                26,793
    17,966   BP PLC                                                     148,042
    11,076   British Sky Broadcasting Group PLC                          78,944
    76,285   BT Group PLC                                               107,514
     7,928   Bunzl PLC                                                   65,264
    10,646   Care U.K.PLC                                                52,360
    23,677   Centrica PLC                                                93,924
    63,447   Ladbrokes PLC                                              204,879
   151,942   Legal & General Group PLC                                  147,988
    15,111   Marks & Spencer Group PLC                                   69,081
    31,690   Prudential PLC                                             217,054
    13,901   Rexam PLC                                                   69,434
     3,849   Royal Dutch Shell PLC - Class A                            103,513
     3,261   Smith & Nephew PLC                                          23,611
     2,501   Thomson Reuters PLC                                         68,117
     8,346   United Utilities Group PLC                                  72,069
--------------------------------------------------------------------------------
                                                                      1,945,137
--------------------------------------------------------------------------------

See notes to financial statements.

                                               Annual Report | May 31, 2009 | 49

Claymore Exchange-Traded Fund Trust 2 | PORTFOLIO OF INVESTMENTS continued

    NUMBER
 OF SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------
             UNITED STATES - 0.3%
     3,925   News Corp.- Class B                            $            44,487
--------------------------------------------------------------------------------
             TOTAL COMMON STOCK - 78.7%
             (Cost $9,784,498)                                       11,267,643
--------------------------------------------------------------------------------
             CLOSED END FUNDS - 9.4%
             UNITED STATES - 9.4%
     6,884   AllianceBernstein Global High Income Fund, Inc.             70,286
    18,623   Alpine Total Dynamic Dividend Fund                         143,211
    12,632   BlackRock International Growth and Income Trust            128,215
    14,229   Calamos Global Dynamic Income Fund                         103,160
     7,034   Clough Global Equity Fund                                   81,946
     6,996   Clough Global Opportunities Fund                            74,787
    12,308   Evergreen Global Dividend Opportunity Fund                 131,080
     6,048   First Trust Aberdeen Global Opportunity Income
             Fund                                                        77,838
     4,193   Gabelli Global Deal Fund (The)                              56,270
    10,708   ING Global Equity Dividend & Premium
             Opportunity Fund                                           130,209
     4,078   Nuveen Multi-Currency Short-Term Government
             Income Fund                                                 61,496
    11,913   Putnam Premier Income Trust                                 55,515
     5,479   Templeton Emerging Markets Income Fund                      62,734
     5,420   Western Asset Emerging Markets Debt Fund, Inc.              78,590
     9,781   Western Asset Global High Income Fund, Inc.                 86,366
--------------------------------------------------------------------------------
             TOTAL CLOSED END FUNDS
             (Cost $1,052,684)                                        1,341,703
--------------------------------------------------------------------------------

    NUMBER
 OF SHARES   DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------
             INCOME TRUSTS - 6.2%
             CANADA - 6.2%
    12,607   Enerplus Resources Fund                       $            301,307
    41,348   Harvest Energy Trust                                       256,586
    23,972   Penn West Energy Trust                                     337,526
--------------------------------------------------------------------------------
             TOTAL INCOME TRUSTS
             (Cost $620,346)                                            895,419
--------------------------------------------------------------------------------
             PREFERRED STOCKS - 5.3%
             BRAZIL - 4.3%
    23,185   Aracruz Celulose SA, ADR                                   396,232
    12,029   Gerdau SA, ADR                                             125,102
     3,028   Ultrapar Participacoes SA, ADR                              99,349
--------------------------------------------------------------------------------
                                                                        620,683
--------------------------------------------------------------------------------
             COLOMBIA - 1.0%
     4,687   BanColombia SA, ADR                                        134,517
--------------------------------------------------------------------------------
             TOTAL PREFERRED STOCKS - 5.3%
             (Cost $407,457)                                            755,200
--------------------------------------------------------------------------------
             TOTAL INVESTMENTS - 99.6%
             (Cost $11,864,985)                                      14,259,965
             Other Assets in excess of Liabilities - 0.4%                51,209
--------------------------------------------------------------------------------
             NET ASSETS - 100.0%                           $         14,311,174
================================================================================

A/S - Limited Liability Stock Company

AB - Stock Company

ADR - American Depositary Receipt

AG - Stock Corporation

Ltd.- Limited

KGaA - Limited Partnership

NV - Publicly-Traded Company

OYJ - Publicly-Traded Company

PLC - Public Limited Company

PT - Limited Liability Company

SA - Corporation

SAB de CV - Variable Capital Company

SE - Stock Corporation

SpA - Limited Share Company

See notes to financial statements.

50 | Annual Report | May 31, 2009

                      This Page Intentionally Left Blanck.

Claymore Exchange-Traded Fund Trust 2

Statement of ASSETS AND LIABILITIES | MAY 31, 2009

                                                                                           CLAYMORE/
                                                                           CLAYMORE/   BEACON GLOBAL      CLAYMORE/
                                                           CLAYMORE/     ALPHASHARES      EXCHANGES,         BEACON
                                                         ALPHASHARES           CHINA       BROKERS &         GLOBAL
                                                               CHINA       SMALL CAP           ASSET         TIMBER
                                                         REAL ESTATE           INDEX        MANAGERS          INDEX
                                                                 ETF             ETF       INDEX ETF      INDEX ETF
                                                                (TAO)           (HAO)           (EXB)          (CUT)
--------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at value                   $ 39,637,774   $ 62,515,681   $   3,009,474   $ 45,830,157
   Foreign currency, at value                                  14,116         11,655           1,337             53
   Cash                                                        36,537         27,808          18,143         29,739
   Receivables:
     Fund shares sold                                       1,304,899      6,494,035               -      1,162,407
     Investments sold                                               -              -          18,442              -
     Dividends                                                229,845        387,514           3,998         98,351
   Due from Adviser                                           194,784        192,517         154,665        107,503
   Other assets                                                 1,835          2,176           2,770         30,314
--------------------------------------------------------------------------------------------------------------------
   Total assets                                            41,419,790     69,631,386       3,208,829     47,258,524
--------------------------------------------------------------------------------------------------------------------

LIABILITIES
   Custodian bank                                                   -              -               -              -
   Payables:
     Investments purchased                                  1,402,924      6,492,954          46,183      1,162,153
     Offering costs payable                                         -              -               -         31,799
   Accrued expenses                                           215,042        200,068         173,442        149,496
--------------------------------------------------------------------------------------------------------------------
   Total liabilities                                        1,617,966      6,693,022         219,625      1,343,448
--------------------------------------------------------------------------------------------------------------------
NET ASSETS                                               $ 39,801,824   $ 62,938,364   $   2,989,204   $ 45,915,076
====================================================================================================================

COMPOSITION OF NET ASSETS
   Paid-in capital                                       $ 47,291,362   $ 56,067,501   $  11,531,121   $ 64,978,092
   Accumulated undistributed net investment income
     (loss)                                                   320,104        371,936          33,800        221,740
   Accumulated net realized gain (loss) on investments
     and currency transactions                            (10,750,878)    (8,419,834)     (6,079,917)    (8,424,036)
   Net unrealized appreciation (depreciation) on
     investments and currency translation                   2,941,236     14,918,761      (2,495,800)   (10,860,720)
--------------------------------------------------------------------------------------------------------------------
NET ASSETS                                               $ 39,801,824   $ 62,938,364   $   2,989,204   $ 45,915,076
====================================================================================================================
   Shares outstanding ($0.01 par value with unlimited
     amount authorized)                                     2,360,000      3,040,000         240,000      3,160,000
   Net Asset Value Per Share                             $      16.87   $      20.70   $       12.46   $      14.53
====================================================================================================================
   Investments in securities, at cost                    $ 36,696,512   $ 47,596,922   $   5,505,336   $ 56,692,891
====================================================================================================================
   Foreign currency, at cost                             $     14,115   $     11,655   $       1,318   $         46
====================================================================================================================

See notes to financial statements.

52 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust 2 | STATEMENT OF ASSETS AND LIABILITIES continued

                                                                                           CLAYMORE/
                                                            CLAYMORE/      CLAYMORE/            ROBB
                                                                  BNY          DELTA          REPORT
                                                               MELLON         GLOBAL          GLOBAL
                                                             FRONTIER       SHIPPING          LUXURY
                                                              MARKETS          INDEX           INDEX
                                                                  ETF            ETF             ETF
                                                                 (FRN)          (SEA)           (ROB)
-----------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at value                   $ 14,824,221   $ 76,985,534   $   4,179,839
   Foreign currency, at value                                       -              -           1,205
   Cash                                                       200,630         32,778             522
   Receivables:
     Fund shares sold                                               -     14,129,258               -
     Investments sold                                               -              -         372,603
     Dividends                                                 72,136        138,222           5,283
   Due from Adviser                                           105,427         91,436         126,126
   Other assets                                                 1,508         48,389          15,071
-----------------------------------------------------------------------------------------------------
   Total assets                                            15,203,922     91,425,617       4,700,649
-----------------------------------------------------------------------------------------------------

LIABILITIES
   Custodian bank                                                   -             92               -
   Payables:
     Investments purchased                                          -     14,122,075         374,727
     Offering costs payable                                    29,715              -               -
   Accrued expenses                                           108,206        130,849         136,618
-----------------------------------------------------------------------------------------------------
   Total liabilities                                          137,921     14,253,016         511,345
-----------------------------------------------------------------------------------------------------

NET ASSETS                                               $ 15,066,001   $ 77,172,601   $   4,189,304
=====================================================================================================

COMPOSITION OF NET ASSETS
   Paid-in capital                                       $ 21,989,090   $ 71,955,299   $   8,509,478
   Accumulated undistributed net investment
     income (loss)                                            259,787        647,123          33,430
   Accumulated net realized gain (loss) on
     investments and currency transactions                 (3,113,016)    (6,222,863)     (1,185,745)
   Net unrealized appreciation (depreciation) on
     investments and currency translation                  (4,069,860)    10,793,042      (3,167,859)
-----------------------------------------------------------------------------------------------------
NET ASSETS                                               $ 15,066,001   $ 77,172,601   $   4,189,304
=====================================================================================================
   Shares outstanding ($0.01 par value with
     unlimited amount authorized)                           1,040,000      5,920,000         320,000
   Net Asset Value Per Share                             $      14.49   $      13.04   $       13.09
=====================================================================================================
   Investments in securities, at cost                    $ 18,894,081   $ 66,196,013   $   7,347,309
=====================================================================================================
   Foreign currency, at cost                             $          -   $          -   $       1,146
=====================================================================================================

                                                            CLAYMORE/                      CLAYMORE/
                                                                  SWM                          ZACKS
                                                             CANADIAN      CLAYMORE/   INTERNATIONAL
                                                               ENERGY          ZACKS     MULTI-ASSET
                                                               INCOME        COUNTRY          INCOME
                                                                INDEX       ROTATION           INDEX
                                                                  ETF            ETF             ETF
                                                                 (ENY)          (CRO)           (HGI)
-----------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at value                   $ 37,636,097   $  5,630,974   $  14,259,965
   Foreign currency, at value                                   4,212          1,577               -
   Cash                                                        38,601          1,017          40,574
   Receivables:
     Fund shares sold                                               -              -               -
     Investments sold                                               -              -               -
     Dividends                                                167,040         28,765          86,122
   Due from Adviser                                           100,627        132,065         137,279
   Other assets                                                 2,016          9,986           1,453
-----------------------------------------------------------------------------------------------------
   Total assets                                            37,948,593      5,804,384      14,525,393
-----------------------------------------------------------------------------------------------------

LIABILITIES
   Custodian bank                                                   -              -               -
   Payables:
     Investments purchased                                          -              -          51,989
     Offering costs payable                                         -              -               -
   Accrued expenses                                           157,844        155,882         162,230
-----------------------------------------------------------------------------------------------------
   Total liabilities                                          157,844        155,882         214,219
-----------------------------------------------------------------------------------------------------

NET ASSETS                                               $ 37,790,749   $  5,648,502   $  14,311,174
=====================================================================================================

COMPOSITION OF NET ASSETS
   Paid-in capital                                       $ 50,731,812   $ 10,039,339   $  18,936,579
   Accumulated undistributed net investment
     income (loss)                                            486,023         59,645         (21,447)
   Accumulated net realized gain (loss) on
     investments and currency transactions                 (6,066,621)    (3,194,418)     (7,000,986)
   Net unrealized appreciation (depreciation) on
     investments and currency translation                  (7,360,465)    (1,256,064)      2,397,028
-----------------------------------------------------------------------------------------------------
NET ASSETS                                               $ 37,790,749   $  5,648,502   $  14,311,174
=====================================================================================================
   Shares outstanding ($0.01 par value with
     unlimited amount authorized)                           2,680,000        400,000       1,000,000
   Net Asset Value Per Share                             $      14.10   $      14.12   $       14.31
=====================================================================================================
   Investments in securities, at cost                    $ 44,999,956   $  6,887,856   $  11,864,985
=====================================================================================================
   Foreign currency, at cost                             $      4,212   $      1,572   $           -
=====================================================================================================

See notes to financial statements.

                                               Annual Report | May 31, 2009 | 53

Claymore Exchange-Traded Fund Trust 2

Statement of OPERATIONS | FOR THE PERIOD ENDED MAY 31, 2009

                                                                                       CLAYMORE/
                                                                       CLAYMORE/   BEACON GLOBAL      CLAYMORE/
                                                        CLAYMORE/    ALPHASHARES      EXCHANGES,         BEACON
                                                      ALPHASHARES          CHINA       BROKERS &         GLOBAL
                                                            CHINA      SMALL CAP           ASSET         TIMBER
                                                      REAL ESTATE          INDEX        MANAGERS          INDEX
                                                              ETF            ETF       INDEX ETF      INDEX ETF
                                                             (TAO)          (HAO)           (EXB)          (CUT)
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividend income                                   $    781,715   $    590,691   $     245,075   $  1,475,194
   Return of capital distributions received                     -              -          (6,700)             -
   Foreign taxes withheld                                       -        (14,749)         (4,781)       (40,863)
----------------------------------------------------------------------------------------------------------------
   Net dividend income                                    781,715        575,942         233,594      1,434,331
   Interest                                                     -              -               -              -
   Net securities lending income                            5,567            991           1,626          2,242
   Other income                                                 -              -               -            217
----------------------------------------------------------------------------------------------------------------
   Total income                                           787,282        576,933         235,220      1,436,790
----------------------------------------------------------------------------------------------------------------

EXPENSES
   Advisory fee                                           104,176        115,625          38,907        176,620
   Administration fee                                       5,730          5,781           2,140          9,714
   Custodian fee                                          125,400         88,512          84,814         59,729
   Licensing                                               20,835         21,104           7,781         35,515
   Listing fee and expenses                                 2,000          2,000           2,000          2,000
   Miscellaneous                                           19,074         20,197          19,847         21,056
   Offering costs                                          17,462         27,348               -          4,013
   Printing expenses                                       28,073         16,586          10,463         25,790
   Professional fees                                       35,095         42,755          28,827         42,212
   Registration & filings                                     228          1,692               -            203
   Trustees'fees and expenses                               3,600          3,600           3,600          3,600
----------------------------------------------------------------------------------------------------------------
     Total expenses                                       361,673        345,200         198,379        380,452
     Advisory fees waived                                (104,176)      (115,625)        (38,907)      (129,172)
     Other expenses waived or reimbursed                  (94,190)       (44,556)       (104,953)             -
----------------------------------------------------------------------------------------------------------------
     Net Expenses                                         163,307        185,019          54,519        251,280
----------------------------------------------------------------------------------------------------------------
     NET INVESTMENT INCOME (LOSS)                         623,975        391,914         180,701      1,185,510
----------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on
   Investments                                        (10,635,331)    (8,390,457)     (4,644,949)    (7,681,571)
   In-kind transactions                                (1,372,952)    (2,553,779)     (5,085,205)    (2,168,662)
   Foreign currency transactions                              416         (5,978)         (8,827)      (117,321)
----------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                              (12,007,867)   (10,950,214)     (9,738,981)    (9,967,554)
Net change in unrealized appreciation
   (depreciation) on
   Investments                                          8,999,274     15,350,480       1,911,691     (9,997,814)
   Foreign currency translation                               124             29             795          5,599
----------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)              8,999,398     15,350,509       1,912,486     (9,992,215)
----------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss)             (3,008,469)     4,400,295      (7,826,495)   (19,959,769)
----------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   $ (2,384,494)  $  4,792,209   $  (7,645,794)  $(18,774,259)
================================================================================================================

(1)   Commencement of investment operations - June 12, 2008

(2)   Commencement of investment operations - August 25, 2008

See notes to financial statements.

54 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust 2 | STATEMENT OF OPERATIONS continued

                                                                                          CLAYMORE/
                                                        CLAYMORE/        CLAYMORE/             ROBB
                                                              BNY            DELTA           REPORT
                                                           MELLON           GLOBAL           GLOBAL
                                                         FRONTIER         SHIPPING           LUXURY
                                                          MARKETS            INDEX            INDEX
                                                             ETF               ETF              ETF
                                                             (FRN)(1)         (SEA)(2)         (ROB)
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividend income                                   $    502,696     $  1,449,606     $    117,037
   Return of capital distributions received                     -          (74,156)               -
   Foreign taxes withheld                                 (74,267)         (61,016)         (11,622)
----------------------------------------------------------------------------------------------------
   Net dividend income                                    428,429        1,314,434          105,415
   Interest                                                     -                -                -
   Net securities lending income                                -                -              481
   Other income                                                 -                -               29
----------------------------------------------------------------------------------------------------
   Total income                                           428,429        1,314,434          105,925
----------------------------------------------------------------------------------------------------

EXPENSES
   Advisory fee                                            59,430           64,487           25,557
   Administration fee                                       3,269            3,547            1,406
   Custodian fee                                           59,201           40,719           54,348
   Licensing                                               24,245           12,948           99,999
   Listing fee and expenses                                 2,000            2,000            2,000
   Miscellaneous                                           32,771           13,349           15,133
   Offering costs                                          29,715           32,244                -
   Printing expenses                                       12,718           17,816            9,737
   Professional fees                                       35,749           38,330           31,026
   Registration & filings                                   1,131            1,111              102
   Trustees'fees and expenses                               3,600            2,720            3,600
----------------------------------------------------------------------------------------------------
     Total expenses                                       263,829          229,271          242,908
     Advisory fees waived                                 (59,430)         (64,487)         (25,557)
     Other expenses waived or reimbursed                  (91,482)         (42,259)        (179,012)
----------------------------------------------------------------------------------------------------
     Net Expenses                                         112,917          122,525           38,339
----------------------------------------------------------------------------------------------------
     NET INVESTMENT INCOME (LOSS)                         315,512        1,191,909           67,586
----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on
   Investments                                         (3,113,016)      (6,222,863)        (599,523)
   In-kind transactions                                         -          (56,681)        (692,096)
   Foreign currency transactions                                -          (35,670)          (8,464)
----------------------------------------------------------------------------------------------------
Net realized gain (loss)                               (3,113,016)      (6,315,214)      (1,300,083)
Net change in unrealized appreciation
(depreciation) on
   Investments                                         (4,069,860)      10,789,521       (2,446,590)
   Foreign currency translation                                 -            3,521            3,803
----------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)             (4,069,860)      10,793,042       (2,442,787)
----------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss)             (7,182,876)       4,477,828       (3,742,870)
----------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                         $ (6,867,364)    $  5,669,737     $ (3,675,284)
====================================================================================================

                                                        CLAYMORE/                         CLAYMORE/
                                                              SWM                             ZACKS
                                                         CANADIAN        CLAYMORE/    INTERNATIONAL
                                                           ENERGY            ZACKS      MULTI-ASSET
                                                           INCOME          COUNTRY           INCOME
                                                            INDEX         ROTATION            INDEX
                                                              ETF              ETF              ETF
                                                            (ENY)             (CRO)            (HGI)
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividend income                                 $    2,364,787   $      249,124   $      697,504
   Return of capital distributions received                     -                -                -
   Foreign taxes withheld                                (354,844)         (16,874)         (49,472)
----------------------------------------------------------------------------------------------------
   Net dividend income                                  2,009,943          232,250          648,032
   Interest                                                   284                -                -
   Net securities lending income                                -                -            1,471
   Other income                                                 -                -                -
----------------------------------------------------------------------------------------------------
   Total income                                         2,010,227          232,250          649,503
----------------------------------------------------------------------------------------------------

EXPENSES
   Advisory fee                                           129,802           30,802           51,919
   Administration fee                                       7,139            1,694            2,855
   Custodian fee                                           61,901           84,919           80,346
   Licensing                                               25,960            6,161           10,384
   Listing fee and expenses                                 2,000            2,000            2,000
   Miscellaneous                                           20,569           19,774            9,352
   Offering costs                                           4,164                -                -
   Printing expenses                                       21,428           10,695           11,506
   Professional fees                                       43,433           28,479           33,505
   Registration & filings                                     852              348              177
   Trustees'fees and expenses                               3,600            3,600            3,600
----------------------------------------------------------------------------------------------------
     Total expenses                                       320,848          188,472          205,644
     Advisory fees waived                                (129,802)         (30,802)         (51,919)
     Other expenses waived or reimbursed                   (6,178)        (114,471)         (81,028)
----------------------------------------------------------------------------------------------------
     Net Expenses                                         184,868           43,199           72,697
----------------------------------------------------------------------------------------------------
     NET INVESTMENT INCOME (LOSS)                       1,825,359          189,051          576,806
----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on
   Investments                                         (5,904,912)      (3,172,832)      (6,258,445)
   In-kind transactions                                   443,484                -                -
   Foreign currency transactions                          (54,688)         (45,826)         (29,994)
----------------------------------------------------------------------------------------------------
Net realized gain (loss)                               (5,516,116)      (3,218,658)      (6,288,439)
Net change in unrealized appreciation
(depreciation) on Investments                         (13,095,506)        (848,403)       2,503,089
   Foreign currency translation                             3,617            2,712            2,197
----------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)            (13,091,889)        (845,691)       2,505,286
----------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss)            (18,608,005)      (4,064,349)      (3,783,153)
----------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                       $  (16,782,646)  $   (3,875,298)  $   (3,206,347)
====================================================================================================

See notes to financial statements.

                                               Annual Report | May 31, 2009 | 55

 Claymore Exchange-Traded Fund Trust 2

Statement of CHANGES IN NET ASSETS |

                                                            CLAYMORE/ALPHASHARES           CLAYMORE/ALPHASHARES
                                                        CHINA REAL ESTATE ETF (TAO)    CHINA SMALL CAP INDEX ETF (HAO)
                                                      ------------------------------   ------------------------------
                                                       FOR THE YEAR   FOR THE PERIOD   FOR THE YEAR    FOR THE PERIOD
                                                           ENDED            ENDED         ENDED            ENDED
                                                       MAY 31, 2009    MAY 31, 2008(6)  MAY 31, 2009    MAY 31, 2008(7)
----------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
   Net investment income (loss)                       $     623,975   $      212,922   $     391,914   $       96,311
   Net realized gain (loss)                             (12,007,867)        (515,976)    (10,950,214)         (29,645)
   Net unrealized appreciation (depreciation)             8,999,398       (6,058,162)     15,350,509         (431,748)
----------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets resulting
       from operations                                   (2,384,494)      (6,361,216)      4,792,209         (365,082)
----------------------------------------------------------------------------------------------------------------------

DISTRIBUTION TO SHAREHOLDERS FROM
   Net investment income                                   (566,840)               -        (144,400)               -
   Return of capital                                              -                -               -                -
----------------------------------------------------------------------------------------------------------------------
     Total distributions                                   (566,840)               -        (144,400)               -

CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares                          18,267,027       43,404,603      60,889,897       11,904,884
   Cost of shares redeemed                               (4,462,904)      (8,094,352)    (14,139,144)               -
----------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from capital share
       transactions                                      13,804,123       35,310,251      46,750,753       11,904,884
----------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets             10,852,789       28,949,035      51,398,562       11,539,802

NET ASSETS
   Beginning of period                                   28,949,035                -      11,539,802                -
----------------------------------------------------------------------------------------------------------------------
   End of period                                      $  39,801,824   $   28,949,035   $  62,938,364   $   11,539,802
======================================================================================================================
   Accumulated undistributed net investment income
     (loss) at end of period                          $     320,104   $      245,091   $     371,936   $      103,052
======================================================================================================================

CHANGES IN SHARES OUTSTANDING
   Shares sold                                            1,360,000        1,800,000       3,680,000          480,000
   Shares redeemed                                         (400,000)        (400,000)     (1,120,000)               -
   Shares outstanding, beginning of period                1,400,000                -         480,000                -
----------------------------------------------------------------------------------------------------------------------
   Shares outstanding, end of period                      2,360,000        1,400,000       3,040,000          480,000
======================================================================================================================

                                                        CLAYMORE/BEACON GLOBAL EXCHANGES,
                                                     BROKERS & ASSET MANAGERS INDEX ETF (EXB)
                                                     ----------------------------------------
                                                        FOR THE YEAR         FOR THE PERIOD
                                                            ENDED                 ENDED
                                                        MAY 31, 2009         MAY 31, 2008(1)
---------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
   Net investment income (loss)                       $        180,701     $         195,122
   Net realized gain (loss)                                 (9,738,981)           (7,287,462)
   Net unrealized appreciation (depreciation)                1,912,486            (4,408,286)
---------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       resulting from operations                            (7,645,794)          (11,500,626)
---------------------------------------------------------------------------------------------

DISTRIBUTION TO SHAREHOLDERS FROM
   Net investment income                                      (320,160)              (48,000)
   Return of capital                                                 -                     -
---------------------------------------------------------------------------------------------
     Total distributions                                      (320,160)              (48,000)

CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares                                      -            63,019,524
   Cost of shares redeemed                                  (6,389,593)          (34,126,147)
---------------------------------------------------------------------------------------------
     Net increase (decrease) from capital
       share transactions                                   (6,389,593)           28,893,377
---------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets               (14,355,547)           17,344,751

NET ASSETS
   Beginning of period                                      17,344,751                     -
---------------------------------------------------------------------------------------------
   End of period                                      $      2,989,204     $      17,344,751
=============================================================================================
   Accumulated undistributed net investment
     income (loss) at end of period                   $         33,800     $         179,414
=============================================================================================

CHANGES IN SHARES OUTSTANDING
   Shares sold                                                       -             2,400,000
   Shares redeemed                                            (560,000)           (1,600,000)
   Shares outstanding, beginning of period                     800,000                     -
---------------------------------------------------------------------------------------------
   Shares outstanding, end of period                           240,000               800,000
=============================================================================================

(1)   Commencement of investment operations - June 27, 2007

(2)   Commencement of investment operations - July 3, 2007

(3)   Commencement of investment operations - July 11, 2007

(4)   Commencement of investment operations - July 30, 2007

(5)   Commencement of investment operations - November 9, 2007

(6)   Commencement of investment operations - December 18, 2007

(7)   Commencement of investment operations - January 30, 2008

See notes to financial statements.

56 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust 2 | STATEMENT OF CHANGES IN NET ASSETS continued

                                                      CLAYMORE/BEACON GLOBAL        CLAYMORE/BNY MELLON       CLAYMORE/DELTA GLOBAL
                                                      TIMBER INDEX ETF (CUT)    FRONTIER MARKETS ETF (FRN)  SHIPPING INDEX ETF (SEA)
                                                  ----------------------------  --------------------------  ------------------------
                                                  FOR THE YEAR  FOR THE PERIOD       FOR THE PERIOD            FOR THE PERIOD
                                                     ENDED          ENDED                ENDED                     ENDED
                                                  MAY 31, 2009   MAY 31, 2008(5)     MAY 31, 2009(8)            MAY 31, 2009(9)
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
   Net investment income (loss)                   $  1,185,510  $      500,527      $       315,512           $    1,191,909
   Net realized gain (loss)                         (9,967,554)     (1,092,652)          (3,113,016)              (6,315,214)
   Net unrealized appreciation
     (depreciation)                                 (9,992,215)       (868,505)          (4,069,860)              10,793,042
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net
       assets resulting from operations            (18,774,259)     (1,460,630)          (6,867,364)               5,669,737
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTION TO SHAREHOLDERS FROM
   Net investment income                              (995,520)        (50,400)             (85,440)                (541,360)
   Return of capital                                         -               -                    -                        -
------------------------------------------------------------------------------------------------------------------------------------
     Total distributions                              (995,520)        (50,400)             (85,440)                (541,360)

CAPITAL SHARE TRANSACTIONS

   Proceeds from sale of shares                     14,397,765      58,787,754           22,018,805               72,734,520
   Cost of shares redeemed                          (5,989,634)              -                    -                 (690,296)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from capital
       share transactions                            8,408,131      58,787,754           22,018,805               72,044,224
------------------------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets       (11,361,648)     57,276,724           15,066,001               77,172,601

NET ASSETS
   Beginning of period                              57,276,724               -                    -                        -
------------------------------------------------------------------------------------------------------------------------------------
   End of period                                  $ 45,915,076  $   57,276,724      $    15,066,001           $   77,172,601
====================================================================================================================================
   Accumulated undistributed net
     investment income (loss) at end of period    $    221,740  $      360,121      $       259,787           $      647,123
====================================================================================================================================

CHANGES IN SHARES OUTSTANDING
   Shares sold                                       1,040,000       2,600,000            1,040,000                6,000,000
   Shares redeemed                                    (480,000)              -                    -                  (80,000)
   Shares outstanding, beginning of period           2,600,000               -                    -                        -
------------------------------------------------------------------------------------------------------------------------------------
   Shares outstanding, end of period                 3,160,000       2,600,000            1,040,000                5,920,000
====================================================================================================================================

See notes to financial statements.

                                               Annual Report | May 31, 2009 | 57

Claymore Exchange-Traded Fund Trust 2 | STATEMENT OF CHANGES IN NET ASSETS continued

                                                                    CLAYMORE/ROBB REPORT
                                                                GLOBAL LUXURY INDEX ETF (ROB)
                                                                ------------------------------
                                                                FOR THE YEAR   FOR THE PERIOD
                                                                   ENDED           ENDED
                                                                MAY 31, 2009   MAY 31, 2008(4)
----------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
   Net investment income (loss)                                 $     67,586   $       49,390
   Net realized gain (loss)                                       (1,300,083)        (586,401)
   Net unrealized appreciation (depreciation)                     (2,442,787)        (725,072)
----------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets resulting from
       operations                                                 (3,675,284)      (1,262,083)
----------------------------------------------------------------------------------------------

DISTRIBUTION TO SHAREHOLDERS FROM
   Net investment income                                             (92,160)         (16,000)
   Return of capital                                                       -                -
----------------------------------------------------------------------------------------------
     Total distributions                                             (92,160)         (16,000)

CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares                                            -       10,158,049
   Cost of shares redeemed                                          (923,218)               -
----------------------------------------------------------------------------------------------
     Net increase (decrease) from capital share transactions        (923,218)      10,158,049
----------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets                      (4,690,662)       8,879,966

NET ASSETS
   Beginning of period                                             8,879,966                -
----------------------------------------------------------------------------------------------
   End of period                                                $  4,189,304   $    8,879,966
==============================================================================================
   Accumulated undistributed net investment income (loss) at
     end of period                                              $     33,430   $       66,468
==============================================================================================

CHANGES IN SHARES OUTSTANDING
   Shares sold                                                             -          400,000
   Shares redeemed                                                   (80,000)               -
   Shares outstanding, beginning of period                           400,000                -
----------------------------------------------------------------------------------------------
   Shares outstanding, end of period                                 320,000          400,000
==============================================================================================

(1)   Commencement of investment operations - June 27, 2007

(2)   Commencement of investment operations - July 3, 2007

(3)   Commencement of investment operations - July 11, 2007

(4)   Commencement of investment operations - July 30, 2007

(5)   Commencement of investment operations - November 9, 2007

(6)   Commencement of investment operations - December 18, 2007

(7)   Commencement of investment operations - January 30, 2008

(8)   Commencement of investment operations - June 12, 2008

(9)   Commencement of investment operations - August 25, 2008

See notes to financial statements.

58 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust 2 | STATEMENT OF CHANGES IN NET ASSETS continued

                                                      CLAYMORE/SWM CANADIAN                 CLAYMORE/ZACKS
                                                  ENERGY INCOME INDEX ETF (ENY)      COUNTRY ROTATION ETF (CRO)
                                                  ------------------------------   -----------------------------
                                                  FOR THE YEAR    FOR THE PERIOD   FOR THE YEAR   FOR THE PERIOD
                                                     ENDED            ENDED            ENDED           ENDED
                                                  MAY 31, 2009    MAY 31, 2008(2)  MAY 31, 2009   MAY 31, 2008(3)
-----------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
   Net investment income (loss)                   $   1,825,359   $      913,271   $    189,051   $      157,162
   Net realized gain (loss)                          (5,516,116)         905,560     (3,218,658)         (23,287)
   Net unrealized appreciation (depreciation)       (13,091,889)       5,731,424       (845,691)        (410,373)
-----------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       resulting from operations                    (16,782,646)       7,550,255     (3,875,298)        (276,498)
-----------------------------------------------------------------------------------------------------------------

DISTRIBUTION TO SHAREHOLDERS FROM
   Net investment income                             (1,686,160)        (876,000)      (240,000)         (35,000)
   Return of capital                                          -                -              -                -
-----------------------------------------------------------------------------------------------------------------
     Total distributions                             (1,686,160)        (876,000)      (240,000)         (35,000)

CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares                      30,113,303       32,830,856              -       10,075,298
   Cost of shares redeemed                           (7,956,217)      (5,402,642)             -                -
-----------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from capital
       share transactions                            22,157,086       27,428,214              -       10,075,298
-----------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets          3,688,280       34,102,469     (4,115,298)       9,763,800

NET ASSETS
   Beginning of period                               34,102,469                -      9,763,800                -
-----------------------------------------------------------------------------------------------------------------
   End of period                                  $  37,790,749   $   34,102,469   $  5,648,502   $    9,763,800
-----------------------------------------------------------------------------------------------------------------
   Accumulated undistributed net investment
     income (loss) at end of period               $     486,023   $      426,301   $     59,645   $      148,144
=================================================================================================================

CHANGES IN SHARES OUTSTANDING
   Shares sold                                        1,920,000        1,280,000              -          400,000
   Shares redeemed                                     (320,000)        (200,000)             -                -
   Shares outstanding, beginning of period            1,080,000                -        400,000                -
-----------------------------------------------------------------------------------------------------------------
   Shares outstanding, end of period                  2,680,000        1,080,000        400,000          400,000
=================================================================================================================

                                                              CLAYMORE/ZACKS INTERNATIONAL
                                                            MULTI-ASSET INCOME INDEX ETF (HGI)
                                                            ----------------------------------
                                                             FOR THE YEAR      FOR THE PERIOD
                                                                 ENDED              ENDED
                                                             MAY 31, 2009      MAY 31, 2008(3)
----------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
   Net investment income (loss)                             $      576,806   $        351,144
   Net realized gain (loss)                                     (6,288,439)          (816,744)
   Net unrealized appreciation (depreciation)                    2,505,286           (108,258)
----------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       resulting from operations                                (3,206,347)          (573,858)
----------------------------------------------------------------------------------------------

DISTRIBUTION TO SHAREHOLDERS FROM
   Net investment income                                          (633,473)          (248,000)
   Return of capital                                               (65,127)                 -
----------------------------------------------------------------------------------------------
     Total distributions                                          (698,600)          (248,000)

CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares                                  8,981,783         10,056,196
   Cost of shares redeemed                                               -                  -
----------------------------------------------------------------------------------------------
     Net increase (decrease) from capital
       share transactions                                        8,981,783         10,056,196
----------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets                     5,076,836          9,234,338

NET ASSETS
   Beginning of period                                           9,234,338                  -
----------------------------------------------------------------------------------------------
   End of period                                            $   14,311,174   $      9,234,338
----------------------------------------------------------------------------------------------
   Accumulated undistributed net investment
     income (loss) at end of period                         $      (21,447)  $        108,486
==============================================================================================

CHANGES IN SHARES OUTSTANDING
   Shares sold                                                     600,000            400,000
   Shares redeemed                                                       -                  -
   Shares outstanding, beginning of period                         400,000                  -
----------------------------------------------------------------------------------------------
   Shares outstanding, end of period                             1,000,000            400,000
==============================================================================================

See notes to financial statements.

                                               Annual Report | May 31, 2009 | 59

Claymore Exchange-Traded Fund Trust 2

FINANCIAL HIGHLIGHTS |

TAO | Claymore/AlphaShares China Real Estate ETF

                                                                           FOR THE PERIOD
                                                            FOR THE   DECEMBER 18, 2007**
PER SHARE OPERATING PERFORMANCE                          YEAR ENDED               THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD          MAY 31, 2009          MAY 31, 2008
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $      20.68      $          23.50
------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (a)                                   0.39                  0.17
   Net realized and unrealized loss                           (3.82)                (2.99)
------------------------------------------------------------------------------------------
     Total from investment operations                         (3.43)                (2.82)
------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                                      (0.38)                    -
------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $      16.87      $          20.68
==========================================================================================
MARKET VALUE, END OF PERIOD                            $      17.27      $          20.91
==========================================================================================

TOTAL RETURN*(B)
   Net asset value                                           -15.44%               -12.00%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                  $     39,802      $         28,949
Ratio of net expenses to average net assets*                   0.78%                 0.95%(c)
Ratio of net investment income to average net assets*          3.00%                 1.64%(c)
Portfolio turnover rate (d)                                      47%                    1%

*     If certain expenses had not been waived or
      reimbursed by the Adviser, total return would
      have been lower and the ratios would have been
      as follows:
      Ratio of total expenses to average net assets            1.74%                 1.50%(c)
      Ratio of net investment income to average
      net assets                                               2.04%                 1.09%(c)

**    Commencement of investment operations.

(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized for periods less than a year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

60 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust 2 | FINANCIAL HIGHLIGHTS continued

HAO | Claymore/AlphaShares China Small Cap Index ETF

                                                                          FOR THE PERIOD
                                                            FOR THE   JANUARY 30, 2008**
PER SHARE OPERATING PERFORMANCE                          YEAR ENDED              THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD          MAY 31, 2009         MAY 31, 2008
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $      24.04     $          24.34
-----------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) (a)                            0.27                 0.27
   Net realized and unrealized gain (loss)                    (3.51)               (0.57)
-----------------------------------------------------------------------------------------
     Total from investment operations                         (3.24)               (0.30)
-----------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                                      (0.10)                   -
-----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $      20.70     $          24.04
=========================================================================================
MARKET VALUE, END OF PERIOD                            $      21.22     $          24.39
=========================================================================================

TOTAL RETURN *(B)
   Net asset value                                           -13.27%               -1.23%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                  $     62,938     $         11,540
Ratio of net expenses to average net assets*                   0.88%                1.00%(c)
Ratio of net investment income (loss) to average
net assets*                                                    1.86%                3.44%(c)
Portfolio turnover rate (d)                                      65%                   1%

*     If certain expenses had not been waived or
      reimbursed by the Adviser, total return would
      have been lower and the ratios would have been
      as follows:
      Ratio of total expenses to average net assets            1.64%                3.16%(c)
      Ratio of net investment income (loss) to
      average net assets                                       1.10%                1.28%(c)

**    Commencement of investment operations.

(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized for periods less than a year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

                                               Annual Report | May 31, 2009 | 61

Claymore Exchange-Traded Fund Trust 2 | FINANCIAL HIGHLIGHTS continued

EXB | Claymore/Beacon Global Exchanges, Brokers & Asset Managers Index ETF

                                                                        FOR THE PERIOD
                                                            FOR THE    JUNE 27, 2007**
PER SHARE OPERATING PERFORMANCE                          YEAR ENDED            THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD          MAY 31, 2009       MAY 31, 2008
---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $      21.68   $          24.56
---------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) (a)                            0.32               0.20
   Net realized and unrealized gain (loss)                    (8.87)             (3.06)
---------------------------------------------------------------------------------------
     Total from investment operations                         (8.55)             (2.86)
---------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                                      (0.67)             (0.02)
---------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $      12.46   $          21.68
=======================================================================================
MARKET VALUE, END OF PERIOD                            $      12.28   $          21.75
=======================================================================================

TOTAL RETURN* (B)
   Net asset value                                           -38.56%            -11.65%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                  $      2,989   $         17,345
Ratio of net expenses to average net assets*                   0.70%              0.87%(c)
Ratio of net investment income to average net assets*          2.32%              0.90%(c)
Portfolio turnover rate (d)                                      66%                83%

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

      Ratio of expenses to average net assets                  2.55%              1.43%(c)
      Ratio of net investment income (loss) to
      average net assets                                       0.47%              0.34%(c)

**    Commencement of investment operations.

(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized for periods less than a year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

62 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust 2 | FINANCIAL HIGHLIGHTS continued

CUT | Claymore/Beacon Global Timber Index ETF

                                                                          FOR THE PERIOD
                                                            FOR THE   NOVEMBER 9, 2007**
PER SHARE OPERATING PERFORMANCE                          YEAR ENDED              THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD          MAY 31, 2009         MAY 31, 2008
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $      22.03        $       24.91
-----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) (a)                            0.47                 0.33
   Net realized and unrealized gain (loss)                    (7.56)               (3.13)
-----------------------------------------------------------------------------------------
     Total from investment operations                         (7.09)               (2.80)
-----------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                                      (0.41)               (0.08)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $      14.53        $       22.03
=========================================================================================
MARKET VALUE, END OF PERIOD                            $      14.69        $       22.25
=========================================================================================

TOTAL RETURN* (B)
   Net asset value                                           -31.77%              -11.25%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                  $     45,915        $      57,277
Ratio of net expenses to average net assets*                   0.71%                0.95%(c)
Ratio of net investment income to average net assets*          3.36%                2.72%(c)
Portfolio turnover rate (d)                                      58%                  23%

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

      Ratio of total expenses to average net assets            1.08%                1.43%(c)
      Ratio of net investment income (loss) to
      average net assets                                       2.99%                2.24%(c)

**    Commencement of investment operations.

(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized for periods less than a year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

                                               Annual Report | May 31, 2009 | 63

Claymore Exchange-Traded Fund Trust 2 | FINANCIAL HIGHLIGHTS continued

FRN | Claymore/BNY Mellon Frontier Markets ETF

                                                              FOR THE PERIOD
                                                             JUNE 12, 2008**
PER SHARE OPERATING PERFORMANCE                                      THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                   MAY 31, 2009
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $       24.34
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) (a)                                     0.36
   Net realized and unrealized gain (loss)                            (10.12)
--------------------------------------------------------------------------------
     Total from investment operations                                  (9.76)
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                                               (0.09)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $       14.49
================================================================================
MARKET VALUE, END OF PERIOD                                    $       14.48
================================================================================
TOTAL RETURN*(B)
   Net asset value                                                    -40.03%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                          $      15,066
Ratio of net expenses to average net assets*                            0.95%(c)
Ratio of net investment income to average net assets*                   2.65%(c)
Portfolio turnover rate (d)                                               29%

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

      Ratio of expenses to average net assets                           2.22%(c)
      Ratio of net investment income (loss) to average
      net assets                                                        1.38%(c)

**    Commencement of investment operations.

(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized for periods less than a year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

64 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust 2 | FINANCIAL HIGHLIGHTS continued

SEA | Claymore/Delta Global Shipping Index ETF

                                                              FOR THE PERIOD
                                                           AUGUST 25, 2008**
PER SHARE OPERATING PERFORMANCE                                      THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                   MAY 31, 2009
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $       25.12
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (a)                                            0.73
   Net realized and unrealized gain (loss)                            (12.33)
--------------------------------------------------------------------------------
     Total from investment operations                                 (11.60)
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                                               (0.48)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $       13.04
================================================================================
MARKET VALUE, END OF PERIOD                                    $       13.70
================================================================================

TOTAL RETURN *(B)
   Net asset value                                                    -45.89%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                          $      77,173
Ratio of net expenses to average net assets*                            0.95%(c)
Ratio of net investment income to average net assets*                   9.24%(c)
Portfolio turnover rate (d)                                               52%

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

      Ratio of total expenses to average net assets                     1.78%(c)
      Ratio of net investment income to average net assets              8.41%(c)

**    Commencement of investment operations.

(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized for periods less than a year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

                                               Annual Report | May 31, 2009 | 65

Claymore Exchange-Traded Fund Trust 2 | FINANCIAL HIGHLIGHTS continued

ROB | Claymore/Robb Report Global Luxury Index ETF

                                                                               FOR THE PERIOD
                                                               FOR THE YEAR   JULY 30, 2007**
PER SHARE OPERATING PERFORMANCE                                       ENDED           THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                  MAY 31, 2009      MAY 31, 2008
-------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $      22.20   $         23.80
-------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS

   Net investment income (loss) (a)                                    0.19              0.14
   Net realized and unrealized gain (loss)                            (9.01)            (1.70)
-------------------------------------------------------------------------------------------------
     Total from investment operations                                 (8.82)            (1.56)
-------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                                              (0.29)            (0.04)
-------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $      13.09   $         22.20
=================================================================================================
MARKET VALUE, END OF PERIOD                                    $      12.96   $         22.28
=================================================================================================

TOTAL RETURN* (b)
   Net asset value                                                   -39.58%            -6.57%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                          $      4,189   $         8,880
Ratio of net expenses to average net assets*                           0.75%             1.21%(c)
Ratio of net investment income to average net assets*                  1.32%             0.73%(c)
Portfolio turnover rate (d)                                              14%               26%

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

      Ratio of total expenses to average net assets                    4.75%             3.81%(c)
      Ratio of net investment income (loss) to average
      net assets                                                      -2.68%            -1.87%(c)

**    Commencement of investment operations.

(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized for periods less than a year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

66 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust 2 | FINANCIAL HIGHLIGHTS continued

ENY | Claymore/SWM Canadian Energy Income Index ETF

                                                                               FOR THE PERIOD
                                                               FOR THE YEAR    JULY 3, 2007**
PER SHARE OPERATING PERFORMANCE                                       ENDED           THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                  MAY 31, 2009      MAY 31, 2008
-------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $      31.58   $         25.05
-------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) (a)                                    1.08              0.85
   Net realized and unrealized gain (loss)                           (17.49)             6.41
-------------------------------------------------------------------------------------------------
     Total from investment operations                                (16.41)             7.26
-------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                                              (1.07)            (0.73)
-------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $      14.10   $         31.58
=================================================================================================
MARKET VALUE, END OF PERIOD                                    $      14.38   $         31.71
=================================================================================================
TOTAL RETURN *(b)
   Net asset value                                                  -51.89%             29.62%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                          $     37,791   $        34,102
Ratio of net expenses to average net assets*                           0.71%             0.83%(c)
Ratio of net investment income (loss) to average net assets*           7.03%             3.57%(c)
Portfolio turnover rate (d)                                              68%               31%

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

      Ratio of total expenses to average net assets                    1.23%            1.24%(c)
      Ratio of net investment income (loss) to average
      net assets                                                       6.51%            3.16%(c)

**    Commencement of investment operations.

(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized for periods less than a year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

                                               Annual Report | May 31, 2009 | 67

Claymore Exchange-Traded Fund Trust 2 | FINANCIAL HIGHLIGHTS continued

CRO | Claymore/Zacks Country Rotation ETF

                                                                               FOR THE PERIOD
                                                               FOR THE YEAR   JULY 11, 2007**
PER SHARE OPERATING PERFORMANCE                                       ENDED           THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                  MAY 31, 2009      MAY 31, 2008
-------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $      24.41   $         25.08
-------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) (a)                                    0.47              0.59
   Net realized and unrealized gain (loss)                           (10.16)            (1.08)
-------------------------------------------------------------------------------------------------
     Total from investment operations                                 (9.69)            (0.49)
-------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                                              (0.60)            (0.18)
-------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $      14.12   $         24.41
=================================================================================================
MARKET VALUE, END OF PERIOD                                    $      14.20   $         24.60
=================================================================================================

TOTAL RETURN*(B)
   Net asset value                                                   -39.47%            -2.00%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                          $      5,649   $         9,764
Ratio of net expenses to average net assets*                           0.70%             1.24%(c)
Ratio of net investment income to average net assets*                  3.07%             2.53%(c)
Portfolio turnover rate (d)                                             170%               51%

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

      Ratio of expenses to average net assets                          3.06%             2.98%(c)
      Ratio of net investment income (loss) to average
      net assets                                                       0.71%             0.79%(c)

**    Commencement of investment operations.

(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized for periods less than a year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

68 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust 2 | FINANCIAL HIGHLIGHTS continued

HGI | Claymore/Zacks International Multi-Asset Income Index ETF

                                                                               FOR THE PERIOD
                                                                    FOR THE   JULY 11, 2007**
PER SHARE OPERATING PERFORMANCE                                  YEAR ENDED           THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                  MAY 31, 2009      MAY 31, 2008
-------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $      23.09     $       24.98
-------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) (a)                                    0.78              0.88
   Net realized and unrealized gain (loss)                            (8.61)            (2.15)
-------------------------------------------------------------------------------------------------
     Total from investment operations                                 (7.83)            (1.27)
-------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
   From and in excess of net investment income                        (0.86)            (0.62)
   Return of capital                                                  (0.09)                -
-------------------------------------------------------------------------------------------------
     Total distribution to shareholders                               (0.95)            (0.62)
-------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $      14.31     $       23.09
=================================================================================================
MARKET VALUE, END OF PERIOD                                    $      14.44     $       24.00
=================================================================================================

TOTAL RETURN*(B)
   Net asset value                                                   -33.80%            -5.02%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                          $     14,311     $       9,234
Ratio of net expenses to average net assets*                           0.70%             1.10%(c)
Ratio of net investment income (loss) to average net assets*           5.56%             4.26%(c)
Portfolio turnover rate (d)                                             114%              114%

* If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

      Ratio of total expenses to average net assets                    1.98%             2.61%(c)
      Ratio of net investment income (loss) to average
      net assets                                                       4.28%             2.75%(c)

**    Commencement of investment operations.

(a)   Based on average shares outstanding during the period.

(b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)   Annualized.

(d) Portfolio turnover is not annualized for periods less than a year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

                                               Annual Report | May 31, 2009 | 69

Claymore Exchange-Traded Fund Trust 2

Notes to FINANCIAL STATEMENTS | MAY 31,2009

Note 1 - ORGANIZATION:

Claymore Exchange-Traded Fund Trust 2 (the "Trust"), which is registered under the Investment Company Act of 1940,as amended (the "1940 Act"),is organized as an open-end, management investment company that was organized as a Delaware business trust on June 8, 2006. At the end of the period, the Trust consisted of 14 portfolios. The following 10 portfolios have an annual reporting period-end on May 31, 2009:

Claymore/AlphaShares China Real Estate ETF                   "AlphaShares China Real Estate "
Claymore/AlphaShares China Small Cap Index ETF               "AlphaShares China Small Cap"
Claymore/Beacon Global Exchanges, Brokers                    "Beacon Global Exchanges, Brokers &
   & Asset Managers Index ETF                                   Asset Managers"
   formerly Claymore/Clear Global Exchanges, Brokers
   and Asset Managers Index ETF
Claymore/Beacon Global Timber Index ETF
   formerly Claymore/Clear Global Timber ETF                 "Beacon Global Timber"
Claymore/BNY Mellon Frontier Markets ETF                     "BNY Mellon Frontier Markets"
Claymore/Delta Global Shipping Index ETF                     "Delta Global Shipping"
Claymore/Robb Report Global Luxury Index ETF                 "Robb Report Global Luxury"
Claymore/SWM Canadian Energy Income Index ETF                "SWM Canadian Energy Income"
Claymore/Zacks Country Rotation ETF                          "Zacks Country Rotation"
Claymore/Zacks International Multi-Asset Income Index ETF    "Zacks International Multi-Asset Income"

Each portfolio represents a separate series of the Trust (each a "Fund"or collectively the "Funds"). Each Fund's shares are listed and traded on the NYSE Arca, Inc.("NYSE Arca").The Funds' market prices may differ to some degree from the net asset value ("NAV") of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares; each called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each of the Funds is to replicate as closely as possible, before fees and expenses, the performance of the following market indices:

FUND                                                                                    INDEX
---------------------------------------------------------------------------------------------
AlphaShares China Real Estate                             AlphaShares China Real Estate Index
AlphaShares China Small Cap                                 AlphaShares China Small Cap Index
Beacon Global Exchanges, Brokers & Asset Managers    Beacon Global Exchanges, Brokers & Asset
                                                                               Managers Index
Beacon Global Timber                                               Beacon Global Timber Index
BNY Mellon Frontier Markets                                  BNY Mellon New Frontier DR Index
Delta Global Shipping                                             Delta Global Shipping Index
Robb Report Global Luxury                                     Robb Report Global Luxury Index
SWM Canadian Energy Income                           Sustainable Canadian Energy Income Index
Zacks Country Rotation                                           Zacks Country Rotation Index
Zacks International Multi-Asset Income           Zacks International Multi-Asset Income Index

Note 2 -ACCOUNTING POLICIES:

The preparation of the financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of the significant accounting policies followed by the Funds.

(A) VALUATION OF INVESTMENTS

Equity securities are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Events occurring after the close of trading on non-United States exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the NYSE. Debt securities are valued at the mean between the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Valuations in accordance with these procedures are intended to reflect each security's (or asset's) "fair value". Such "fair value" is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale.Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to:(i) the type of security,(ii) the initial cost of the security,
(iii) the existence of any contractual restrictions on the security's disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company's financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g.the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No.157,"Fair Valuation Measurements"("FAS 157").The Funds adopted FAS 157 effective June 1,2008.This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e. g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).The following table represents the Funds' investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of May 31, 2009:

CATEGORY (VALUE IN $000S)             LEVEL 1     LEVEL 2   LEVEL 3       TOTAL
--------------------------------------------------------------------------------
AlphaShares China Real Estate       $  39,543   $      95   $     -   $  39,638
--------------------------------------------------------------------------------
AlphaShares China Small Cap         $  62,516   $       -   $     -   $  62,516
--------------------------------------------------------------------------------
Beacon Global Exchanges, Brokers
& Asset Managers                    $   3,009   $       -   $     -   $   3,009
--------------------------------------------------------------------------------
Beacon Global Timber                $  45,830   $       -   $     -   $  45,830
--------------------------------------------------------------------------------
BNY Mellon Frontier Markets         $  10,266   $   4,558   $     -   $  14,824
--------------------------------------------------------------------------------
Delta Global Shipping               $  76,986   $       -   $     -   $  76,986
--------------------------------------------------------------------------------
Robb Report Global Luxury           $   4,180   $       -   $     -   $   4,180
--------------------------------------------------------------------------------
SWM Canadian Energy Income          $  37,636   $       -   $     -   $  37,636
--------------------------------------------------------------------------------
Zacks Country Rotation              $   5,631   $       -   $     -   $   5,631
--------------------------------------------------------------------------------
Zacks International Multi-Asset
Income                              $  14,260   $       -   $     -   $  14,260
--------------------------------------------------------------------------------

70 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust 2 | NOTES TO FINANCIAL STATEMENTS continued

                                     BEGINNING                   CHANGE IN                                    ENDING
                                       BALANCE  TOTAL REALIZED  UNREALIZED  NET PURCHASES  NET TRANSFERS     BALANCE
LEVEL 3 HOLDINGS (VALUE IN $000'S)  AT 5/31/08       GAIN/LOSS   GAIN/LOSS      AND SALES         IN/OUT  AT 5/31/09
--------------------------------------------------------------------------------------------------------------------
AlphaShares China Small Cap         $        -  $           (6) $     (266) $         169  $         103  $        -
Beacon Global Exchanges,
Brokers & Asset Managers            $        -  $            -  $      (29) $           -  $          29  $        -

(B) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

The Funds record the character of dividends received from master limited partnerships ("MLPs") based on estimates made at the time such distributions are received. These estimates are based upon a historical review of information available from each MLP and other industry sources. The characterization of the estimate may subsequently be revised based on information received from MLPs after their tax reporting periods conclude.

REIT distributions received by a Fund are generally comprised of ordinary income, long-term and short-term capital gains and return of capital. The actual character of amounts received during the year, are not known until after the fiscal year end. A Fund records the character of distributions received from REITs during the year based on historical information available. A Fund's characterization may be subsequently revised based on information received from REITs after their tax reporting periods conclude.

(C) CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the bid and asked price of respective exchange rates on the last day of the period. Purchases and sales of investments denominated in foreign currencies are translated at the exchange rate on the date of the transaction.

Foreign exchange gain or loss resulting from holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Fund's accounting records on the date of receipt are included as net realized gains or losses on foreign currency transactions in the Fund's Statement of Operations.

Foreign exchange gain or loss on assets and liabilities, other than investments, are included in unrealized appreciation/(depreciation) on foreign currency translations.

(D) DISTRIBUTIONS

The Funds intend to pay substantially all of their net investment income to Shareholders through annual distributions, except for Delta Global Shipping, SWM Canadian Energy Income and Zacks International Multi-Asset Income which will pay a quarterly distribution. In addition, the Funds intend to distribute any capital gains to Shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S.generally accepted accounting principles.

(E) OFFERING COSTS

For Beacon Global Exchanges, Brokers & Asset Managers; Robb Report Global Luxury; SWM Canadian Energy Income; Zacks Country Rotation and Zacks International Multi-Asset Income, offering costs of up to $49,000 were incurred by each Fund, and are being amortized over a one-year period from each Fund's commencement of operations. For AlphaShares China Real Estate; AlphaShares China Small Cap; Beacon Global Timber; BNY Mellon Frontier Markets and Delta Global Shipping, offering costs are being accrued at an annual rate of the lesser of actual costs incurred or 0.25% of average daily net assets over the first year of operations. For these five Funds, Claymore Advisors, LLC has agreed to pay all offering costs in excess of 0.25%.Claymore Advisors, LLC has agreed to pay all organizational expenses of each Fund incurred prior to the commencement of operations.

(F) SECURITIES LENDING

Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds' securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. Each Fund receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S.government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund's securities if the borrower defaults. The securities lending income earned by the Funds is disclosed on the Statement of Operations. None of the Funds have lent securities outstanding as of May 31,2009.

Note 3 - INVESTMENT ADVISORY AGREEMENT, SUB-ADVISORY AGREEMENT AND OTHER
AGREEMENTS:

Pursuant to an Investment Advisory Agreement (the "Agreement") between the Trust, on behalf of each Fund, and Claymore Advisors, LLC (the "Adviser"), the Adviser manages the investment and reinvestment of each Fund's assets and administers the affairs of each Fund to the extent requested by the Board of Trustees.

Pursuant to the Agreement, each Fund pays the Adviser an advisory fee payable on a monthly basis at the annual rate set forth below based on each Fund's average daily net assets:

FUND                                                                       RATE
--------------------------------------------------------------------------------
AlphaShares China Real Estate                                              0.50%
AlphaShares China Small Cap                                                0.55%
Beacon Global Exchanges, Brokers & Asset Managers                          0.50%
Beacon Global Timber                                                       0.50%
BNY Mellon Frontier Markets                                                0.50%
Delta Global Shipping                                                      0.50%
Robb Report Global Luxury                                                  0.50%
SWM Canadian Energy Income                                                 0.50%
Zacks Country Rotation                                                     0.50%
Zacks International Multi-Asset Income                                     0.50%

                                               Annual Report | May 31, 2009 | 71

Claymore Exchange-Traded Fund Trust 2 | NOTES TO FINANCIAL STATEMENTS continued

Under a separate Fund Administration agreement, Claymore Advisors, LLC provides Fund Administration services to the Funds. Claymore Advisors, LLC receives a fund administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of each Fund:

NET ASSETS                                                                 RATE
--------------------------------------------------------------------------------
First $200,000,000                                                       0.0275%
Next $300,000,000                                                        0.0200%
Next $500,000,000                                                        0.0150%
Over $1,000,000,000                                                      0.0100%

For the period ended May 31, 2009, each Fund recognized Fund Administration expenses and waived Fund Administration expenses as follows:

                                       FUND ADMINISTRATION   FUND ADMINISTRATION
                                                   EXPENSE        EXPENSE WAIVED
--------------------------------------------------------------------------------
AlphaShares China Real Estate                 $      5,730        $        5,730
AlphaShares China Small Cap                          5,781                 5,781
Beacon Global Exchanges,
Brokers & Asset Managers                             2,140                 2,140
Beacon Global Timber                                 9,714                     -
BNY Mellon Frontier Markets                          3,269                 3,269
Delta Global Shipping                                3,547                 3,547
Robb Report Global Luxury                            1,406                 1,406
SWM Canadian Energy Income                           7,139                 6,178
Zacks Country Rotation                               1,694                 1,694
Zacks International Multi-Asset Income               2,855                 2,855

The Bank of New York Mellon ("BNY") acts as the Funds'custodian, accounting agent and transfer agent. As custodian, BNY is responsible for the custody of the Funds'assets. As accounting agent, BNY is responsible for maintaining the books and records of the Funds. As transfer agent, BNY is responsible for performing transfer agency services for the Funds.

The Funds' Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding the following percentages of average net assets per year, at least until December 31, 2011:

FUND                                                                       RATE
--------------------------------------------------------------------------------
AlphaShares China Real Estate                                              0.65%
AlphaShares China Small Cap                                                0.70%
Beacon Global Exchanges, Brokers & Asset Managers                          0.65%
Beacon Global Timber                                                       0.65%
BNY Mellon Frontier Markets                                                0.65%
Delta Global Shipping                                                      0.65%
Robb Report Global Luxury                                                  0.70%
SWM Canadian Energy Income                                                 0.65%
Zacks Country Rotation                                                     0.65%
Zacks International Multi-Asset Income                                     0.65%

Amounts owed to each Fund from the Adviser are shown in the Statement of Assets & Liabilities.

The Trust and the Adviser have entered into an Expense Reimbursement Agreement in which for a period of five years subsequent to each Fund's commencement of operations, the Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the expense cap.

For the period ended May 31, 2009, the Adviser waived fees and assumed the following fees and expenses:

                                                                      CUMULATIVE
                                                ADVISORY             POTENTIALLY
                                                    FEES   EXPENSES  RECOVERABLE
                                                  WAIVED    ASSUMED      EXPENSE
--------------------------------------------------------------------------------
AlphaShares China Real Estate                  $ 104,176  $  94,190  $   269,325
AlphaShares China Small Cap                      115,625     44,556      220,822
Beacon Global Exchanges, Brokers &
Asset Managers                                    38,907    104,953      264,956
Beacon Global Timber                             129,172          -      218,466
BNY Mellon Frontier Markets                       59,430     91,482      150,912
Delta Global Shipping                             64,487     42,259      106,746
Robb Report Global Luxury                         25,557    179,012      380,490
SWM Canadian Energy Income                       129,802      6,178      241,058
Zacks Country Rotation                            30,802    114,471      253,185
Zacks International Multi-Asset
Income                                            51,919     81,028      257,180

Certain officers and/or trustees of the Trust are officers and/or directors of the Adviser. The Trust does not compensate its officers and /or trustees who are officers or directors of the Adviser.

LICENSING FEE AGREEMENTS:

The Adviser has entered into licensing agreements on behalf of each Fund with the following Licensors:

FUND                                                                    LICENSOR
--------------------------------------------------------------------------------
AlphaShares China Real Estate                                  AlphaShares, Inc.
AlphaShares China Small Cap                                    AlphaShares, Inc.
Beacon Global Exchanges, Brokers                              Beacon Indexes LLC
& Asset Managers
Beacon Global Timber                                          Beacon Indexes LLC
BNY Frontier Markets                                 The Bank of New York Mellon
Delta Global Shipping                                  Delta Global Indices, LLC
Robb Report Global Luxury                   CurtCo Robb Media, LLC, Publisher of
                                                            Robb Report Magazine
SWM Canadian Energy Income                   Sustainable Wealth Management, Ltd.
Zacks Country Rotation                           Zacks Investment Research, Inc.
Zacks International Multi-Asset Income           Zacks Investment Research, Inc.

The above trademarks are trademarks owned by the respective Licensors. These trademarks have been licensed to the Adviser for use for certain purposes with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in shares of the Funds. Up to 5 basis points of licensing fees are excluded from the expense cap.

72 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust 2 | NOTES TO FINANCIAL STATEMENTS continued

Note 4 - FEDERAL INCOME TAXES:

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986,as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Funds intend not to be subject to U.S. federal excise tax.

At May 31,2009,the cost of investments, accumulated unrealized appreciation/depreciation on investments, excluding foreign currency, and accumulated earnings/loss for federal income tax purposes were as follows:

                                  COST OF                                         NET TAX
                              INVESTMENTS       GROSS TAX      GROSS TAX       UNREALIZED
                                  FOR TAX      UNREALIZED     UNREALIZED     APPRECIATION
                                 PURPOSES    APPRECIATION   DEPRECIATION   (DEPRECIATION)
------------------------------------------------------------------------------------------
AlphaShares China
Real Estate                  $ 40,208,889   $   2,184,894   $ (2,756,009)  $     (571,115)
AlphaShares China
Small Cap                      47,850,321      15,143,955       (478,595)      14,665,360
Beacon Global Exchanges,
Brokers & Asset Managers        5,565,246          33,886     (2,589,658)      (2,555,772)
Beacon Global Timber           57,686,908         282,116    (12,138,867)     (11,856,751)
BNY Mellon Frontier Markets    18,894,081         465,105     (4,534,965)      (4,069,860)
Delta Global Shipping          66,497,034      10,704,116       (215,616)      10,488,500
Robb Report Global Luxury       7,376,246          23,738     (3,220,145)      (3,196,407)
SWM Canadian
Energy Income                  45,397,269         887,025     (8,648,197)      (7,761,172)
Zacks Country Rotation          6,927,884         458,540     (1,755,450)      (1,296,910)
Zacks International
Multi-Asset Income             12,098,574       2,663,672       (502,281)       2,161,391

                                    NET TAX
                                 UNREALIZED                       UNDISTRIBUTED
                               APPRECIATION     UNDISTRIBUTED  LONG-TERM GAINS/
                             (DEPRECIATION)  ORDINARY INCOME/      (ACCUMULATED
                                 ON FOREIGN      (ACCUMULATED         CAPITAL &
                                   CURRENCY    ORDINARY LOSS)       OTHER LOSS)
--------------------------------------------------------------------------------
AlphaShares China
Real Estate                  $          (26) $        320,104  $     (7,238,501)
AlphaShares China
Small Cap                                 3           371,936        (8,166,436)
Beacon Global Exchanges,
Brokers & Asset Managers                 62            33,667        (6,019,874)
Beacon Global Timber                  2,014           221,740        (7,430,019)
BNY Mellon Frontier Markets               -           259,787        (3,113,016)
Delta Global Shipping                 3,520           659,603        (5,934,321)
Robb Report Global Luxury              (389)           33,430        (1,156,808)
SWM Canadian
Energy Income                         3,394           349,220        (5,532,505)
Zacks Country Rotation                  818            59,645        (3,154,390)
Zacks International
Multi-Asset Income                    2,048           (21,447)       (6,767,397)

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the year ended May 31, 2009 was as follows:

                                                              DISTRIBUTIONS PAID
                                                            FROM ORDINARY INCOME
--------------------------------------------------------------------------------
AlphaShares China Real Estate                                       $    566,840
AlphaShares China Small Cap                                              144,400
Beacon Global Exchanges, Brokers & Asset
Managers                                                                 320,160
Beacon Global Timber                                                     995,520
BNY Mellon Frontier Markets                                               85,440
Delta Global Shipping                                                    541,360
Robb Report Global Luxury                                                 92,160
SWM Canadian Energy Income                                             1,686,160
Zacks Country Rotation                                                   240,000
Zacks International Multi-Asset Income                                   633,473

                                                         DISTRIBUTIONS PAID FROM
                                                               RETURN OF CAPITAL

--------------------------------------------------------------------------------
Zacks International Multi-Asset Income                              $     65,127

The tax character of distributions paid during the year ended May 31, 2008 was as follows:

                                                              DISTRIBUTIONS PAID
                                                            FROM ORDINARY INCOME
--------------------------------------------------------------------------------
Beacon Global Exchanges, Brokers & Asset Managers                   $     48,000
Beacon Global Timber                                                      50,400
Robb Report Global Luxury                                                 16,000
SWM Canadian Energy Income                                               876,000
Zacks Country Rotation                                                    35,000
Zacks International Multi-Asset Income                                   248,000

At May 31, 2009, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

                                                            CAPITAL      CAPITAL
                                                               LOSS         LOSS
                                                          AVAILABLE    AVAILABLE
                                                            THROUGH      THROUGH
                                                               2016         2017
--------------------------------------------------------------------------------
AlphaShares China Real Estate                             $       -  $   563,033
AlphaShares China Small Cap                                       -      212,550
Beacon Global Exchanges, Brokers & Asset Managers               735    4,028,500
Beacon Global Timber                                              -    3,823,203
BNY Mellon Frontier Markets                                       -      241,589
Delta Global Shipping                                             -       66,818
Robb Report Global Luxury                                       432      709,898
SWM Canadian Energy Income                                        -    3,706,876
Zacks Country Rotation                                            -      507,192
Zacks International Multi-Asset Income                      434,730    2,191,498

                                               Annual Report | May 31, 2009 | 73

Claymore Exchange-Traded Fund Trust 2 | NOTES TO FINANCIAL STATEMENTS continued

Capital and foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of each Fund's next taxable year. During the period ended May 31,2009,the following Funds incurred and will elect to defer net capital losses, currency losses and passive foreign investment company (PFIC) losses as follows:

                                                                   POST-OCTOBER
                                                               FOREIGN CURRENCY
                                                 POST-OCTOBER          AND PFIC
                                               CAPITAL LOSSES            LOSSES
--------------------------------------------------------------------------------
AlphaShares China Real Estate                    $ (6,675,468)       $        -
AlphaShares China Small Cap                        (7,953,886)           (5,978)
Beacon Global Exchanges, Brokers &
Asset Managers                                     (1,990,639)             (249)
Beacon Global Timber                               (3,606,816)          (41,366)
BNY Mellon Frontier Markets                        (2,871,427)                -
Delta Global Shipping                              (5,867,503)          (31,824)
Robb Report Global Luxury                            (446,478)                -
SWM Canadian Energy Income                         (1,825,629)          (15,473)
Zacks Country Rotation                             (2,647,198)          (24,885)
Zacks International Multi-Asset Income             (4,141,169)          (21,447)

At May 31, 2009 the following reclassifications were made to the capital accounts of the Funds, to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations, which are primarily due to the differences between book and tax treatment of investments in real estate investment trusts, investments in partnerships, wash sales from redemption in-kind transactions, redemption in-kind transactions, return of capital, and net investment losses. Net investment income, net realized gains and net assets were not affected by these changes.

                                 UNDISTRIBUTED     ACCUMULATED
                                NET INVESTMENT    NET REALIZED
                                 INCOME/(LOSS)     GAIN/(LOSS)  PAID IN CAPITAL
--------------------------------------------------------------------------------
AlphaShares China Real Estate     $     17,878  $    1,372,536  $    (1,390,414)
AlphaShares China Small Cap             21,370       2,559,757       (2,581,127)
Beacon Global Exchanges,
Brokers & Asset Managers                (6,155)      5,092,153       (5,085,998)
Beacon Global Timber                  (328,371)      2,500,177       (2,171,806)
BNY Mellon Frontier Markets             29,715               -          (29,715)
Delta Global Shipping                   (3,426)         92,351          (88,925)
Robb Report Global Luxury               (8,464)        700,560         (692,096)
SWM Canadian Energy Income             (79,477)       (361,753)         441,230
Zacks Country Rotation                 (37,550)         37,550                -
Zacks International
Multi-Asset Income                     (73,266)         73,266                -

Effective June 1,2008,the Funds adopted the provisions of FASB Interpretation No.48 ("FIN 48") Accounting for Uncertainty in Income Taxes. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements.

FIN 48 requires the Funds to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. As of May 31,2009,open Federal and state income tax years include the tax years ended May 31,2008 and 2009.The Funds have no examination in progress.

Note 5 - INVESTMENT TRANSACTIONS:

For the period ended May 31,2009,the cost of investments purchased and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were as follows:

                                                         PURCHASES         SALES
--------------------------------------------------------------------------------
AlphaShares China Real Estate                         $ 10,365,651  $ 10,295,819
AlphaShares China Small Cap                             14,739,677    14,729,487
Beacon Global Exchanges, Brokers & Asset Managers        5,323,454     5,673,671
Beacon Global Timber                                    21,605,111    21,503,584
BNY Mellon Frontier Markets                              3,747,193     3,706,632
Delta Global Shipping                                   11,024,467    10,529,525
Robb Report Global Luxury                                  755,911       827,704
SWM Canadian Energy Income                              19,328,775    18,883,750
Zacks Country Rotation                                  10,730,274    10,838,778
Zacks International Multi-Asset Income                  11,916,014    11,994,844

For the period ended May 31, 2009, in-kind transactions were as follows:

                                                          PURCHASES        SALES
--------------------------------------------------------------------------------
AlphaShares China Real Estate                          $ 18,241,091  $ 4,438,535
AlphaShares China Small Cap                              60,773,177   14,106,006
Beacon Global Exchanges, Brokers & Asset Managers                 -    6,151,909
Beacon Global Timber                                     14,392,821    5,982,637
BNY Mellon Frontier Markets                              21,966,536            -
Delta Global Shipping                                    72,667,641      687,026
Robb Report Global Luxury                                         -      921,024
SWM Canadian Energy Income                               29,654,821    7,897,339
Zacks Country Rotation                                            -            -
Zacks International Multi-Asset Income                    8,901,395            -

Note 6 - CAPITAL:

Shares are issued and redeemed by the Funds only in Creation Unit size aggregations of 80,000 to 200,000 shares. Such transactions are only permitted on an in-kind basis, with separate cash payment, which is balancing each component to equate the transaction to the net asset value per shares of the Fund on the transaction date. Transaction fees ranging from $500 to $7,000 are charged to those persons creating or redeeming Creation Units. An additional charge of up to four times the Creation or Redemption Transaction Fee may be imposed with respect to transactions effected outside of the Clearing Process or to the extent that cash is used in lieu of securities to purchase Creation Units or redeem for cash.

Note 7 - DISTRIBUTION AGREEMENT:

The Board of Trustees of the Trust has adopted a distribution and services plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders of each class and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year. No 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees.

74 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust 2 | NOTES TO FINANCIAL STATEMENTS continued

Note 8 - INDEMNIFICATIONS:

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would require future claims that may be made against a Fund that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 - ACCOUNTING PRONOUNCEMENT:

In March 2008, the FASB issued SFAS No. 161,"Disclosures about Derivative Instruments and Hedging Activities." This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative instruments, b) how derivatives instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge items affect a fund's financial position, results of operations and cash flows. SFAS No.161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Fund adopted SFAS No. 161 effective December 1, 2008. As of May 31, 2009, the Funds do not have any outstanding derivative instruments and the adoption of FAS 161 did not have any impact on the Funds' financial statements or related disclosures.

In April 2009, the FASB issued FSP FAS 157-4,"Determining Fair Value When Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly"(FSP 157-4).FSP 157-4 provides guidance on how to determine the fair value of assets and liabilities when the volume and level of activity for the asset/liability has significantly decreased. FSP 157-4 also provides guidance on identifying circumstances that indicate a transaction is not orderly. In addition, FSP 157-4 requires disclosure in interim and annual periods of the inputs and valuation techniques used to measure fair value and a discussion of changes in valuation techniques. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009.The adoption of FSP 157-4 is currently being evaluated.

Note 10 - SUBSEQUENT EVENT:

Subsequent to May 31, 2009, the Board of Trustees declared the following quarterly dividends payable on June 30, 2009 to shareholders of record on June 26, 2009.The dividend rates per common share were as follows:

FUND                                                                        RATE
--------------------------------------------------------------------------------
Delta Global Shipping                                                 $    0.088
SWM Canadian Energy Income                                                 0.156
Zacks International Multi-Asset Income                                     0.137

Subsequent to May 31, 2009, a name change was approved for Beacon Global Exchanges, Brokers & Asset Managers and Beacon Global Timber. Effective June 15, 2009, Beacon Global Exchanges, Brokers & Asset Managers changed its name from Claymore/Clear Global Exchanges, Brokers & Asset Managers Index ETF, and Beacon Global Timber changed its name from Claymore/Clear Global Timber Index ETF. At the same time, the names of the indexes will change from Clear Global Exchanges, Brokers & Asset Managers Index to Beacon Global Exchanges, Brokers & Asset Managers and from Clear Global Timber Index to Beacon Global Timber Index.

On July 17, 2009, Claymore Group Inc., the parent of the adviser, entered into an Agreement and Plan of Merger between and among Claymore Group Inc., Claymore Holdings, LLC and GuggClay Acquisition, Inc., (the latter two entities are wholly-owned, indirect subsidiaries of Guggenheim Partners, LLC) whereby GuggClay Acquisition, Inc. will merge into Claymore Group, Inc. which will be the surviving entity. The parties intend that the completed merger will result in a change - of -control whereby Claymore Group Inc. and its subsidiaries will become indirect, wholly- owned subsidiaries of Guggenheim.

                                               Annual Report | May 31, 2009 | 75

Claymore Exchange-Traded Fund Trust 2

Report of INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
CLAYMORE EXCHANGE-TRADED FUND TRUST 2

We have audited the accompanying statements of assets and liabilities of Claymore/AlphaShares China Real Estate ETF, Claymore/AlphaShares China Small Cap Index ETF, Claymore/Beacon Global Exchanges, Brokers & Asset Managers Index ETF, Claymore/Beacon Global Timber Index ETF, Claymore/BNY Mellon Frontier Markets ETF, Claymore/Delta Global Shipping Index ETF, Claymore/Robb Report Global Luxury Index ETF, Claymore/SWM Canadian Energy Income Index ETF, Claymore/Zacks Country Rotation ETF, and Claymore/Zacks International Multi-Asset Income Index ETF (ten of the portfolios constituting the Claymore Exchange-Traded Fund Trust
2) (collectively, the "Funds"), comprising the Claymore Exchange-Traded Fund Trust 2, including the portfolios of investments, as of May 31, 2009, and the related statements of operations, the statements of changes in net assets and financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds'internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds'internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective ten Funds comprising the Claymore Exchange-Traded Fund Trust 2 at May 31, 2009, and the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
July 27, 2009

76 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust 2

SUPPLEMENTAL INFORMATION | (UNAUDITED)

FEDERAL INCOME TAX INFORMATION

The Trust intends to designate the maximum amount of dividends that qualify for the reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

In January 2010, shareholders will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2009.

Beacon Global Timber Index ETF intends to designate $40,863 of foreign tax withholding on foreign source income of $597,965.

BNY Mellon Frontier Markets ETF intends to designate $74,267 of foreign tax withholding on foreign source income of $502,747.

Delta Global Shipping Index ETF intends to designate $61,015 of foreign tax withholding on foreign source income of $578,077.

SWM Canadian Energy Income Index ETF intends to designate $354,844 of foreign tax withholding on foreign source income of $2,365,622.

Zacks International Multi-Asset Income Index ETF intends to designate $49,473 of foreign tax withholding on foreign source income of $455,452.

The Trust's investment income (dividend income plus short-term gains, if any) qualifies as follows:

                                                          QUALIFIED   DIVIDENDS-
                                                           DIVIDEND     RECEIVED
                                                             INCOME    DEDUCTION
--------------------------------------------------------------------------------
AlphaShares China Real Estate                                  7.51%       0.00%
AlphaShares China Small Cap                                   72.90%       0.00%
Beacon Global Exchanges, Brokers & Asset Managers            100.00%      86.98%
Beacon Global Timber                                         100.00%      26.59%
BNY Mellon Frontier Markets                                  100.00%       0.00%
Delta Global Shipping                                         90.02%      26.34%
Robb Report Global Luxury                                    100.00%      34.64%
SWM Canadian Energy Income                                    98.58%       0.00%
Zacks Country Rotation                                        98.85%       0.50%
Zacks International Multi-Asset Income                        93.17%       5.46%
--------------------------------------------------------------------------------
TRUSTEES

The Trustees of the Claymore Exchange-Traded Fund Trust 2 and their principal business occupations during the past five years:

NAME, ADDRESS*, YEAR      TERM OF OFFICE**  PRINCIPAL OCCUPATIONS DURING                 NUMBER OF FUNDS IN
OF BIRTH AND POSITION(S)  AND LENGTH OF     THE PAST FIVE YEARS AND                      THE FUND COMPLEX***    OTHER DIRECTORSHIPS
HELD WITH REGISTRANT      TIME SERVED       OTHER AFFILIATIONS                           OVERSEEN BY TRUSTEE    HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
----------------------------------------------------------------------------------------------------------------------------------
Randall C. Barnes         Since 2006        Private Investor (2001-present). Formerly,             43           None
Year of Birth: 1951                         Senior Vice President & Treasurer, PepsiCo,
Trustee                                     Inc. (1993-1997), President, Pizza Hut
                                            International (1991-1993) and Senior Vice
                                            President, Strategic Planning and New
                                            Business Development (1987-1990) of
                                            PepsiCo, Inc. (1987-1997).
----------------------------------------------------------------------------------------------------------------------------------
Ronald A. Nyberg          Since 2006        Partner of Nyberg & Cassioppi, LLC, a law              46           None
Year of Birth:1953                          firm specializing in corporate law, estate
Trustee                                     planning and business transactions
                                            (2000-present).Formerly, Executive Vice
                                            President, General Counsel and Corporate
                                            Secretary of Van Kampen Investments
                                            (1982-1999).
----------------------------------------------------------------------------------------------------------------------------------
Ronald E. Toupin, Jr.     Since 2006        Retired. Formerly, Vice President, Manager             43           None
Year of Birth: 1958                         and Portfolio Manager of Nuveen Asset
Trustee                                     Management (1998-1999), Vice President of
                                            Nuveen Investment Advisory
                                            Corp.(1992-1999),Vice President and
                                            Manager of Nuveen Unit Investment
                                            Trusts (1991-1999), and Assistant Vice
                                            President and Portfolio Manager of
                                            Nuveen Unit Investment Trusts
                                            (1988-1999), each of John Nuveen & Co.,
                                            Inc.(1982-1999).
----------------------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEES:
----------------------------------------------------------------------------------------------------------------------------------
Nicholas Dalmaso+         Since 2006        Attorney. Formerly, Senior Managing                    45           None
Year of Birth: 1965                         Director and Chief Administrative Officer
Trustee                                     (2007-2008) and General Counsel (2001-2007)
                                            of Claymore Advisors, LLC and Claymore
                                            Securities, Inc. Formerly, Assistant
                                            General Counsel, John Nuveen and Co.,
                                            Inc.(1999-2000). Former Vice President and
                                            Associate General Counsel of Van Kampen
                                            Investments, Inc.(1992-1999).
----------------------------------------------------------------------------------------------------------------------------------

* Address for all Trustees unless otherwise noted:2455 Corporate West Drive, Lisle, IL 60532

** This is the period for which the Trustee began serving the Trust. Each Trustee is expected to serve an indefinite term, until his successor is elected.

*** The Claymore Fund Complex consists of U.S. registered investment companies advised or serviced by Claymore Advisors, LLC or Claymore Securities, Inc. The Claymore Fund Complex is overseen by multiple Boards of Trustees.

+ Mr. Dalmaso is an "interested person"(as defined in Section 2(a) (19) of the 1940 Act) of the Trust because of his former position as an officer of, and his equity ownership in, the Adviser and certain of its affiliates.

                                               Annual Report | May 31, 2009 | 77

Claymore Exchange-Traded Fund Trust 2 | SUPPLEMENTAL INFORMATION (unaudited) continued

OFFICERS

The Officers of the Trust and their principal occupations during the past five years:

NAME, ADDRESS*, YEAR OF BIRTH     TERM OF OFFICE**    ANDPRINCIPAL OCCUPATION
AND POSITION(S) HELD WITH         LENGTH OF TIME      DURING THE PAST FIVE YEARS
REGISTRANT                        SERVED              AND OTHER AFFILIATIONS
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS:
-----------------------------------------------------------------------------------------------------------------------------------
J.Thomas Futrell                  Since 2008          Senior Managing Director and Chief Investment Officer of Claymore Advisors,
Year of Birth: 1955                                   LLC and Claymore Securities, Inc.(2008-present). Formerly, Managing Director
Chief Executive Officer                               of Research, Nuveen Asset Management (2000-2007).
-----------------------------------------------------------------------------------------------------------------------------------
Steven M.Hill                     Since 2006          Senior Managing Director of Claymore Advisors, LLC and Claymore Securities,
Year of Birth: 1964                                   Inc.(2005-present); Formerly, Chief Financial Officer of Claymore Group
Chief Accounting Officer, Chief                       Inc.(2005-2006); Managing Director of Claymore Advisors, LLC and Claymore
Financial Officer and Treasurer                       Securities, Inc.(2003-2005); Treasurer of Henderson Global Funds and
                                                      Operations Manager for Henderson Global Investors (NA) Inc., (2002-2003);
                                                      Managing Director, FrontPoint Partners LLC (2001-2002); Vice President,
                                                      Nuveen Investments (1999-2001).
-----------------------------------------------------------------------------------------------------------------------------------
Kevin Robinson                    Since 2008          Senior Managing Director and General Counsel of Claymore Advisors, LLC,
Year of Birth:1959                                    Claymore Securities, Inc. and Claymore Group, Inc.(2007-present). Chief Legal
Chief Legal Officer                                   Officer of certain other funds in the Fund Complex. Formerly, Associate
                                                      General Counsel and Assistant Corporate Secretary of NYSE Euronext,
                                                      Inc.(2000-2007).
-----------------------------------------------------------------------------------------------------------------------------------
Bruce Saxon                       Since 2006          Vice President, Fund Compliance Officer of Claymore Group Inc.
Year of Birth:1957                                    (2006-present). Formerly, Chief Compliance Officer/Assistant Secretary of
Chief Compliance Officer                              Harris Investment Management, Inc.(2003-2006). Director-Compliance of
                                                      Harrisdirect LLC (1999-2003).
-----------------------------------------------------------------------------------------------------------------------------------
Melissa J. Nguyen                 Since 2006          Vice President, Assistant General Counsel of Claymore Group
Year of Birth: 1978                                   Inc.(2005-present). Secretary of certain funds in the Fund Complex. Formerly,
Secretary                                             Associate, Vedder, Price, Kaufman & Kammholz, P.C.(2003-2005).
-----------------------------------------------------------------------------------------------------------------------------------
William H. Belden, III            Since 2006          Managing Director of Claymore Advisors, LLC (2005-present). Formerly, Vice
Year of Birth: 1965                                   President of Product Management at Northern Trust Global Investments
Vice President                                        (1999-2005).
-----------------------------------------------------------------------------------------------------------------------------------
Chuck Craig                       Since 2006          Managing Director (2006-present), Vice President (2003-2006) of Claymore
Year of Birth: 1967                                   Advisors, LLC. Formerly, Assistant Vice President, First Trust Portfolios,
Vice President                                        L.P.(1999-2003).
-----------------------------------------------------------------------------------------------------------------------------------

*     Address for all Officers: 2455 Corporate West Drive, Lisle, IL 60532

** Officers serve at the pleasure of the Board of Trustees and until his or her successor is appointed and qualified or until his or her earlier resignation or removal.

78 | Annual Report | May 31, 2009

Claymore Exchange-Traded Fund Trust 2

Trust INFORMATION |

BOARD OF TRUSTEES

Randall C. Barnes

Nicholas Dalmaso*

Ronald A. Nyberg

Ronald E.Toupin, Jr.

* Trustee is an "interested person" of the Trust as defined in the Investment Company Act of 1940, as amended, as a result of his former position as an officer of the Adviser and certain of its affiliates and his equity ownership in the Adviser and certain of its affiliates.

OFFICERS

J.Thomas Futrell
Chief Executive Officer

Steven M. Hill
Chief Accounting Officer, Chief Financial Officer and Treasurer

Kevin Robinson
Chief Legal Officer

Bruce Saxon
Chief Compliance Officer

Melissa J. Nguyen
Secretary

William H. Belden III
Vice President

Chuck Craig
Vice President

INVESTMENT ADVISER
Claymore Advisors, LLC Lisle, IL

DISTRIBUTOR
Claymore Securities, Inc. Lisle, IL

ADMINISTRATOR
Claymore Advisors, LLC Lisle, IL

ACCOUNTING AGENT, CUSTODIAN
AND TRANSFER AGENT
The Bank of New York Mellon New York, NY

LEGAL COUNSEL
Clifford Chance US LLP
New York, NY

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL

PRIVACY PRINCIPLES OF THE TRUST FOR SHAREHOLDERS

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding the non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Funds restrict access to non-public personal information about the shareholders to Claymore Advisors, LLC employees with a legitimate business need for the information. The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

QUESTIONS CONCERNING YOUR SHARES OF THE TRUST?

o     If your shares are held in a Brokerage Account, contact your Broker.

This report is sent to shareholders of the Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

A description of the Funds' proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 949-3837.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 949-3837, visiting Claymore's website at www.claymore.com or by accessing the Funds' Form N-PX on the SEC's website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC website at www.sec.gov or by visiting Claymore's website at www.claymore.com.The Funds'Form N-Q may also be viewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

                                               Annual Report | May 31, 2009 | 79

Claymore Exchange-Traded Fund Trust 2

About the FUND MANAGER |

CLAYMORE ADVISORS, LLC

Claymore Advisors, LLC manages the investment and reinvestment of each Fund's assets and administers the affairs of each Fund to the extent requested by the Board of Trustees. Claymore Advisors, LLC also acts as investment adviser to closed-end and open-end management investment companies. Claymore entities have provided supervision, management, servicing or distribution on approximately $12.4 billion in assets as of May 31, 2009. Claymore currently offers exchange-traded funds, closed-end funds, and unit investment trusts.

PORTFOLIO MANAGEMENT

The portfolio manager who is currently responsible for the day-to-day management of the Funds' portfolio is Chuck Craig, CFA. Mr. Craig has managed each Fund's portfolio since its inception. Mr. Craig is a Managing Director, Portfolio Management and Supervision, of the Investment Adviser and Claymore Securities, Inc. and joined Claymore Securities, Inc. in May of 2003. Before joining Claymore Securities, Inc., Mr. Craig spent four years with First Trust Portfolios L.P. (formerly Nike Securities) as an equity-research analyst and portfolio manager within the Equity Strategy Research group. Mr. Craig received a M.S. in Financial Markets from the Center for Law and Financial Markets at the Illinois Institute of Technology. He also earned a B.S. in Finance from Northern Illinois University.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 OVERVIEW

The Claymore Exchange-Traded Fund Trust 2 (the "Trust") is an investment company consisting of 14 separate exchange-traded "index funds" as of May 31, 2009. The investment objective of each of the funds is to replicate as closely as possible, before fees and expenses, the performance of a specified market index.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND INCLUDING A DISCUSSION OF INVESTMENT OBJECTIVES, RISKS, ONGOING EXPENSES AND SALES CHARGES. IF A PROSPECTUS DID NOT ACCOMPANY THIS REPORT, YOU CAN OBTAIN ONE FROM YOUR FINANCIAL ADVISER, FROM OUR WEBSITE AT HTTP://WWW.CLAYMORE.COM OR BY CALLING
(888) 949-3837. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING. THE STATEMENT OF ADDITIONAL INFORMATION THAT INCLUDES ADDITIONAL INFORMATION ABOUT THE TRUSTEES IS ALSO AVAILABLE, WITHOUT CHARGE, UPON REQUEST VIA OUR WEBSITE AT HTTP://WWW.CLAYMORE.COM OR BY CALLING (888) 949-3837.ALL FUNDS ARE SUBJECT TO MARKET RISK AND SHARES WHEN SOLD MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN LOSE MONEY INVESTING IN THE FUNDS.

CLAYMORE SECURITIES, INC.
2455 Corporate West Drive
Lisle, IL 60532
Member FINRA/SIPC    NOT FDIC - INSURED | NOT BANK - GUARANTEED | MAY LOSE VALUE

(07/09)

                                                                ETFT-002-AR-0509

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ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) No information need be disclosed pursuant to this paragraph.

(c) The registrant has not amended its Code of Ethics during the period covered by the report presented in Item 1 hereto.

(d) The registrant has not granted a waiver or an implicit waiver to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions from a provision of its Code of Ethics during the period covered by this report.

(e) Not applicable.

(f) (1) The registrant's Code of Ethics is attached hereto as an exhibit.

    (2) Not applicable.

    (3) Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that it has at least one audit committee financial expert serving on its audit committee, Ronald E. Toupin, Jr. Mr. Toupin is an "independent" Trustee as defined in Item 3 of Form N-CSR. Mr. Toupin qualifies as an audit committee financial expert by virtue of his experience obtained as a portfolio manager and research analyst, which included review and analysis of offering documents and audited and un-audited financial statements using GAAP to show accounting estimates, accruals and reserves.

(Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification. The designation of identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the audit committee or Board of Trustees.)

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ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees: the aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $193,767 and $138,845 for the fiscal years ending May 31, 2009, and May 31, 2008, respectively.

(b) Audit-Related Fees: the aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph 4(a), including agreed upon procedures reports performed for rating agencies and the issuance of comfort letters, were $0 and $0 for the fiscal years ending May 31, 2009, and May 31, 2008, respectively.

(c) Tax Fees: the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning, including federal, state and local income tax return preparation and related advice and determination of taxable income and miscellaneous tax advice were $60,000 and $48,000 for the fiscal years ending May 31, 2009, and May 31, 2008, respectively.

(d) All Other Fees: the aggregate fees billed for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 and $0 for the fiscal years ending May 31, 2009, and May 31, 2008, respectively.

(e) Audit Committee Pre-Approval Policies and Procedures.

         (i) The Audit Committee reviews, and in its sole discretion, pre-approves, pursuant to written pre-approval procedures (A) all engagements for audit and non-audit services to be provided by the principal accountant to the registrant and (B) all engagements for non-audit services to be provided by the principal accountant (1) to the registrant's investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and (2) to any entity controlling, controlled by or under common control with the registrant's investment adviser that provides ongoing services to the registrant; but in the case of the services described in subsection (B)(1) or (2), only if the engagement relates directly to the operations and financial reporting of the registrant; provided that such pre-approval need not be obtained in circumstances in which the pre-approval requirement is waived under rules promulgated by the Securities and Exchange Commission or New York Stock Exchange listing standards. Sections IV.C.2 and IV.C.3 of the Audit Committee's revised Audit Committee Charter contain the Audit Committee's Pre-Approval Policies and Procedures and such sections are included below.

    IV.C.2 Pre-approve any engagement of the independent auditors to provide any non-prohibited services to the Trust, including the fees and other compensation to be paid to the independent auditors (unless an exception is available under Rule 2-01 of Regulation S-X).

                  (a) The Chairman or any member of the Audit Committee may grant the pre-approval of services to the Fund for non-prohibited services up to $10,000. All such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

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    IV.C.3        Pre-approve any engagement of the independent auditors,
                  including the fees and other compensation to be paid to the independent auditors, to provide any non-audit services to the Adviser (or any "control affiliate" of the Adviser providing ongoing services to the Trust), if the engagement relates directly to the operations and financial reporting of the Trust (unless an exception is available under Rule 2-01 of Regulation S-X).

                  (a) The Chairman or any member of the Audit Committee may grant the pre-approval for non-audit services to the Adviser up to $10,000. All such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

      (ii) None of the services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, the registrant's investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and/or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that directly related to the operations and financial reporting of the registrant were $60,000 and $48,000 for the fiscal years ending May 31, 2009, and May 31, 2008, respectively.

(h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) The Audit Committee was established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit Committee of the Registrant is comprised of: Ronald A. Nyberg; Ronald E. Toupin, Jr., and Randall
C. Barnes.

(b) Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

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ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation, as required by Rule 30a-3(b) under the Investment Company Act, that the registrant's disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Chief Executive and Senior Financial Officer.

(a)(2) Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) of the Investment Company Act.

(b) Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) of the Investment Company Act and Section 906 of the Sarbanes-Oxley Act of 2002.

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                                   SIGNATURES



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Claymore Exchange-Traded Fund Trust 2

By:      /s/ J. Thomas Futrell
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Name:    J. Thomas Futrell

Title:   Chief Executive Officer

Date:    August 7, 2009

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ J. Thomas Futrell
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Name:    J. Thomas Futrell

Title:   Chief Executive Officer

Date:    August 7, 2009

By:      /s/ Steven M. Hill
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Name:    Steven M. Hill

Title:   Treasurer and Chief Financial Officer

Date:    August 7, 2009